UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-3828

Seligman Municipal Fund Series, Inc.

(Exact name of Registrant as specified in charter)

100 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Lawrence P. Vogel

100 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 850-1864

Date of fiscal year end:	9/30

Date of reporting period:	9/30/05

FORM N-CSR

ITEM 1. REPORTS TO STOCKHOLDERS.

Seligman
Municipal Fund Series, Inc.

Annual Report
September 30, 2005

Seeking Income
Exempt From
Regular Income Tax

J. & W. Seligman & Co.
Incorporated
Established 1864
100 Park Avenue, New York, NY 10017

Seligman
141 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 141 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, one of the nation’s largest diversified publicly-traded closed-end equity investment companies — Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

Table of Contents

To The Shareholders	1

Interview With Your Portfolio Managers	2

Performance and Portfolio Overview	5

Understanding and Comparing Your Series’ Expenses	19

Portfolios of Investments	21

Statements of Assets and Liabilities	34

Statements of Operations	36

Statements of Changes in Net Assets	37

Notes to Financial Statements	42

Financial Highlights	54

Report of Independent Registered Public Accounting Firm	74

Directors and Officers	75

Additional Fund Information	back cover

To The Shareholders

We are pleased to present the annual report for Seligman Municipal Fund Series, Inc., covering the fiscal year ended September 30, 2005. This report contains a discussion with your Portfolio Managers, as well as each Series’ investment results, financial statements, and portfolio of investments.

Thank you for your continued support of Seligman Municipal Fund Series. We look forward to serving your investment needs for many years to come.

By order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

November 23, 2005

Manager	Shareholder Service Agent	Important Telephone Numbers
J. & W. Seligman & Co. Incorporated 100 Park Avenue New York, NY 10017 General Distributor Seligman Advisors, Inc. 100 Park Avenue New York, NY 10017	Seligman Data Corp. 100 Park Avenue New York, NY 10017 General Counsel Sullivan & Cromwell LLP Independent Registered Public Accounting Firm Deloitte & Touche LLP	(800) 221-2450 Shareholder Services (800) 445-1777 Retirement Plan Services (212) 682-7600 Outside the United States (800) 622-4597 24-Hour Automated Telephone Access Service

Interview With Your Portfolio Managers
Thomas G. Moles and Eileen A. Comerford

Q.

What market conditions and events materially affected the performance of the Series in Seligman Municipal Fund Series, Inc. during the fiscal year ended September 30, 2005?

A.

The Seligman Municipal Fund Series posted positive investment returns for the fiscal year ended September 30, 2005; however, results were comprised principally, if not wholly, of interest income rather than price return. Performance results were attributable to a constructive municipal market environment characterized by stable long-term municipal yields, rising short-term municipal yields, improving credit conditions and record-setting refunding activity.

During the Series’ fiscal year, the Federal Open Market Committee increased the federal funds rate by 2 percentage points, which led to sharply higher short-term municipal yields. As yields at the front-end of the municipal yield curve rose, the prices of many of the Series’ shorter-maturity holdings declined, tempering positive investment results (in general, fixed-rate bond prices decline as interest rates increase). Subsequent to the close of the reporting period, the federal funds rate was increased by an additional 0.25%.

The Series’ holdings of variable rate demand notes — the preferred investment vehicle for managing the Series’ cash flows — did benefit from higher short-term yield environment, particularly given that, in general, cash balances for the Series over the past fiscal year, have been maintained at higher percentages than they have been historically.

The US economy continued to expand over the past 12 months, leading to considerable improvement in state and local government finances. The Rockefeller Institute of Government reports that state tax revenues for the second quarter of 2005 rose 13.3% compared with the same period last year. Notably, most increases in tax receipts were achieved without meaningful hikes in tax rates. Further, tax receipts rose for personal, corporate, and sales taxes with corporate taxes experiencing the strongest growth. States and municipalities have made significant progress in restoring fiscal balance, leading to an overall strengthening in credit trends. Still, substantial challenges remain, including the escalating costs of Medicaid programs, public pension liabilities and education funding. In addition, the failure of many states to adequately address structural imbalances poses a risk to future financial stability.

Year-to-date, the favorable interest rate environment continued to support the issuance of refunding bonds. In general, refunding bonds are issued to retire outstanding, higher-cost debt. Refunding activity in the municipal market has had a significant impact on the Series. Over the past year, a significant percentage of Series’ holdings were pre-refunded to future call dates. The principal and interest payments on the pre-refunded bonds have been secured by escrow accounts comprised of US government securities, making them secure and highly liquid securities. In addition, the shortened maturity date and enhanced credit quality of pre-refunded bonds often results in price appreciation, which contributes positively to investment results. Currently, refunded bonds (pre-refunded bonds and escrowed-to-maturity bonds) represent the largest sector in the majority of the Series’ portfolios. The Series also experienced a high percentage of bond calls during the reporting period. The loss of high-yielding bonds reduced investment income because the proceeds of called bonds were reinvested at lower prevailing yields.

As municipal yields have trended lower, investors have stepped up purchases of lower-rated credits. The increase in demand for lesser-rated bonds has caused yield spreads to compress. As a result, lower-rated bonds have outperformed higher-quality bonds by a wide margin over the past 12 months. The Series are comprised principally of higher-quality municipal bonds.

Q.

What investment strategies or techniques materially affected the Series’ performance during the period?

A.

Over the past fiscal year, our primary objective has been to lessen the impact of an expected increase in long-term municipal yields and significantly higher short-term yields (yield curve flattening) on the Series’ performance. The following strategies were implemented, although the extent of their use varied among the individual portfolios:

Over the past year, we reduced exposure to bonds maturing in 25 years and longer in an effort to lower the interest rate exposure of our funds. In general, the longer the maturity of a bond, the greater the interest rate sensitivity. New purchases have been concentrated in the 20-year maturity range. At various times during the past year, the narrowing

Interview With Your Portfolio Managers
Thomas G. Moles and Eileen A. Comerford

of the yield spread between 20-year and 30-year bonds provided an opportunity to sell 30-year bonds and buy 20-year bonds while giving up only a modest amount of yield. Over the 12-month reporting period, however, the longest maturity bonds unexpectedly enjoyed the best performance while the 20-year sector ranked second.

Portfolio holdings that were pre-refunded prior to the start of the current fiscal year were maintained given their attractive coupon interest and inherently defensive nature. Investment income has benefited from our decision to retain these higher-yielding securities. However, given the shorter maturity dates of the Series’ pre-refunded bonds, the increase in short-term yields over the past year caused performance results to significantly lag that of longer-term securities. On a more positive note, the Series held the majority of portfolio holdings that were pre-refunded during the Series’ fiscal year. The shortened maturity date and enhanced credit quality often resulted in price appreciation for the newly pre-refunded bonds, contributing to positive investment results.

We favored premium coupon bonds (market price above par). Most purchases were of premium coupon bonds with ten years of call protection. Premium bonds are generally less sensitive to interest rate changes than par or discount bonds (market price below par), and typically offer higher yields to maturity. In a rising interest rate environment, premium bonds typically outperform lower coupon bonds. However, over the past fiscal year, long-term municipal yields declined, favoring par and discount bonds.

The majority of purchases in the Series have been of higher-quality bonds, in particular, AAA-rated insured bonds. Yields offered on lower-quality bonds have not, in our opinion, adequately compensated investors for accepting a greater degree of credit risk. Nevertheless, strong demand for higher-yielding securities has led to a narrowing of credit spreads. As a result, lower-quality bonds substantially outperformed higher-quality bonds over the past 12 months.

We continued to avoid Tobacco Securitization Bonds in the portfolios. The Series does not own tobacco bonds due to concerns over legal challenges to the Master Settlement Agreement (MSA) — the source of principal and interest payment for tobacco bonds — as well as the impact of punitive jury awards and continuing litigation on tobacco companies. Additionally, tobacco company contributions to the MSA are based on the quantity of cigarettes sold. Cigarette sales have already fallen below projection, and are expected to decline further, reducing the tobacco company payments to the MSA. Despite these factors, Tobacco Securitization Bonds posted strong performance for the period, enhancing the returns of other funds that held them.

The following material information should be noted with respect to individual state Series: In March 2005, National Series and Michigan Series sold their positions of Michigan Strategic Fund Revenue Bonds guaranteed by General Motors Corporation. The formidable challenges and uncertain future facing GM and the US auto industry provided the rationale for our sell decision.

Louisiana was recently hit by two major hurricanes — Katrina in August and Rita in September. Hurricane Katrina struck the heavily populated New Orleans metropolitan area and was overwhelmingly the more destructive of the two. The severity and scope of the devastation are unprecedented in US history. The estimated cost of rebuilding is staggering, with projections currently in the range of $125 to $140 billion. New Orleans and nearby municipalities lost a significant percentage of their tax bases — some of which may be permanent — when Hurricane Katrina and levee failures destroyed or severely damaged homes and businesses in the affected areas. The State of Louisiana and the federal government are in the midst of formulating various recovery programs. Assistance will likely be in the form of tax credits, loans, an acceleration of expected payments, and the waiver of certain restrictions on municipal bond issuance. While Louisiana has not ruled out the possibility of a state bailout of local debt, the US Treasury Department opposes federal guarantees for municipal bonds.

The Louisiana Series is concentrated in higher-quality bonds. As of September 30, 2005, 93% of Louisiana Series assets were rated “AAA” — the highest rating available. The majority of AAA-rated holdings carry municipal bond insurance. The major rating agencies have stated that the AAA-ratings of the municipal insurers guaranteeing Louisiana Series holdings are secure even under worst case scenarios. The remaining 7% of Louisiana Series assets are currently rated “AA” (Calcasieu Parish Revenue Bonds for Conoco Inc.), due to a guarantee by E. I. duPont de Nemours and Company. Lipper Analytical Services — the leading provider of performance statistics for the mutual fund industry — reports that the Seligman Louisiana Municipal Series was ranked number one among its competitors for the one-month and three-months periods ended September 30, 2005, based on total return.

Interview With Your Portfolio Managers
Thomas G. Moles and Eileen A. Comerford

Fiscal year performance results for the Series, with the exception of South Carolina Series, lagged that of the Lehman Brothers Municipal Index (the “Lehman Index”) — the Series’ benchmark. Our more defensive portfolio positioning, relative to the Lehman Index, was the primary reason for the underperformance of the Series given the continued, albeit modest, decline in long-term municipal yields over the past 12 months. Additionally, overweighting of the pre-refunded bond sector compared with the Lehman Index caused a lag in period returns.

It should be noted that the Lehman Index is an unmanaged index comprised of a wide range of investment-grade municipal bonds, and that its components may differ significantly from that of the Series, particularly the state-specific Series. Further, the Lehman Index does not reflect the impact of fees or expenses on fund returns.

The views and opinions expressed are those of the Portfolio Managers, are provided for general information only, and do not constitute specific tax, legal, or investment advice to, or recommendations for, any person. There can be no guarantee as to the accuracy of market forecasts. Opinions, estimates, and forecasts may be changed without notice.

A Team Approach

Seligman Municipal Fund Series is managed by the Seligman Municipals Team, headed by Thomas G. Moles. Mr. Moles and Co-Portfolio Manager Eileen A. Comerford are assisted in the management of the Series by a group of seasoned professionals who are responsible for research and trading consistent with the Series’ investment objective. Team members include Senior Credit Analyst Audrey Kuchtyak, Michelle Lowery, and Debra McGuiness.

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of each Series of Seligman Municipal Fund Series and to provide a summary of the portfolio characteristics of each Series.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Fund as of the most recent month-end will be available at www.seligman.com1 by the seventh business day following that month-end. Calculations assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares. A portion of each Series’ income may be subject to applicable state and local taxes, and any amount may be subject to the federal alternative minimum tax. Capital gain distributions are subject to federal, state and local taxes. An investment in a Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% contingent deferred sales charge (“CDSC”) that is charged on redemptions made within 18 months of purchase. Returns for Class D shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase.

The chart for each Series compares a $10,000 hypothetical investment made in Class A shares, with and without the initial 4.75% maximum sales charge, and in Class D shares, without the 1% CDSC, to a $10,000 investment made in the Lehman Brothers Municipal Bond Index (the “Lehman Index”) for the 10-year period ended September 30, 2005. The performance of Class C shares of each Series, which commenced on a later date, and of Class A and Class D shares for other periods, with and without applicable sales charges and CDSCs, is not shown in the charts but is included in the total returns table below each chart. The performance of Class C shares will differ from the performance shown for Class A and Class D shares, based on the differences in sales charges and fees paid by shareholders. The Lehman Index does not include the effect of taxes, fees or sales charges, and does not reflect state-specific bond market performance.

[1]	The reference to Seligman’s website is an inactive textual reference and information contained in or otherwise accessible through Seligman’s website does not form a part of this report or the Fund’s prospectus.

Performance and Portfolio Overview

National Series

Investment Results

Total Returns
For Periods Ended September 30, 2005

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(2.79)%	(1.76)%	4.08%	4.70%	n/a
Without Sales Charge	2.02	3.18	5.10	5.21	n/a
Class C
With Sales Charge and CDSC‡	(0.45)	0.26	3.94	n/a	3.13%
Without Sales Charge and CDSC	1.56	2.25	4.15	n/a	3.29
Class D
With 1% CDSC	0.56	1.27	n/a	n/a	n/a
Without CDSC	1.56	2.25	4.15	4.28	n/a
Lehman Index**	2.80	4.05	6.34	6.07	5.65	#

Net Asset Value Per Share

	9/30/05	3/31/05	9/30/04
Class A	$7.88	$7.89	$7.97
Class C	7.88	7.89	7.97
Class D	7.88	7.89	7.97

Holdings by Market Sectorø

Revenue Bonds	78%
General Obligation Bondsøø	22

Weighted Average Maturity[3]	15.6 years

Dividend Per Share and Yield Information
For Periods Ended September 30, 2005

	Dividend†	SEC 30-Day Yield††
Class A	$0.339	2.96%
Class C	0.267	2.18
Class D	0.267	2.21

Holdings by Credit Quality2ø

AAA	55%
AA	15
A	24
BBB	6

See footnotes on page 18.

Performance and Portfolio Overview

Colorado Series

Investment Results

Total Returns
For Periods Ended September 30, 2005

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(2.32)%	(0.99)%	5.10%	4.72%	n/a
Without Sales Charge	2.56	3.93	6.13	5.23	n/a
Class C
With Sales Charge and CDSC‡	0.05	0.95	4.95	n/a	3.86%
Without Sales Charge and CDSC	2.10	3.00	5.16	n/a	4.03
Class D
With 1% CDSC	1.10	2.00	n/a	n/a	n/a
Without CDSC	2.10	3.00	5.16	4.29	n/a
Lehman Index**	2.80	4.05	6.34	6.07	5.65	#

Net Asset Value Per Share

	9/30/05	3/31/05	9/30/04
Class A	$7.65	$7.61	$7.66
Class C	7.64	7.60	7.65
Class D	7.64	7.60	7.65

Holdings by Market Sectorø

Revenue Bonds	70%
General Obligation Bondsøø	30

Weighted Average Maturity[3]	16.4 years

Dividend Per Share and Yield Information
For Periods Ended September 30, 2005

	Dividend†	SEC 30-Day Yield††
Class A	$0.307	2.91%
Class C	0.237	2.13
Class D	0.237	2.16

Holdings by Credit Quality2ø

AAA	68%
AA	6
A	14
BBB	12

See footnotes on page 18.

Performance and Portfolio Overview

Georgia Series

Investment Results

Total Returns
For Periods Ended September 30, 2005

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(2.72)%	(1.70)%	3.94%	4.62%	n/a
Without Sales Charge	2.16	3.19	4.95	5.13	n/a
Class C
With Sales Charge and CDSC‡	(0.33)	0.25	3.79	n/a	3.18%
Without Sales Charge and CDSC	1.70	2.26	4.01	n/a	3.34
Class D
With 1% CDSC	0.70	1.27	n/a	n/a	n/a
Without CDSC	1.70	2.26	4.01	4.20	n/a
Lehman Index**	2.80	4.05	6.34	6.07	5.65	#

Net Asset Value Per Share

	9/30/05	3/31/05	9/30/04
Class A	$7.78	$7.77	$7.84
Class C	7.80	7.79	7.86
Class D	7.80	7.79	7.86

Holdings by Market Sectorø

Revenue Bonds	57%
General Obligation Bondsøø	43

Weighted Average Maturity[3]	14.6 years

Dividend Per Share and Yield Information
For Periods Ended September 30, 2005

	Dividend†	SEC 30-Day Yield††
Class A	$0.307	3.01%
Class C	0.236	2.24
Class D	0.236	2.26

Holdings by Credit Quality2ø

AAA	57%
AA	20
A	15
BBB	8

See footnotes on page 18.

Performance and Portfolio Overview

Louisiana Series

Investment Results

Total Returns
For Periods Ended September 30, 2005

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.20)%	(2.34)%	4.35%	4.71%	n/a
Without Sales Charge	1.58	2.53	5.37	5.23	n/a
Class C
With Sales Charge and CDSC‡	(0.85)	(0.33)	4.22	n/a	3.52%
Without Sales Charge and CDSC	1.13	1.62	4.43	n/a	3.68
Class D
With 1% CDSC	0.13	0.63	n/a	n/a	n/a
Without CDSC	1.12	1.61	4.43	4.28	n/a
Lehman Index**	2.80	4.05	6.34	6.07	5.65	#

Net Asset Value Per Share

	9/30/05	3/31/05	9/30/04
Class A	$8.06	$8.10	$8.22
Class C	8.06	8.10	8.22
Class D	8.06	8.10	8.22

Holdings by Market Sectorø

Revenue Bonds	76%
General Obligation Bondsøø	24
Weighted Average Maturity[3]	15.7 years

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended September 30, 2005

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.336	$0.029	3.05%
Class C	0.262	0.029	2.28
Class D	0.262	0.029	2.30

Holdings by Credit Quality2ø

AAA	93%
AA	7

See footnotes on page 18.

Performance and Portfolio Overview

Maryland Series

Investment Results

Total Returns
For Periods Ended September 30, 2005

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(2.65)%	(1.20)%	4.17%	4.59%	n/a
Without Sales Charge	2.25	3.72	5.19	5.10	n/a
Class C
With Sales Charge and CDSC‡	(0.22)	0.67	4.04	n/a	3.42%
Without Sales Charge and CDSC	1.78	2.66	4.25	n/a	3.57
Class D
With 1% CDSC	0.78	1.67	n/a	n/a	n/a
Without CDSC	1.78	2.66	4.25	4.16	n/a
Lehman Index**	2.80	4.05	6.34	6.07	5.65	#

Net Asset Value Per Share

	9/30/05	3/31/05	9/30/04
Class A	$7.97	$7.95	$8.03
Class C	7.98	7.96	8.05
Class D	7.98	7.96	8.05

Holdings by Market Sectorø

Revenue Bonds	63%
General Obligation Bondsøø	37

Weighted Average Maturity[3]	18.4 years

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended September 30, 2005

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.313	$0.041	2.97%
Class C	0.241	0.041	2.20
Class D	0.241	0.041	2.21

Holdings by Credit Quality2ø

AAA	38%
AA	37
A	13
BBB	12

See footnotes on page 18.

Performance and Portfolio Overview

Massachusetts Series

Investment Results

Total Returns
For Periods Ended September 30, 2005

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(2.81)%	(1.96)%	5.09%	4.98%	n/a
Without Sales Charge	2.08	2.90	6.11	5.48	n/a
Class C
With Sales Charge and CDSC‡	(0.36)	0.03	4.93	n/a	3.85%
Without Sales Charge and CDSC	1.62	1.98	5.16	n/a	4.01
Class D
With 1% CDSC	0.62	0.99	n/a	n/a	n/a
Without CDSC	1.62	1.98	5.16	4.55	n/a
Lehman Index**	2.80	4.05	6.34	6.07	5.65	#

Net Asset Value Per Share

	9/30/05	3/31/05	9/30/04
Class A	$8.15	$8.15	$8.27
Class C	8.15	8.15	8.27
Class D	8.15	8.15	8.27

Holdings by Market Sectorø

Revenue Bonds	70%
General Obligation Bondsøø	30
Weighted Average Maturity[3]	16.5 years

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended September 30, 2005

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.331	$0.024	2.58%
Class C	0.257	0.024	1.80
Class D	0.257	0.024	1.81

Holdings by Credit Quality2ø

AAA	65%
AA	20
A	8
BBB	7

See footnotes on page 18.

Performance and Portfolio Overview

Michigan Series

Investment Results

Total Returns
For Periods Ended September 30, 2005

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(2.79)%	(2.34)%	4.46%	4.86%	n/a
Without Sales Charge	2.05	2.56	5.47	5.37	n/a
Class C
With Sales Charge and CDSC‡	(0.47)	(0.39)	4.33	n/a	3.71%
Without Sales Charge and CDSC	1.59	1.64	4.53	n/a	3.89
Class D
With 1% CDSC	0.59	0.66	n/a	n/a	n/a
Without CDSC	1.59	1.64	4.53	4.42	n/a
Lehman Index**	2.80	4.05	6.34	6.07	5.65	#

Net Asset Value Per Share

	9/30/05	3/31/05	9/30/04
Class A	$8.44	$8.44	$8.57
Class C	8.43	8.43	8.56
Class D	8.43	8.43	8.56

Holdings by Market Sectorø

Revenue Bonds	52%
General Obligation Bondsøø	48

Weighted Average Maturity[3]	11.9 years

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended September 30, 2005

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.345	$0.001	2.55%
Class C	0.268	0.001	1.76
Class D	0.268	0.001	1.78

Holdings by Credit Quality2ø

AAA	64%
AA	36

See footnotes on page 18.

Performance and Portfolio Overview

Minnesota Series

Investment Results

Total Returns
For Periods Ended September 30, 2005

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(2.69)%	(1.98)%	4.24%	4.27%	n/a
Without Sales Charge	2.22	2.90	5.27	4.78	n/a
Class C
With Sales Charge and CDSC‡	(0.30)	(0.06)	4.13	n/a	3.37%
Without Sales Charge and CDSC	1.74	1.95	4.33	n/a	3.54
Class D
With 1% CDSC	0.73	0.96	n/a	n/a	n/a
Without CDSC	1.73	1.95	4.33	3.84	n/a
Lehman Index**	2.80	4.05	6.34	6.07	5.65	#

Net Asset Value Per Share

	9/30/05	3/31/05	9/30/04
Class A	$7.75	$7.73	$7.83
Class C	7.75	7.73	7.83
Class D	7.75	7.73	7.83

Holdings by Market Sectorø

Revenue Bonds	52%
General Obligation Bondsøø	48
Weighted Average Maturity[3]	14.4 years

Dividend Per Share and Yield Information
For Periods Ended September 30, 2005

	Dividend†	SEC 30-Day Yield††
Class A	$0.303	2.56%
Class C	0.231	1.78
Class D	0.231	1.80

Holdings by Credit Quality2ø

AAA	57%
AA	22
A	17
BBB	1
Non-Rated	3

See footnotes on page 18.

Performance and Portfolio Overview

Missouri Series

Investment Results

Total Returns
For Periods Ended September 30, 2005

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(2.53)%	(1.48)%	4.70%	4.81%	n/a
Without Sales Charge	2.34	3.39	5.73	5.31	n/a
Class C
With Sales Charge and CDSC‡	(0.14)	0.45	4.59	n/a	3.78%
Without Sales Charge and CDSC	1.88	2.46	4.78	n/a	3.95
Class D
With 1% CDSC	0.88	1.47	n/a	n/a	n/a
Without CDSC	1.88	2.46	4.78	4.37	n/a
Lehman Index**	2.80	4.05	6.34	6.07	5.65	#

Net Asset Value Per Share

	9/30/05	3/31/05	9/30/04
Class A	$7.84	$7.81	$7.89
Class C	7.84	7.81	7.89
Class D	7.84	7.81	7.89

Holdings by Market Sectorø

Revenue Bonds	79%
General Obligation Bondsøø	21

Weighted Average Maturity[3]	14.7 years

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended September 30, 2005

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.307	$0.006	2.67%
Class C	0.236	0.006	1.87
Class D	0.236	0.006	1.90

Holdings by Credit Quality2ø

AAA	54%
AA	30
A	16

See footnotes on page 18.

Performance and Portfolio Overview

New York Series

Investment Results

Total Returns
For Periods Ended September 30, 2005

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(2.36)%	(0.95)%	4.86%	5.26%	n/a
Without Sales Charge	2.51	3.96	5.89	5.77	n/a
Class C
With Sales Charge and CDSC‡	0.07	0.93	4.72	n/a	3.90%
Without Sales Charge and CDSC	2.05	2.91	4.93	n/a	4.06
Class D
With 1% CDSC	1.05	1.91	n/a	n/a	n/a
Without CDSC	2.05	2.91	4.93	4.81	n/a
Lehman Index**	2.80	4.05	6.34	6.07	5.65	#

Net Asset Value Per Share

	9/30/05	3/31/05	9/30/04
Class A	$8.26	$8.22	$8.27
Class C	8.27	8.23	8.29
Class D	8.27	8.23	8.29

Holdings by Market Sectorø

Revenue Bonds	72%
General Obligation Bondsøø	28
Weighted Average Maturity[3]	19.3 years

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended September 30, 2005

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.331	$0.002	2.89%
Class C	0.256	0.002	2.11
Class D	0.256	0.002	2.13

Holdings by Credit Quality2ø

AAA	45%
AA	16
A	39

See footnotes on page 18.

Performance and Portfolio Overview

Ohio Series

Investment Results

Total Returns
For Periods Ended September 30, 2005

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(2.92)%	(1.76)%	4.40%	4.65%	n/a
Without Sales Charge	1.93	3.09	5.42	5.16	n/a
Class C
With Sales Charge and CDSC‡	(0.53)	0.18	4.24	n/a	3.53%
Without Sales Charge and CDSC	1.46	2.15	4.45	n/a	3.69
Class D
With 1% CDSC	0.46	1.16	n/a	n/a	n/a
Without CDSC	1.46	2.15	4.45	4.22	n/a
Lehman Index**	2.80	4.05	6.34	6.07	5.65	#

Net Asset Value Per Share

	9/30/05	3/31/05	9/30/04
Class A	$8.01	$8.01	$8.10
Class C	8.06	8.06	8.15
Class D	8.06	8.06	8.15

Holdings by Market Sectorø

Revenue Bonds	53%
General Obligation Bondsøø	47

Weighted Average Maturity[3]	13.4 years

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended September 30, 2005

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.311	$0.025	2.65%
Class C	0.238	0.025	1.87
Class D	0.238	0.025	1.88

Holdings by Credit Quality2ø

AAA	79%
AA	10
A	4
BBB	5
BB	2

See footnotes on page 18.

Performance and Portfolio Overview

Oregon Series

Investment Results

Total Returns
For Periods Ended September 30, 2005

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(2.59)%	(1.34)%	4.60%	4.84%	n/a
Without Sales Charge	2.25	3.53	5.62	5.34	n/a
Class C
With Sales Charge and CDSC‡	(0.35)	0.59	4.43	n/a	3.68%
Without Sales Charge and CDSC	1.66	2.60	4.65	n/a	3.85
Class D
With 1% CDSC	0.66	1.61	n/a	n/a	n/a
Without CDSC	1.66	2.60	4.65	4.40	n/a
Lehman Index**	2.80	4.05	6.34	6.07	5.65	#

Net Asset Value Per Share

	9/30/05	3/31/05	9/30/04
Class A	$7.87	$7.85	$7.91
Class C	7.86	7.85	7.90
Class D	7.86	7.85	7.90

Holdings by Market Sectorø

Revenue Bonds	75%
General Obligation Bondsøø	25
Weighted Average Maturity[3]	15.6 years

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended September 30, 2005

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.308	$0.006	2.87%
Class C	0.237	0.006	2.09
Class D	0.237	0.006	2.12

Holdings by Credit Quality2ø

AAA	46%
AA	34
A	9
BBB	11

See footnotes on page 18.

Performance and Portfolio Overview

South Carolina Series

Investment Results

Total Returns
For Periods Ended September 30, 2005

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(2.22)%	(0.74)%	4.94%	5.04%	n/a
Without Sales Charge	2.72	4.23	5.96	5.55	n/a
Class C
With Sales Charge and CDSC‡	0.27	1.31	4.82	n/a	3.95%
Without Sales Charge and CDSC	2.25	3.30	5.04	n/a	4.12
Class D
With 1% CDSC	1.25	2.30	n/a	n/a	n/a
Without CDSC	2.25	3.30	5.04	4.61	n/a
Lehman Index**	2.80	4.05	6.34	6.07	5.65	#

Net Asset Value Per Share

	9/30/05	3/31/05	9/30/04
Class A	$8.19	$8.13	$8.18
Class C	8.19	8.13	8.18
Class D	8.19	8.13	8.18

Holdings by Market Sectorø

Revenue Bonds	81%
General Obligation Bondsøø	19

Weighted Average Maturity[3]	18.2 years

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended September 30, 2005

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.316	$0.015	2.90%
Class C	0.242	0.015	2.12
Class D	0.242	0.015	2.14

Holdings by Credit Quality2ø

AAA	73%
AA	12
A	12
BBB	3

[2]
Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used. A generic rating designation has been utilized, and therefore, it cannot be inferred solely from the rating category whether ratings reflect those assigned by Moody’s or S&P. Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA or its equivalent by either Moody’s or S&P have been included in the AAA category. Holdings and credit ratings are subject to change.

[3]	Excludes variable rate demand notes.
*	Returns for periods of less than one year are not annualized.
**
The Lehman Brothers Municipal Bond Index is an unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not include any taxes, fees or sales charges and does not reflect state-specific bond market performance. It is composed of approximately 60% revenue bonds and 40% state government obligations. Investors cannot invest directly in an index.

#	From 5/28/99. ‡ The CDSC is 1% for periods up to 18 months.
ø	Percentages based on current market values of long-term holdings at September 30, 2005.
øø	Includes pre-refunded and escrowed-to-maturity securities.
†	Represents per share amount paid or declared for the year ended September 30, 2005.
††	Current yield, representing the annualized yield for the 30-day period ended September 30, 2005, has been computed in accordance with SEC regulations and will vary.

Understanding and Comparing Your Series’ Expenses

As a shareholder of a Series of the Fund, you incur ongoing expenses, such as management fees, distribution and/or service (12b-1) fees, and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in a Series and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the tables are useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The tables are based on an investment of $1,000 invested at the beginning of April 1, 2005 and held for the entire six-month period ended September 30, 2005.

Actual Expenses

The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the share class of the Series that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratios of each Series and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Series. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Series and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical
Series	Beginning Account Value 4/1/05	Annualized Expense Ratio*	Ending Account Value 9/30/05	Expenses Paid During Period** 4/1/05 to 9/30/05	Ending Account Value 9/30/05	Expenses Paid During Period** 4/1/05 to 9/30/05
National
Class A	$1,000.00	0.93%	$1,020.20	$4.71	$1,020.41	$4.71
Class C	1,000.00	1.83	1,015.60	9.25	1,015.89	9.25
Class D	1,000.00	1.83	1,015.60	9.25	1,015.89	9.25
Colorado
Class A	1,000.00	0.96	1,025.60	4.87	1,020.26	4.86
Class C	1,000.00	1.86	1,021.00	9.42	1,015.74	9.40
Class D	1,000.00	1.86	1,021.00	9.42	1,015.74	9.40
Georgia
Class A	1,000.00	0.97	1,021.60	4.92	1,020.21	4.91
Class C	1,000.00	1.87	1,017.00	9.46	1,015.69	9.45
Class D	1,000.00	1.87	1,017.00	9.46	1,015.69	9.45
Louisiana
Class A	1,000.00	0.95	1,015.80	4.80	1,020.31	4.81
Class C	1,000.00	1.85	1,011.30	9.33	1,015.79	9.35
Class D	1,000.00	1.85	1,011.20	9.33	1,015.79	9.35

See footnotes on page 20.

Understanding and Comparing Your Series’ Expenses

			Actual		Hypothetical
Series	Beginning Account Value 4/1/05	Annualized Expense Ratio*	Ending Account Value 9/30/05	Expenses Paid During Period** 4/1/05 to 9/30/05	Ending Account Value 9/30/05	Expenses Paid During Period** 4/1/05 to 9/30/05
Maryland
Class A	$1,000.00	0.96%	$1,022.50	$4.87	$1,020.26	$4.86
Class C	1,000.00	1.86	1,017.80	9.41	1,015.74	9.40
Class D	1,000.00	1.86	1,017.80	9.41	1,015.74	9.40
Massachusetts
Class A	1,000.00	0.91	1,020.80	4.61	1,020.51	4.61
Class C	1,000.00	1.81	1,016.20	9.15	1,015.99	9.15
Class D	1,000.00	1.81	1,016.20	9.15	1,015.99	9.15
Michigan
Class A	1,000.00	0.90	1,020.50	4.56	1,020.56	4.56
Class C	1,000.00	1.80	1,015.90	9.10	1,016.04	9.10
Class D	1,000.00	1.80	1,015.90	9.10	1,016.04	9.10
Minnesota
Class A	1,000.00	0.92	1,022.20	4.66	1,020.46	4.66
Class C	1,000.00	1.82	1,017.40	9.20	1,015.94	9.20
Class D	1,000.00	1.82	1,017.30	9.20	1,015.94	9.20
Missouri
Class A	1,000.00	0.96	1,023.40	4.87	1,020.26	4.86
Class C	1,000.00	1.86	1,018.80	9.41	1,015.74	9.40
Class D	1,000.00	1.86	1,018.80	9.41	1,015.74	9.40
New York
Class A	1,000.00	0.89	1,025.10	4.52	1,020.61	4.51
Class C	1,000.00	1.79	1,020.50	9.07	1,016.09	9.05
Class D	1,000.00	1.79	1,020.50	9.07	1,016.09	9.05
Ohio
Class A	1,000.00	0.89	1,019.30	4.51	1,020.61	4.51
Class C	1,000.00	1.78	1,014.60	8.99	1,016.14	9.00
Class D	1,000.00	1.78	1,014.60	8.99	1,016.14	9.00
Oregon
Class A	1,000.00	0.92	1,022.50	4.66	1,020.46	4.66
Class C	1,000.00	1.82	1,016.60	9.20	1,015.94	9.20
Class D	1,000.00	1.82	1,016.60	9.20	1,015.94	9.20
South Carolina
Class A	1,000.00	0.91	1,027.20	4.62	1,020.51	4.61
Class C	1,000.00	1.81	1,022.50	9.18	1,015.99	9.15
Class D	1,000.00	1.81	1,022.50	9.18	1,015.99	9.15

*
Expenses of Class C and Class D shares differ from the expenses of Class A shares due to the differences in 12b-1 fees paid by each share class. See the Fund’s prospectus for a description of each share class and its expenses and sales charges.

**
Expenses are equal to the Series’ annualized expense ratios based on actual expenses for the period April 1, 2005 to September 30, 2005, multiplied by the average account value over the period, multiplied by 183/365 (number of days in the period).

Portfolios of Investments
September 30, 2005

National Series

State	Face Amount	Municipal Bonds	Rating†	Value
Alaska — 0.8%	$595,000	Alaska Housing Finance Corporation Mortgage Rev., 5 3/4% due 6/1/2024*	Aaa	$617,271
Florida — 5.8%	4,000,000	Jacksonville Electric Authority System Rev., 5 1/2% due 10/1/2041ø	Aa2	4,191,400
Georgia — 3.7%	2,570,000	Georgia State Housing and Finance Authority Rev. (Single Family Housing), 5 3/4% due 12/1/2031*	AAA‡	2,670,872
Indiana — 6.4%	4,500,000	Indiana State Educational Facilities Authority Rev. (University of Notre Dame), 5 1/4% due 3/1/2022	Aaa	4,674,690
Massachusetts — 4.4%	3,000,000	Massachusetts State School Building Authority Dedicated Sales Tax Rev., 5% due 8/15/2023	Aaa	3,182,250
Missouri — 6.7%	4,750,000	St. Louis Industrial Development Authority Pollution Control Rev. (Anheuser-Busch Companies, Inc. Project), 5 7/8% due 11/1/2026*	A1	4,850,178
New York — 6.0%	3,120,000	New York City GOs, 6 1/4% due 4/15/2027ø	Aaa	3,304,080
	1,000,000	Trust for Cultural Resources of the City of New York Rev. (American Museum of Natural History), 5.65% due 4/1/2027	Aaa	1,043,800
Tennessee — 7.2%	5,000,000	Shelby County Health, Educational and Housing Facility Board Rev. (St. Jude Children’s Research Hospital), 5 3/8% due 7/1/2024	AA‡	5,216,650
Texas — 15.5%	3,700,000	Harris County Health Facilities Development Corp. Hospital Rev. (St. Luke’s Episcopal Hospital Project), 6 3/4% due 2/15/2021††	AAA‡	3,709,546
	4,750,000	Potter County Industrial Development Corp. Pollution Control Rev. (Southwestern Public Service Company Project), 5 3/4% due 9/1/2016	Aaa	4,955,010
	1,320,000	San Antonio Electric & Gas Rev., 5 1/2% due 2/1/2020ø	AAA‡	1,373,222
	1,055,000	San Antonio Electric & Gas Rev., 5 1/2% due 2/1/2020††	AAA‡	1,220,065
Washington — 11.8%	2,500,000	Chelan County Public Utility District Rev., 5.60% due 1/1/2036*	Aaa	2,708,550
	5,520,000	Seattle Water System Rev., 5 5/8% due 8/1/2026	Aaa	5,831,439
Wisconsin — 14.0%	6,000,000	La Crosse Resource Recovery Rev. (Northern States Power Company Project), 6% due 11/1/2021*	A3	6,433,620
	1,000,000	Wisconsin Health and Educational Facilities Authority Rev. (Wheaton Franciscan Services, Inc.), 5 1/8% due 8/15/2033	A2	1,018,420
	2,500,000	Wisconsin Health and Educational Facilities Authority Rev. (Wheaton Franciscan Services, Inc.), 5 3/4% due 8/15/2030	A2	2,665,875
Wyoming — 5.7%	4,000,000	Sweetwater County Pollution Control Rev. (Idaho Power Company Project), 6.05% due 7/15/2026	Baa1	4,144,360
Total Municipal Bonds (Cost $60,673,475) — 88.0%				63,811,298

		Short-Term Holdings
Florida — 3.7%	2,650,000	Sarasota County Public Hospital Board Rev. (Sarasota Memorial Hospital Project), VRDN, due 7/1/2037	VMIG 1	2,650,000
Virginia — 7.2%	5,000,000	Fairfax County Industrial Development Authority Health Care Rev. (Inova Health System Project), 6% due 8/15/2026ø	Aa2	5,230,050
Total Short-Term Holdings (Cost $7,579,433) — 10.9%				7,880,050
Total Investments (Cost $68,252,908) — 98.9%				71,691,348
Other Assets Less Liabilities — 1.1%				767,469
Net Assets — 100.0%				$72,458,817

See footnotes on page 33.

Portfolios of Investments
September 30, 2005

Colorado Series

Face Amount	Municipal Bonds	Rating†	Value
$1,000,000	Boulder, Larimer and Weld Counties, CO (Vrain Valley School District GOs), 5% due 12/15/2022	Aaa	$1,040,190
515,000	Colorado Educational & Cultural Facilities Authority Rev. (University of Denver Project), 5 3/8% due 3/1/2023	Aaa	553,852
485,000	Colorado Educational & Cultural Facilities Authority Rev. (University of Denver Project), 5 3/8% due 3/1/2023ø	Aaa	532,457
1,640,000	Colorado Health Facilities Authority Hospital Improvement Rev. (NCMC, Inc. Project), 5 3/4% due 5/15/2024ø	Aaa	1,794,258
1,750,000	Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society Project), 6.90% due 12/1/2025	A3	1,949,343
2,250,000	Colorado Health Facilities Authority Rev. (Sisters of Charity of Leavenworth Health Services Corporation), 5% due 12/1/2025	Aaa	2,295,157
1,750,000	Colorado Regional Transportation District Sales Tax Rev., 5% due 11/1/2024	Aaa	1,838,218
2,000,000	Colorado Springs, CO Utilities Rev., 5 3/8% due 11/15/2026	Aa2	2,073,320
1,560,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.) 5% due 9/1/2021ø	Aaa	1,692,506
45,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.) 5% due 9/1/2021	Aaa	48,330
105,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 6 7/8% due 9/1/2011	Aaa	105,343
2,000,000	Denver, CO City & County Certificates of Participation, 5 1/2% due 12/1/2025ø	Aaa	2,223,320
2,000,000	Denver, CO City & County Department of Aviation Airport System Rev., 5 1/2% due 11/15/2025	Aaa	2,100,740
125,000	Denver, CO City & County School District GOs, 5% due 12/1/2023	Aaa	131,738
1,075,000	Denver, CO City & County School District GOs, 5% due 12/1/2023ø	Aaa	1,158,162
2,500,000	Fort Collins, CO Pollution Control Rev. (Anheuser-Busch Project), 6% due 9/1/2031	A1	2,565,950
2,250,000	Jefferson County, CO Open Space Sales Tax Rev., 5% due 11/1/2019	Aaa	2,377,395
910,000	Northglenn, CO GOs (Joint Water & Wastewater Utility), 6.80% due 12/1/2008††	Aaa	959,941
1,500,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036	Baa2	1,644,090
1,750,000	University of Colorado Enterprise System Rev., 5 1/8% due 6/1/2028	Aaa	1,842,785
1,000,000	University of Colorado Hospital Authority Rev., 5 1/4% due 11/15/2022	Aaa	1,052,470
2,000,000	Virgin Islands Public Finance Authority Rev., 5 1/2% due 10/1/2022	BBB‡	2,087,920
Total Municipal Bonds (Cost $29,708,440) — 90.8%			32,067,485

	Short-Term Holdings
1,000,000	New York City, NY GOs, VRDN, due 8/1/2017	VMIG 1	1,000,000
900,000	New York City, NY Transitional Finance Authority, VRDN, due 11/1/2022	VMIG 1	900,000
1,000,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev., VRDN, due 6/15/2022	VMIG 1	1,000,000
Total Short-Term Holdings (Cost $2,900,000) — 8.2%			2,900,000
Total Investments (Cost $32,608,440) — 99.0%			34,967,485
Other Assets Less Liabilities — 1.0%			348,036
Net Assets — 100.0%			$35,315,521

Georgia Series

Face Amount	Municipal Bonds	Rating†	Value
$2,000,000	Atlanta, GA Airport Rev., 5 5/8% due 1/1/2030*	Aaa	$2,108,800
1,000,000	Atlanta, GA Water & Wastewater Rev., 5 3/4% due 11/1/2025	Aaa	1,205,810
560,000	Atlanta, GA Water & Wastewater Rev., 5% due 11/1/2038ø	Aaa	599,133
1,500,000	Barnesville – Lamar County, GA Industrial Development Authority Rev. (Gordon College Properties Foundation), 5% due 8/1/2025	A3	1,528,875
1,250,000	Cartersville, GA Development Authority Rev. Water & Wastewater Facilities (Anheuser-Busch), 5.95% due 2/1/2032*	A1	1,329,250
1,000,000	Cartersville, GA Development Authority Rev. Water & Wastewater Facilities (Anheuser-Busch), 7.40% due 11/1/2010*	A1	1,165,830

See footnotes on page 33.

Portfolios of Investments
September 30, 2005

Georgia Series (continued)

Face Amount	Municipal Bonds	Rating†	Value
$1,270,000	Fulton County, GA Development Authority Rev. (Georgia Tech Athletic Association), 5 1/8% due 10/1/2032	Aaa	$1,323,403
1,945,000	Georgia Housing & Finance Authority (Single Family Mortgage), 5.20% due 6/1/2029*	AAA‡	1,969,585
1,500,000	Georgia State GOs, 5 1/2% due 7/1/2017	Aaa	1,685,895
1,500,000	Gwinnett County, GA Hospital Authority GOs (Gwinnett Hospital System, Inc. Project), 5% due 10/1/2029	Aa1	1,560,645
1,000,000	Gwinnett County, GA School District GOs, 6.40% due 2/1/2012	Aaa	1,166,370
1,750,000	Gwinnett County, GA Water & Sewerage Authority Rev., 5.30% due 8/1/2022ø	Aaa	1,897,945
1,500,000	Henry County, GA School District GOs, 6.45% due 8/1/2011	Aa3	1,677,045
1,500,000	Hospital Authority of Valdosta and Lowndes County, GA Rev. Certificates (South Georgia Medical Center Project), 5 1/4% due 10/1/2027	Aaa	1,595,625
500,000	Metropolitan Atlanta Rapid Transit Authority, GA Sales Tax Rev., 6 1/4% due 7/1/2018	A1	592,285
2,500,000	Peachtree City, GA Water & Sewerage Authority Sewer System Rev., 5.60% due 3/1/2027ø	Aa2	2,638,250
1,000,000	Private Colleges & Universities Authority Rev., GA (Mercer University Project), 5 3/8% due 10/1/2029	Baa1	1,018,200
1,500,000	Private Colleges & Universities Authority Rev., GA (Mercer University Project), 6 1/2% due 11/1/2015††	Aaa	1,790,880
810,000	Private Colleges & Universities Authority Rev., GA (Spelman College Project), 6.20% due 6/1/2014	Aaa	820,279
1,250,000	Savannah, GA Economic Development Authority Pollution Control Rev., 4.95% due 5/1/2021	Baa2	1,265,000
1,000,000	Upper Oconee Basin Water Authority, GA Rev., 5% due 7/1/2024	Aaa	1,060,130
Total Municipal Bonds (Cost $28,096,610) — 93.3%			29,999,235

	Short-Term Holdings
400,000	California State Economic Recovery Revenue Bonds, VRDN, due 7/1/2023	VMIG 1	400,000
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2026ø	Baa2	1,034,080
300,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project), VRDN, due 7/1/2037	VMIG 1	300,000
Total Short-Term Holdings (Cost $1,658,198) — 5.4%			1,734,080
Total Investments (Cost $29,754,808) — 98.7%			31,733,315
Other Assets Less Liabilities — 1.3%			415,826
Net Assets — 100.0%			$32,149,141

Louisiana Series

Face Amount	Municipal Bonds	Rating†	Value
$2,500,000	Calcasieu Parish, LA Industrial Development Board (Conoco Inc. Project), 5 3/4% due 12/1/2026*	Aa3	$2,552,175
875,000	East Baton Rouge Parish, LA Mortgage Finance Authority (Single Family Mortgage Rev.), 5.40% due 10/1/2025	Aaa	875,455
2,000,000	Jefferson Parish, LA Hospital Service District Rev., 5% due 7/1/2028	Aaa	2,028,780
900,000	Lafayette, LA Public Improvement Sales Tax Rev., 5% due 3/1/2020	Aaa	945,495
1,000,000	Lafayette, LA Public Improvement Sales Tax Rev., 5% due 5/1/2021	Aaa	1,042,870
1,000,000	Lafayette, LA Utilities Rev., 5 1/4% due 11/1/2024	Aaa	1,066,140
820,000	Louisiana Housing Finance Agency Mortgage Rev. (Single Family), 6.45% due 6/1/2027*	Aaa	822,854
2,500,000	Louisiana Public Facilities Authority Hospital Rev. (Franciscan Missionaries of Our Lady Health System Project), 5% due 7/1/2025	Aaa	2,539,950
2,500,000	Louisiana Public Facilities Authority Rev. (Loyola University Project), 5 5/8% due 10/1/2016	Aaa	2,616,225
2,500,000	Louisiana Public Facilities Authority Rev. (Tulane University), 5 3/4% due 2/15/2021	Aaa	2,503,025
1,500,000	Louisiana State GOs, 5% due 4/15/2018ø	Aaa	1,581,750
2,250,000	New Orleans, LA Public Improvement GOs, 5.35% due 12/1/2031	Aaa	2,372,152
2,500,000	Ouachita Parish, LA Hospital Service District Rev. (Glenwood Regional Medical Center), 5 3/4% due 5/15/2021	Aaa	2,703,650

See footnotes on page 33.

Portfolios of Investments
September 30, 2005

Louisiana Series (continued)

Face Amount	Municipal Bonds	Rating†	Value
$1,250,000	Port of New Orleans, LA Port Facility Rev., 5% due 4/1/2032*	Aaa	$1,273,875
2,500,000	Saint Bernard Parish, LA Exempt Facility Rev. (Mobil Oil Corporation Project), 5.90% due 11/1/2026*	Aaa	2,610,900
2,500,000	Shreveport, LA Airport System Rev., 5 3/8% due 1/1/2024*	Aaa	2,605,075
2,500,000	Shreveport, LA GOs, 5% due 3/1/2019ø	Aaa	2,644,025
1,510,000	Sulphur, LA Housing & Mortgage Finance Trust (Residential Mortgage Rev.), 7 1/4% due 12/1/2010††	Aaa	1,679,165
Total Municipal Bonds (Cost $32,822,703) — 87.5%			34,463,561

	Short-Term Holdings
300,000	Loudoun County, VA Industrial Development Authority Rev. (Howard Hughes Medical Institute), VRDN, due 2/15/2038	VMIG 1	300,000
1,300,000	New York City, NY GOs, VRDN, due 8/1/2015	VMIG 1	1,300,000
135,000	Ouachita Parish, LA Industrial Development Rev. (International Paper Company), 6 1/2% due 4/1/2006	NR	135,012
1,000,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project), VRDN, due 7/1/2037	VMIG 1	1,000,000
1,555,000	Shreveport, LA GOs, 7 1/2% due 4/1/2006††	Aaa	1,589,661
Total Short-Term Holdings (Cost $4,287,700) — 11.0%			4,324,673
Total Investments (Cost $37,110,403) — 98.5%			38,788,234
Other Assets Less Liabilities — 1.5%			587,515
Net Assets — 100.0%			$39,375,749

Maryland Series

Face Amount	Municipal Bonds	Rating†	Value
$1,340,000	Anne Arundel County, MD GOs, 5 1/8% due 2/1/2027	Aa1	$1,378,632
3,000,000	Anne Arundel County, MD Pollution Control Rev. (Baltimore Gas and Electric Company Project), 6% due 4/1/2024	A2	3,032,250
1,205,000	Anne Arundel County, MD Special Obligation Refunding Bonds (Arundel Mills Project), 5 1/8% due 7/1/2024	Aa1	1,290,688
2,000,000	Baltimore, MD Consolidated Public Improvement GOs, 6 3/8% due 10/15/2006	Aaa	2,072,720
2,500,000	Baltimore, MD Port Facilities Rev. (Consolidated Coal Sales Co. Project), 6 1/2% due 10/1/2011	Aa3	2,648,600
2,000,000	Baltimore, MD Project Rev. (Water Projects), 5 1/2% due 7/1/2026ø	Aaa	2,238,600
1,025,000	Baltimore, MD Project Rev. (Water Projects), 5% due 7/1/2024††	Aaa	1,133,445
2,000,000	Baltimore, MD Wastewater Projects Rev., 5 1/8% due 7/1/2042	Aaa	2,077,380
1,000,000	Howard County, MD Consolidated Public Improvement GOs, 5% due 8/15/2020ø	Aaa	1,091,550
2,375,000	Maryland Department of Transportation Project Certificates of Participation (Mass Transit Administration Project), 5 1/2% due 10/15/2025*	Aa2	2,514,317
1,500,000	Maryland GOs (State & Local Facilities), 5% due 8/1/2019	Aaa	1,628,535
1,500,000	Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Medical Center), 5 1/8% due 7/1/2028	Aaa	1,572,960
2,250,000	Maryland Health & Higher Educational Facilities Authority Rev. (Carroll County General Hospital), 6% due 7/1/2037	Baa1	2,394,765
2,000,000	Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), 5% due 7/1/2041	Aa2	2,047,000
2,000,000	Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), 5 3/4% due 7/1/2026	Aaa	2,073,900
450,000	Morgan State University, MD Academic and Auxiliary Facilities Fees Rev., 5% due 7/1/2032	Aaa	471,155
2,000,000	Prince George’s County, MD Consolidated Public Improvement GOs, 5% due 10/1/2019	Aa2	2,139,600
1,775,000	Puerto Rico Electric Power Authority Power Rev., 5 1/4% due 7/1/2031	A3	1,875,465
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036	Baa2	1,096,060
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 3/8% due 7/1/2036ø	Baa2	1,109,300
2,000,000	University System of Maryland Auxiliary Facility & Tuition Rev., 5% due 4/1/2013	Aa2	2,183,360
Total Municipal Bonds (Cost $36,164,757) — 91.7%			38,070,282

See footnotes on page 33.

Portfolios of Investments
September 30, 2005

Maryland Series (continued)

Face Amount	Short-Term Holdings	Rating†	Value
$1,800,000	Moffat County, CO Pollution Control Rev. (Pacificorp Project), VRDN, due 5/1/2013	VMIG 1	$1,800,000
1,000,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project), VRDN, due 7/1/2037	VMIG 1	1,000,000
Total Short-Term Holdings (Cost $2,800,000) — 6.8%			2,800,000
Total Investments (Cost $38,964,757) — 98.5%			40,870,282
Other Assets Less Liabilities — 1.5%			630,803
Net Assets — 100.0%			$41,501,085

Massachusetts Series

Face Amount	Municipal Bonds	Rating†	Value
$4,000,000	Boston, MA Water & Sewer Commission General Rev., 5 1/4% due 11/1/2019	Aa2	$4,470,160
3,000,000	Martha’s Vineyard, MA Land Bank Rev., 5% due 5/1/2032	Aaa	3,116,880
5,000,000	Massachusetts Bay Transportation Authority Rev., MA (General Transportation System), 5 3/4% due 3/1/2026	Aa2	5,395,450
500,000	Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy & Allied Health Sciences), 5 3/4% due 7/1/2033	Baa1	526,275
4,000,000	Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 6% due 7/1/2035ø	Aaa	4,514,920
5,000,000	Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), 5 3/8% due 7/1/2024	Aaa	5,194,800
5,000,000	Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), 5 3/4% due 7/1/2029	A2	5,348,450
3,500,000	Massachusetts Health & Educational Facilities Authority Rev. (Williams College), 5 3/4% due 7/1/2019	Aa1	3,601,150
2,140,000	Massachusetts Housing Finance Agency Rev. (Rental Housing Mortgage), 5 1/2% due 7/1/2030*	Aaa	2,146,934
2,000,000	Massachusetts Industrial Finance Agency Electric Utility Rev. (Nantucket Electric Company Project), 5 7/8% due 7/1/2017*	Aaa	2,075,060
3,000,000	Massachusetts Industrial Finance Agency Rev. (College of the Holy Cross), 5 5/8% due 3/1/2026	Aaa	3,087,630
3,500,000	Massachusetts Industrial Finance Agency Rev. (Phillips Academy), 5 3/8% due 9/1/2023ø	Aaa	3,782,765
2,000,000	Massachusetts Industrial Finance Agency Rev. (Suffolk University), 5 1/4% due 7/1/2027ø	Aaa	2,113,440
3,880,000	Massachusetts Port Authority Special Facilities Rev. (BOSFUEL Project), 5 3/4% due 7/1/2039*	Aaa	4,092,120
2,500,000	Massachusetts Consolidated Loan GOs, 5 7/8% due 2/1/2020ø	AAA‡	2,785,350
3,000,000	Massachusetts School Building Authority Dedicated Sales Tax Rev., 5% due 8/15/2023	Aaa	3,182,250
1,000,000	Massachusetts Water Pollution Abatement Trust Pool Program, 5 1/2% due 8/1/2029	Aaa	1,076,930
4,500,000	Massachusetts Water Resources Authority Rev., 5 3/4% due 8/1/2039ø	Aaa	5,006,565
4,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036	Baa2	4,384,240
2,500,000	Route 3 North Transportation Improvement Association, MA Lease Rev., 5 3/8% due 6/15/2033ø	Aaa	2,728,024
Total Municipal Bonds (Cost $62,468,617) — 94.4%			68,629,393

	Short-Term Holdings
1,045,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1	1,045,000
2,000,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (SSM Health Care), VRDN, due 6/1/2033	A-1+‡	2,000,000
400,000	New York City, NY GOs, VRDN, due 8/1/2016	VMIG 1	400,000
Total Short-Term Holdings (Cost $3,445,000) — 4.7%			3,445,000
Total Investments (Cost $65,913,617) — 99.1%			72,074,393
Other Assets Less Liabilities — 0.9%			658,004
Net Assets — 100.0%			$72,732,397

See footnotes on page 33.

Portfolios of Investments
September 30, 2005

Michigan Series

Face Amount	Municipal Bonds	Rating†	Value
$1,280,000	Board of Regents of Eastern Michigan University General Rev., 5 5/8% due 6/1/2030	Aaa	$1,388,595
2,000,000	Capital Region Airport Authority, MI Airport Rev., 5 1/4% due 7/1/2021*	Aaa	2,095,860
5,000,000	Detroit, MI GOs, 5 1/2% due 4/1/2016ø	Aaa	5,230,900
1,290,000	Detroit, MI Water Supply System Rev., 5% due 7/1/2027	Aaa	1,355,235
1,455,000	Detroit, MI Water Supply System Rev., 6 1/4% due 7/1/2012††	Aaa	1,614,090
3,000,000	Forest Hills, MI Public Schools GOs, 5 1/2% due 5/1/2021ø	Aa2	3,278,280
2,000,000	Grand Traverse County, MI Hospital Finance Authority Rev. (Munson Healthcare Obligated Group), 5% due 7/1/2028	Aaa	2,043,940
2,500,000	Kalamazoo, MI Hospital Finance Authority Rev. (Bronson Methodist Hospital), 5 1/2% due 5/15/2028ø	Aaa	2,669,850
2,530,000	Lansing, MI Building Authority Rev., 5.60% due 6/1/2019	Aa3	2,576,147
2,000,000	Michigan Comprehensive Transportation Rev., 5.25% due 5/15/2022	Aaa	2,257,060
3,000,000	Michigan Hospital Finance Authority Rev. (Sparrow Obligated Group), 5% due 11/15/2026	Aaa	3,137,460
1,150,000	Michigan Public Power Agency Rev. (Belle River Project), 5 1/4% due 1/1/2018	Aaa	1,277,478
1,000,000	Michigan State and Redevco, Inc. Certificates of Participation, 5 1/2% due 6/1/2027	Aaa	1,075,510
3,000,000	Michigan State Building Authority Rev., 5% due 10/15/2024	Aa3	3,139,380
3,385,000	Michigan State GOs (Environmental Protection Program), 5.40% due 11/1/2019ø	Aa2	3,426,365
1,615,000	Michigan State GOs (Environmental Protection Program), 5.40% due 11/1/2019ø	Aa2	1,634,735
6,000,000	Michigan State Hospital Finance Authority Rev. (Ascension Health Credit Group), 6 1/8% due 11/15/2026ø	AAA‡	6,679,920
5,250,000	Michigan State Hospital Finance Authority Rev. (Mercy Health Services Obligated Group), 5 3/4% due 8/15/2026††	AA-‡	5,491,972
4,000,000	Michigan State Hospital Finance Authority Rev. (Oakwood Obligated Group), 5 1/8% due 8/15/2025	Aaa	4,115,880
5,000,000	Michigan State Hospital Finance Authority Rev. (Sparrow Obligated Group), 6% due 11/15/2036ø	Aaa	5,259,200
4,000,000	Michigan State Housing Development Authority Rev. (Single Family Mortgage), 6.05% due 12/1/2027	AA+‡	4,112,960
5,000,000	Michigan State Trunk Line Rev., 5% due 11/1/2026	Aaa	5,227,950
2,000,000	Puerto Rico Electric Power Authority Rev., 5 1/4% due 7/1/2021	Aaa	2,269,840
2,000,000	Puerto Rico Electric Power Authority Rev., 5% due 7/1/2024	Aaa	2,138,400
500,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2020	Aaa	581,110
2,500,000	Puerto Rico Infrastructure Financing Authority GOs, 5 1/2% due 10/1/2040	Aaa	2,733,000
3,000,000	Royal Oak, MI Hospital Finance Authority Rev. (William Beaumont Hospital), 5 1/4% due 1/1/2020	Aa3	3,069,570
5,000,000	Walled Lake, MI Consolidated School District GOs, 5 1/2% due 5/1/2022ø	Aa2	5,463,800
5,000,000	Western Michigan State University Rev., 5 1/8% due 11/15/2022	Aaa	5,167,300
Total Municipal Bonds (Cost $85,125,260) — 87.8%			90,511,787

	Short-Term Holdings
3,250,000	Marquette, MI Hospital Finance Authority Rev. (Marquette General Hospital), 6.10% due 4/1/2019ø	Aaa	3,366,610
300,000	New York City, NY Transitional Finance Authority, VRDN, due 11/1/2022	VMIG 1	300,000
6,300,000	Oxford, MI Area Community Schools GOs, 5 1/2% due 5/1/2021ø	Aaa	6,459,264
700,000	Puerto Rico Commonwealth Government Development Bank, VRDN, due 12/1/2015	VMIG 1	700,000
Total Short-Term Holdings (Cost $10,420,567) — 10.5%			10,825,874
Total Investments (Cost $95,545,827) — 98.3%			101,337,661
Other Assets Less Liabilities — 1.7%			1,697,353
Net Assets — 100.0%			$103,035,014

See footnotes on page 33.

Portfolios of Investments
September 30, 2005

Minnesota Series

Face Amount	Municipal Bonds	Rating†	Value
$2,350,000	Burnsville – Eagan – Savage, MN Independent School District GOs, 5 1/8% due 2/1/2017	Aa2	$2,441,274
2,000,000	Cuyana Range Hospital District, MN Health Facilities Rev., 6% due 6/1/2029	NR	2,055,160
2,000,000	Dakota County, MN Community Development Agency GOs, 5 1/4% due 1/1/2019	Aaa	2,132,420
4,000,000	Metropolitan Council (Minneapolis-Saint Paul Metropolitan Area), MN General Obligation Wastewater, 5% due 5/1/2025	Aaa	4,247,000
5,000,000	Minneapolis – Saint Paul, MN Metropolitan Airports Commission Rev., 5 3/4% due 1/1/2032ø	Aaa	5,531,850
2,440,000	Minneapolis, MN GOs, 5% due 12/1/2016	Aa1	2,619,218
4,725,000	Minneapolis, MN Rev. (University Gateway Project), 5 1/4% due 12/1/2024	Aa2	4,898,266
75,000	Minnesota Agricultural & Economic Development Board Rev. (Evangelical Lutheran Good Samaritan Society Project), 5.15% due 12/1/2022ø	Aaa	79,712
1,175,000	Minnesota Agricultural & Economic Development Board Rev. (Evangelical Lutheran Good Samaritan Society Project), 5.15% due 12/1/2022	Aaa	1,235,031
2,500,000	Minnesota Higher Education Facilities Authority Rev. (St. John’s University), 5% due 10/1/2022	A2	2,628,600
2,000,000	Minnesota Higher Education Facilities Authority Rev. (St. John’s University), 5.40% due 10/1/2022ø	A2	2,090,240
2,500,000	Minnesota Higher Education Facilities Authority Rev. (St. Olaf College), 5 1/4% due 4/1/2029	A2	2,538,400
1,000,000	Minnesota Higher Education Facilities Authority Rev. (The College of Saint Catherine), 5 3/8% due 10/1/2032	Baa1	1,045,950
2,775,000	Minnesota Higher Education Facilities Authority Rev. (University of St. Thomas), 5.40% due 4/1/2022	A2	2,841,822
1,775,000	Minnesota Higher Education Facilities Authority Rev. (University of St. Thomas), 5.40% due 4/1/2023	A2	1,823,741
4,000,000	Minnesota State Retirement System Building Rev., 6% due 6/1/2030	Aaa	4,412,240
5,000,000	North Saint Paul – Maplewood, MN Independent School District GOs, 5 1/8% due 2/1/2025	Aa2	5,100,800
1,395,000	Ramsey County, MN GOs, 5% due 2/1/2017	Aaa	1,502,150
3,000,000	Rochester, MN Electric Utility Rev., 5 1/4% due 12/1/2024	Aaa	3,208,350
1,000,000	Rochester, MN Electric Utility Rev., 5 1/4% due 12/1/2030	Aaa	1,065,100
3,750,000	Saint Cloud, MN Health Care Rev. (The Saint Cloud Hospital Obligated Group), 5 7/8% due 5/1/2030	Aaa	4,129,387
4,000,000	Southern Minnesota Municipal Power Agency – Power Supply System Rev., 5% due 1/1/2012	Aaa	4,329,440
6,820,000	Western Minnesota Municipal Power Agency – Power Supply Rev., 6 3/8% due 1/1/2016††	Aaa	7,747,656
Total Municipal Bonds (Cost $65,512,848) — 81.3%			69,703,807

	Short-Term Holdings
5,000,000	Minnesota State GOs, 5.70% due 5/1/2016ø	AAA‡	5,083,000
600,000	New York City, NY GOs, VRDN, due 8/1/2015	VMIG 1	600,000
2,500,000	Puerto Rico Commonwealth Government Development Bank, VRDN, due 12/1/2015	VMIG 1	2,500,000
2,575,000	Rochester, MN Independent School District GOs, 5 5/8% due 2/1/2016ø	AAA‡	2,597,660
2,715,000	Rochester, MN Independent School District GOs, 5 5/8% due 2/1/2017ø	AAA‡	2,738,892
1,485,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project), VRDN, due 7/1/2037	VMIG 1	1,485,000
Total Short-Term Holdings (Cost $14,805,382) — 17.5%			15,004,552
Total Investments (Cost $80,318,230) — 98.8%			84,708,359
Other Assets Less Liabilities — 1.2%			999,133
Net Assets — 100.0%			$85,707,492

See footnotes on page 33.

Portfolios of Investments
September 30, 2005

Missouri Series

Face Amount	Municipal Bonds	Rating†	Value
$2,000,000	Curators of the University of Missouri Health Facilities Rev. (University of Missouri Health System), 5.60% due 11/1/2026	Aaa	$2,081,960
1,500,000	Hannibal, MO Industrial Development Authority Health Facilities Rev. (Hannibal Regional Hospital), 5 3/4% due 3/1/2022	Aaa	1,544,505
1,250,000	Metropolitan St. Louis, MO Sewer District Wastewater System Rev., 5% due 5/1/2024	Aaa	1,319,575
2,000,000	Missouri Development Finance Board Solid Waste Disposal Rev. (The Procter & Gamble Company Paper Products Project), 5.20% due 3/15/2029*	Aa3	2,174,080
1,750,000	Missouri State Board of Public Buildings Special Obligation Rev., 5 1/8% due 5/1/2026	Aa1	1,828,383
1,000,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (State Revolving Fund Program), 5% due 7/1/2023	Aaa	1,060,620
185,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (State Revolving Fund Program), 6.55% due 7/1/2014	Aaa	185,557
2,500,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (Union Electric Company Project), 5.45% due 10/1/2028*	A1	2,597,275
2,500,000	Missouri State Health & Educational Facilities Authority Rev. (Lester E. Cox Medical Centers Project), 5 1/4% due 6/1/2015	Aaa	2,722,575
1,500,000	Missouri State Health & Educational Facilities Authority Rev. (SSM Health Care), 5 1/4% due 6/1/2028ø	Aaa	1,647,555
2,400,000	Missouri State Health & Educational Facilities Authority Rev. (St. Louis University), 5.20% due 10/1/2026	Aaa	2,486,088
215,000	Missouri State Housing Development Commission Single Family Mortgage Rev. (Homeownership Loan Program), 5.90% due 9/1/2028*	AAA‡	217,967
2,000,000	Southeast Missouri Correctional Facility Lease Rev. (Missouri State Project), 5 3/4% due 10/15/2016††	Aa2	2,276,520
1,500,000	Springfield, MO School District GOs, 5.85% due 3/1/2020ø	AA+‡	1,657,155
1,000,000	St. Charles County, MO Certificates of Participation (Public Water Supply), 5.10% due 12/1/2025	Aaa	1,048,540
1,500,000	St. Louis, MO Industrial Development Authority Pollution Control Rev. (Anheuser-Busch Companies, Inc. Project), 6.65% due 5/1/2016	A1	1,827,210
Total Municipal Bonds (Cost $24,438,279) — 83.7%			26,675,565

	Short-Term Holdings
880,000	Massachusetts Health & Educational Facilities Authority Rev. (Capital Assets Program), VRDN, due 1/1/2035	VMIG 1	880,000
30,000	Missouri School Boards Pooled Financing Program Certificates of Participation, 7 3/8% due 3/1/2006	Aaa	30,560
150,000	Missouri School Boards Pooled Financing Program Certificates of Participation, 7% due 3/1/2006	Aaa	152,566
400,000	New York City, NY GOs, VRDN, due 8/1/2009	VMIG 1	400,000
200,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev., VRDN, due 6/15/2025	VMIG 1	200,000
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2026ø	Baa2	1,034,080
1,500,000	St. Louis, MO Municipal Finance Corporation (City Justice Center Leasehold Improvement Rev.), 5.95% due 2/15/2016ø	Aaa	1,546,995
395,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project), VRDN, due 7/1/2037	VMIG 1	395,000
Total Short-Term Holdings (Cost $4,644,609) — 14.6%			4,639,201
Total Investments (Cost $29,082,888) — 98.3%			31,314,766
Other Assets Less Liabilities — 1.7%			535,516
Net Assets — 100.0%			$31,850,282

See footnotes on page 33.

Portfolios of Investments
September 30, 2005

New York Series

Face Amount	Municipal Bonds	Rating†	Value
$2,500,000	Albany, NY Industrial Development Agency Civic Facility Rev. (The College of Saint Rose Project), 5 3/8% due 7/1/2031	Aaa	$2,683,950
1,000,000	Metropolitan Transportation Authority, NY (Dedicated Tax Fund), 5% due 4/1/2023ø	Aaa	1,101,710
2,950,000	Metropolitan Transportation Authority, NY (State Service Contract), 5 1/8% due 1/1/2029	A2	3,100,214
2,250,000	Monroe County, NY Water Authority Water System Rev., 5 1/4% due 8/1/2036	Aa3	2,365,943
1,340,000	New York City, NY GOs, 6 1/4% due 4/15/2027ø	Aaa	1,419,060
2,605,000	New York City, NY GOs, 6% due 5/15/2030ø	A1	2,935,653
320,000	New York City, NY GOs, 6% due 5/15/2030	A1	353,120
5,000	New York City, NY GOs, 7 1/4% due 8/15/2024	A1	5,016
4,000,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev., 5 1/2% due 6/15/2033	Aa2	4,344,800
1,000,000	New York City, NY Transitional Finance Authority (Future Tax Secured Bonds), 5% due 11/1/2024	Aa1	1,058,510
1,000,000	New York City, NY Trust for Cultural Resources Rev. (The Museum of Modern Art), 5 1/8% due 7/1/2031	Aaa	1,047,240
3,000,000	New York NY GOs, 5% due 8/1/2017	Aaa	3,241,830
80,000	New York State Dormitory Authority Rev. (Mental Health Services Facilities Improvement), 5 3/4% due 8/15/2022ø	A2	84,514
45,000	New York State Dormitory Authority Rev. (Mental Health Services Facilities Improvement), 5 3/4% due 8/15/2022	A2	47,241
3,375,000	New York State Dormitory Authority Rev. (Mental Health Services Facilities Improvement), 5 3/4% due 8/15/2022ø	A2	3,565,417
4,000,000	New York State Dormitory Authority Rev. (Rochester Institute of Technology), 5 1/2% due 7/1/2018	Aaa	4,204,800
2,000,000	New York State Dormitory Authority Rev. (Rockefeller University), 5% due 7/1/2028	Aaa	2,059,420
1,500,000	New York State Dormitory Authority Rev. (Vassar Brothers Hospital), 5 3/8% due 7/1/2025	Aaa	1,591,110
1,250,000	New York State Dormitory Authority Rev. (Yeshiva University), 5% due 7/1/2030	Aaa	1,292,162
4,000,000	New York State Energy Research & Development Authority Gas Facilities Rev. (KeySpan Corporation), 5 1/2% due 1/1/2021	Aaa	4,103,640
120,000	New York State Environmental Facilities Corporation (State Water Pollution Control Revolving Fund Rev.), 6.90% due 11/15/2015	Aaa	122,786
3,000,000	New York State Housing Finance Agency Rev. (Phillips Village Project), 7 3/4% due 8/15/2017*	A2	3,068,310
725,000	New York State Mortgage Agency Rev. (Homeowner Mortgage), 5 1/2% due 10/1/2028*	Aa1	741,545
375,000	New York State Mortgage Agency Rev. (Homeowner Mortgage), 5.65% due 4/1/2030*	Aa1	382,095
2,600,000	New York State Thruway Authority General Rev., 5% due 1/1/2025	Aaa	2,749,760
500,000	New York State Thruway Authority Highway and Bridge Revs., 5% due 4/1/2025	Aaa	529,470
2,000,000	New York State Urban Development Corporation State Personal Income Tax Rev. (State Facilities & Equipment), 5 1/4% due 3/15/2032ø	A1	2,206,060
1,000,000	New York State Urban Development Corporation State Personal Income Tax Rev. (State Facilities & Equipment), 5% due 3/15/2033ø	A1	1,093,310
4,000,000	Onondaga County, NY Industrial Development Agency Sewer Facilities Rev. (Bristol-Myers Squibb Co. Project), 5 3/4% due 3/1/2024*	A1	4,497,800
2,250,000	Port Authority of New York and New Jersey Consolidated Rev., 6 1/8% due 6/1/2094	A1	2,673,495
2,500,000	Rensselaer County, NY Industrial Development Agency Civic Facility Rev. (Polytechnic Institute Dormitory Project), 5 1/8% due 8/1/2029	A1	2,582,550
2,250,000	St. Lawrence County, NY Industrial Development Agency Civic Facility Rev. (Clarkson University Project), 5 1/2% due 7/1/2029	A3	2,350,530
1,800,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5 1/2% due 1/1/2030ø	AAA‡	2,091,780
2,120,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5% due 1/1/2032ø	Aa2	2,304,525
380,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5% due 1/1/2032	Aa2	390,856
4,000,000	Trust for Cultural Resources of the City of New York Rev. (American Museum of Natural History), 5.65% due 4/1/2027	Aaa	4,175,200
Total Municipal Bonds (Cost $67,510,099) — 94.2%			72,565,422

See footnotes on page 33.

Portfolios of Investments
September 30, 2005

New York Series (continued)

Face Amount	Short-Term Holdings	Rating†	Value
$1,720,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1	$1,720,000
500,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2026ø	Baa2	517,040
300,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project), VRDN, due 7/1/2037	VMIG 1	300,000
1,000,000	Spartanburg County, SC Health Services District, Inc. Hospital Rev., VRDN, due 4/15/2023	A-1+‡	1,000,000
Total Short-Term Holdings (Cost $3,527,797) — 4.6%			3,537,040
Total Investments (Cost $71,037,896) — 98.8%			76,102,462
Other Assets Less Liabilities — 1.2%			896,729
Net Assets — 100.0%			$76,999,191

Ohio Series

Face Amount	Municipal Bonds	Rating†	Value
$2,250,000	Beavercreek Local School District, OH GOs (School Improvement Bonds), 5.70% due 12/1/2020	Aaa	$2,335,770
2,000,000	Butler County, OH Transportation Improvement District Highway Improvement Rev., 5 1/8% due 4/1/2017	Aaa	2,120,360
3,600,000	Cincinnati, OH GOs (Police and Firemen’s Disability), 6% due 12/1/2035ø	Aa1	3,999,240
4,000,000	Cleveland, OH Airport System Rev., 5 1/8% due 1/1/2027*	Aaa	4,085,280
5,000,000	Cleveland, OH Public Power System Rev., 5% due 11/15/2024	Aaa	5,179,900
85,000	Cleveland, OH Waterworks Improvement First Mortgage Rev., 5 3/4% due 1/1/2021	Aaa	87,238
2,500,000	Columbus, OH GOs, 5% due 5/15/2011	Aaa	2,703,800
7,000,000	Franklin County, OH GOs, 5 3/8% due 12/1/2020	Aaa	7,533,120
4,000,000	Franklin County, OH Hospital Improvement Rev. (The Children’s Hospital Project), 5 1/4% due 5/1/2031ø	Aaa	4,390,120
1,250,000	Franklin County, OH Hospital Improvement Rev. (The Children’s Hospital Project), 5.20% due 5/1/2029	Aa2	1,283,925
1,595,000	Hamilton County, OH Sewer System Rev. (The Metropolitan Sewer District of Greater Cincinnati), 5% due 12/1/2024	Aaa	1,691,545
2,000,000	Ohio Air Quality Development Authority Rev. (Cincinnati Gas & Electric Company Project), 5.45% due 1/1/2024	Aaa	2,010,920
1,335,000	Ohio Housing Finance Agency Rev. (Residential Mortgage), 5.40% due 9/1/2029*	Aaa	1,369,323
1,265,000	Ohio Housing Finance Agency Rev. (Residential Mortgage), 6.10% due 9/1/2028*	Aaa	1,274,728
2,500,000	Ohio State Environmental Facilities Rev. (Ford Motor Company Project), 6.15% due 6/1/2030*	Ba1	2,456,475
4,000,000	Ohio State Higher Educational Facilities Commission Rev. (University of Dayton Project), 5.40% due 12/1/2022	Aaa	4,203,120
2,120,000	Ohio State Mental Health Capital Facilities Rev., 5% due 6/1/2012	Aaa	2,306,666
2,230,000	Ohio State Mental Health Capital Facilities Rev., 5% due 6/1/2013	Aaa	2,428,916
1,000,000	Ohio State Sewage Facilities Rev. (Anheuser-Busch Project), 6% due 8/1/2038*	A1	1,054,760
1,000,000	Ohio State University (General Receipts Bonds), 5 1/8% due 12/1/2031	Aa2	1,045,040
3,000,000	Ohio State University (General Receipts Bonds), 5.80% due 12/1/2029ø	Aa2	3,324,990
5,000,000	Ohio State Water Development Authority Rev. (Community Assistance), 5 3/8% due 12/1/2024ø	Aaa	5,337,550
7,500,000	Ohio State Water Development Authority Rev. (Fresh Water), 5 1/8% due 12/1/2023ø	Aaa	7,954,425
1,160,000	Ohio State Water Development Authority Rev. (Safe Water), 9 3/8% due 12/1/2010††	Aaa	1,294,966
2,500,000	Ohio State Water Development Authority Solid Waste Disposal Rev. (North Star BHP Steel, L.L.C. Project-Cargill, Incorporated, Guarantor), 6.30% due 9/1/2020*	A2	2,553,750
1,500,000	Ohio Turnpike Authority Rev., 5 1/4% due 2/15/2031	Aaa	1,591,485
3,000,000	Ohio Turnpike Commission Rev., 5 1/2% due 2/15/2026	Aaa	3,507,630
2,625,000	Ohio Water Development Authority Drinking Water Assistance Fund Rev., 5 1/4% due 12/1/2022	Aaa	2,956,170
4,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036	Baa2	4,384,240
2,500,000	Puerto Rico Infrastructure Financing Authority GOs, 5 1/2% due 10/1/2040	Aaa	2,733,000

See footnotes on page 33.

Portfolios of Investments
September 30, 2005

Ohio Series (continued)

Face Amount	Municipal Bonds	Rating†	Value
$2,500,000	Twinsburg, OH City School District, School Improvement GOs, 5.90% due 12/1/2021ø	Aaa	$2,633,850
2,300,000	University of Toledo, OH (General Receipts Bonds), 5 1/8% due 6/1/2030	Aaa	2,390,322
Total Municipal Bonds (Cost $88,338,754) — 86.2%			94,222,624

	Short-Term Holdings
3,915,000	Cleveland, OH Waterworks Improvement First Mortgage Rev., 5 3/4% due 1/1/2021ø	Aaa	4,021,762
2,500,000	Hamilton County, OH Sewer System Rev., 5 1/2% due 12/1/2017ø	Aaa	2,511,450
2,600,000	Loudoun County, VA Industrial Development Authority Rev. (Howard Hughes Medical Institute), VRDN, due 2/15/2038	VMIG 1	2,600,000
500,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1	500,000
700,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev., VRDN, due 6/15/2025	VMIG 1	700,000
780,000	Pickerington Local School District, OH School Building Construction GOs, 8% due 12/1/2005††	Aaa	786,731
2,000,000	Puerto Rico Commonwealth Government Development Bank, VRDN, due 12/1/2015	VMIG 1	2,000,000
590,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project), VRDN, due 7/1/2037	VMIG 1	590,000
Total Short-Term Holdings (Cost $13,595,081) — 12.6%			13,709,943
Total Investments (Cost $101,933,835) — 98.8%			107,932,567
Other Assets Less Liabilities — 1.2%			1,349,682
Net Assets — 100.0%			$109,282,249

Oregon Series

Face Amount	Municipal Bonds	Rating†	Value
$2,000,000	Benton County, OR Hospital Facilities Authority Rev. (Samaritan Health Services Project), 5 1/8% due 10/1/2028	A-‡	$2,033,940
1,500,000	Clackamas County, OR Hospital Facility Authority Rev. (Legacy Health System), 5 1/4% due 2/15/2018	Aa3	1,567,935
1,000,000	Clackamas County, OR Hospital Facility Authority Rev. (Legacy Health System), 5 1/4% due 5/1/2021	Aa3	1,054,530
2,000,000	Clackamas County, OR Recreational Facilities Rev. (North Clackamas Parks & Recreation District), 5.70% due 4/1/2013††	A-‡	2,181,880
1,000,000	Clackamas County, OR School District GOs, 5% due 6/15/2025ø	Aaa	1,082,010
1,250,000	Multnomah County, OR Educational Facility Rev. (University of Portland), 5% due 4/1/2018	Aaa	1,305,512
1,000,000	Multnomah County, OR Hospital Facilities Authority Rev. (Providence Health System), 5 1/4% due 10/1/2024	Aa3	1,070,300
2,000,000	Northern Wasco County, OR People’s Utility District Rev. (McNary Dam Fishway Project), 5.20% due 12/1/2024	Aaa	2,006,020
2,000,000	Oregon Department of Administrative Services Certificates of Participation, 5% due 5/1/2026	Aaa	2,076,000
1,000,000	Oregon Department of Administrative Services Certificates of Participation, 6% due 5/1/2026ø	Aaa	1,123,380
2,000,000	Oregon Department of Transportation Highway User Tax Rev., 5 1/8% due 11/15/2026	Aa2	2,107,020
750,000	Oregon Facilities Authority Rev. (Linfield College Project) 5% due 10/1/2025	Baa1	761,805
1,250,000	Oregon Health Sciences University Rev., 5 1/4% due 7/1/2028	Aaa	1,279,125
1,000,000	Oregon Health Sciences University Rev., 5% due 7/1/2032	Aaa	1,039,990
2,000,000	Oregon Health, Housing, Educational & Cultural Facilities Authority Rev. (Linfield College Project), 5 1/4% due 10/1/2023	Baa1	2,039,600
2,500,000	Oregon Health, Housing, Educational & Cultural Facilities Authority Rev. (Reed College Project), 5 3/8% due 7/1/2025	AA-‡	2,568,125
2,000,000	Oregon Housing & Community Services Department Rev. (Multi-Family Housing), 6.05% due 7/1/2042*	Aaa	2,073,140
2,500,000	Oregon State Bond Bank Rev. (Oregon Economic & Community Development Department), 5 1/2% due 1/1/2026	Aaa	2,690,550
400,000	Oregon State GOs (Veterans’ Welfare), 5 7/8% due 10/1/2018	Aa3	408,364
500,000	Oregon State GOs (Veterans’ Welfare), 9% due 10/1/2006	Aa3	529,620
720,000	Oregon State Housing & Community Services Department Mortgage Rev. (Single-Family Mortgage Program), 4.40% due 7/1/2020	Aa2	717,638

See footnotes on page 33.

Portfolios of Investments
September 30, 2005

Oregon Series (continued)

Face Amount	Municipal Bonds	Rating†	Value
$1,500,000	Port of Portland, OR International Airport Rev., 5 5/8% due 7/1/2026*	Aaa	$1,550,895
950,000	Port of Portland, OR International Airport Rev., 7.10% due 7/1/2021*ø	Aaa	1,120,630
2,000,000	Portland, OR Sewer System Rev., 5% due 6/1/2015	Aaa	2,057,260
1,000,000	Puerto Rico Electric Power Authority Rev., 5% due 7/1/2024	Aaa	1,069,200
1,500,000	Puerto Rico Highway & Transportation Authority Rev., 5 3/8% due 7/1/2036ø	Baa2	1,663,950
1,000,000	Puerto Rico Ports Authority Rev., 7% due 7/1/2014*	Aaa	1,009,080
2,000,000	Salem, OR Hospital Facility Authority Rev. (Salem Hospital), 5% due 8/15/2018	AA-‡	2,053,460
1,000,000	Umatilla County, OR Hospital Facility Authority Rev. (Catholic Health Initiatives), 5 1/2% due 3/1/2032††	Aa2	1,102,590
500,000	Virgin Islands Public Finance Authority Rev., 5 1/2% due 10/1/2022	BBB‡	521,980
2,355,000	Washington County, OR GOs, 5% due 6/1/2026	Aa2	2,433,421
Total Municipal Bonds (Cost $43,452,187) — 82.9%			46,298,950

	Short-Term Holdings
2,000,000	Chemeketa, OR Community College District GOs, 5.95% due 6/1/2016ø	Aaa	2,040,860
1,135,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1	1,135,000
1,750,000	Multnomah County, OR School District GOs, 5 1/2% due 6/1/2015ø	A1	1,780,573
2,200,000	New York City, NY Transitional Finance Authority, VRDN, due 11/1/2022	VMIG 1	2,200,000
600,000	Port Authority of New York & New Jersey Special Obligation Rev., VRDN, due 5/1/2019	VMIG 1	600,000
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2026ø	Baa2	1,034,080
Total Short-Term Holdings (Cost $8,644,331) — 15.8%			8,790,513
Total Investments (Cost $52,096,518) — 98.7%			55,089,463
Other Assets Less Liabilities — 1.3%			742,274
Net Assets — 100.0%			$55,831,737

South Carolina Series

Face Amount	Municipal Bonds	Rating†	Value
$4,000,000	Berkeley County, SC GOs, 5% due 9/1/2028	Aaa	$4,183,400
1,585,000	Berkeley County, SC Water & Sewer Rev., 5 1/4% due 6/1/2023	Aaa	1,725,574
5,000,000	Coastal Carolina University, SC Improvement Rev., 5.30% due 6/1/2026	Aaa	5,312,600
2,500,000	Darlington County, SC Industrial Development Rev. (Sonoco Products Company Project), 6% due 4/1/2026*	A3	2,568,475
1,000,000	Georgetown County, SC Environmental Improvement Rev. (International Paper Company), 5.95% due 3/15/2014	Baa2	1,109,580
4,000,000	Grand Stand, SC Water & Sewer Authority Rev., 5% due 6/1/2031	Aaa	4,132,520
2,000,000	Greenville, SC Hospital System, Rev., 5 1/4% due 5/1/2023	Aa3	2,054,940
3,760,000	Horry County, SC School District GOs, 5 1/8% due 3/1/2022	Aa1	4,012,522
2,000,000	Lexington County, SC Hospital Rev. (Health Services District, Inc.), 5 1/2% due 11/1/2032	A2	2,091,460
2,000,000	Lexington County, SC Hospital Rev. (Health Services District, Inc.), 5 1/8% due 11/1/2026	Aaa	2,068,120
1,500,000	North Charleston, SC Sewer District, Rev., 6 3/8% due 7/1/2012	Aaa	1,703,820
1,250,000	Piedmont, SC Municipal Power Agency Electric Rev., 6 1/4% due 1/1/2021	Aaa	1,522,087
1,500,000	Puerto Rico Electric Power Authority Rev., 5 1/4% due 7/1/2021	Aaa	1,702,380
2,320,000	Puerto Rico Electric Power Authority Rev., 5 1/4% due 7/1/2023	Aaa	2,635,056
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036	Baa2	1,096,060
2,500,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Higher Education Rev. (Inter American University of Puerto Rico Project), 5% due 10/1/2022	Aaa	2,621,975

See footnotes on page 33.

Portfolios of Investments
September 30, 2005

South Carolina Series (continued)

Face Amount	Municipal Bonds	Rating†	Value
$4,000,000	Rock Hill, SC Utility System Rev., 5% due 1/1/2030	Aaa	$4,154,920
3,000,000	South Carolina Jobs – Economic Development Authority Hospital Rev. (Anderson Area Medical Center, Inc.), 5 1/4% due 2/1/2018	AA-‡	3,102,180
4,000,000	South Carolina Jobs – Economic Development Authority Hospital Rev. (Bon Secours Health System, Inc.), 5 5/8% due 11/15/2030	A3	4,224,080
5,000,000	South Carolina Public Service Authority Rev., 5 7/8% due 1/1/2023	Aaa	5,132,550
3,155,000	South Carolina State Housing, Finance & Development Authority Mortgage Rev., 5.40% due 7/1/2029*	Aaa	3,212,989
5,000,000	South Carolina State Ports Authority Rev., 5.30% due 7/1/2026*	Aaa	5,223,000
5,000,000	South Carolina Transportation Infrastructure Bank Rev., 5 3/8% due 10/1/2024ø	Aaa	5,445,650
2,500,000	Spartanburg, SC Water System Rev., 5% due 6/1/2027	Aaa	2,577,500
Total Municipal Bonds (Cost $68,974,084) — 88.8%			73,613,438

	Short-Term Holdings
1,350,000	Illinois Health Facilities Authority Rev. (University of Chicago Hospital), VRDN, due 8/15/2026	VMIG 1	1,350,000
100,000	Port Authority of New York & New Jersey Special Obligation Rev., VRDN, due 5/1/2019	VMIG 1	100,000
2,000,000	Puerto Rico Commonwealth Government Development Bank, VRDN, due 12/1/2015	VMIG 1	2,000,000
600,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project), VRDN, due 7/1/2037	VMIG 1	600,000
1,070,000	Spartanburg County, SC Health Services District, Inc. Hospital Rev., VRDN, due 4/15/2023	VMIG 1	1,070,000
3,000,000	University of South Carolina Rev., 5 3/4% due 6/1/2026ø	Aaa	3,086,790
Total Short-Term Holdings (Cost $8,048,934) — 9.9%			8,206,790
Total Investments (Cost $77,023,018) — 98.7%			81,820,228
Other Assets Less Liabilities — 1.3%			1,075,084
Net Assets — 100.0%			$82,895,312

†
Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used (indicated by the symbol ‡). Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA. Ratings have not been audited by Deloitte & Touche LLP.

‡	Escrowed-to-maturity security.
ø	Pre-refunded security. Such securities that will be paid off within one year are classified as short-term holdings.
*	Interest income earned from this security is subject to the federal alternative minimum tax.
VRDN — Variable Rate Demand Notes.

See Notes to Financial Statements.

Statements of Assets and Liabilities
September 30, 2005

	National Series	Colorado Series	Georgia Series	Louisiana Series	Maryland Series	Massachusetts Series	Michigan Series
Assets:
Investments, at value (see portfolios of investments):
Long-term holdings	$63,811,298	$32,067,485	$29,999,235	$34,463,561	$38,070,282	$68,629,393	$90,511,787
Short-term holdings	7,880,050	2,900,000	1,734,080	4,324,673	2,800,000	3,445,000	10,825,874
Total investments*	71,691,348	34,967,485	31,733,315	38,788,234	40,870,282	72,074,393	101,337,661
Cash**	23,736	95,299	51,650	62,545	100,020	87,021	56,242
Interest receivable	943,277	532,671	482,639	652,509	668,479	797,687	1,891,822
Expenses prepaid to shareholder service agent	8,667	3,972	3,792	4,333	5,055	9,028	12,458
Receivable for Capital Stock sold	96	—	2,184	—	—	—	314
Receivable for securities sold	—	—	—	65,000	—	—	—
Other	5,048	2,260	2,097	3,512	2,627	4,628	6,740
Total Assets	72,672,172	35,601,687	32,275,677	39,576,133	41,646,463	72,972,757	103,305,237
Liabilities:
Dividends payable	99,381	46,293	44,073	52,755	54,078	86,486	141,444
Management fee payable	30,036	14,635	13,416	16,287	17,155	29,953	42,648
Payable for Capital Stock repurchased	24,761	190,430	33,598	92,591	33,907	66,187	13,650
Distribution and service fees payable	9,424	3,114	3,994	4,246	5,177	8,355	10,785
Accrued expenses and other	49,753	31,694	31,455	34,505	35,061	49,379	61,696
Total Liabilities	213,355	286,166	126,536	200,384	145,378	240,360	270,223
Net Assets	$72,458,817	$35,315,521	$32,149,141	$39,375,749	$41,501,085	$72,732,397	$103,035,014
Composition of Net Assets:
Capital Stock, at $0.001 par value:
Class A	$8,610	$4,585	$3,915	$4,719	$4,915	$8,544	$11,847
Class C	380	14	75	94	53	310	109
Class D	203	20	142	72	242	74	249
Additional paid-in capital	70,635,839	32,890,163	31,070,963	37,454,617	39,455,637	66,046,969	96,601,867
Undistributed net investment income	129,973	108,982	44,117	155,614	22,995	261,705	282,086
Undistributed/accumulated net realized gain (loss)	(1,754,628)	(47,288)	(948,578)	82,802	111,718	254,019	347,022
Net unrealized appreciation of investments	3,438,440	2,359,045	1,978,507	1,677,831	1,905,525	6,160,776	5,791,834
Net Assets	$72,458,817	$35,315,521	$32,149,141	$39,375,749	$41,501,085	$72,732,397	$103,035,014
Net Assets:
Class A	$67,860,771	$35,058,114	$30,456,032	$38,036,039	$39,148,152	$69,597,894	$100,016,132
Class C	$2,997,811	$104,677	$586,374	$759,315	$420,878	$2,527,486	$918,040
Class D	$1,600,235	$152,730	$1,106,735	$580,395	$1,932,055	$607,017	$2,100,842
Shares of Capital Stock Outstanding:
Class A	8,610,086	4,585,309	3,914,739	4,718,950	4,914,773	8,544,017	11,847,369
Class C	380,285	13,705	75,171	94,230	52,755	310,087	108,870
Class D	203,011	20,003	141,874	71,977	242,200	74,493	249,133
Net Asset Value Per Share:
Class A	$7.88	$7.65	$7.78	$8.06	$7.97	$8.15	$8.44
Class C	$7.88	$7.64	$7.80	$8.06	$7.98	$8.15	$8.43
Class D	$7.88	$7.64	$7.80	$8.06	$7.98	$8.15	$8.43

* Cost of total investments:	$68,252,908	$32,608,440	$29,754,808	$37,110,403	$38,964,757	$65,913,617	$95,545,827
** Includes restricted cash as follows:	$13,000	$6,000	$2,000	$4,000	$5,000	$11,000	$11,000

See Notes to Financial Statements.

Statements of Assets and Liabilities
September 30, 2005

	Minnesota Series	Missouri Series	New York Series	Ohio Series	Oregon Series	South Carolina Series
Assets:
Investments, at value (see portfolios of investments):
Long-term holdings	$69,703,807	$26,675,565	$72,565,422	$94,222,624	$46,298,950	$73,613,438
Short-term holdings	15,004,552	4,639,201	3,537,040	13,709,943	8,790,513	8,206,790
Total investments*	84,708,359	31,314,766	76,102,462	107,932,567	55,089,463	81,820,228
Cash**	73,874	98,556	52,787	42,480	91,491	102,859
Interest receivable	1,308,932	487,842	960,263	1,620,414	906,787	1,181,976
Expenses prepaid to shareholder service agent	10,833	3,791	8,667	12,458	6,139	10,472
Receivable for Capital Stock sold	50,429	480	31,754	22,864	6,221	83,327
Receivable for securities sold	—	60,000	50,092	—	20,000	—
Other	5,514	2,121	4,890	6,951	3,559	5,264
Total Assets	86,157,941	31,967,556	77,210,915	109,637,734	56,123,660	83,204,126
Liabilities:
Dividends payable	104,116	42,997	101,301	140,139	75,077	107,640
Management fee payable	35,609	13,214	31,915	45,138	23,156	34,228
Payable for Capital Stock repurchased	248,679	27,338	16,835	96,541	146,052	103,754
Distribution and service fees payable	7,927	3,029	12,053	10,291	6,742	12,403
Accrued expenses and other	54,118	30,696	49,620	63,376	40,896	50,789
Total Liabilities	450,449	117,274	211,724	355,485	291,923	308,814
Net Assets	$85,707,492	$31,850,282	$76,999,191	$109,282,249	$55,831,737	$82,895,312
Composition of Net Assets:
Capital Stock, at $0.001 par value:
Class A	$10,931	$3,997	$8,423	$13,426	$6,752	$9,210
Class C	37	18	604	114	163	603
Class D	98	46	295	96	183	307
Additional paid-in capital	80,973,614	29,427,902	71,668,555	102,815,284	52,551,633	77,923,445
Undistributed net investment income	266,635	106,525	107,818	237,425	188,503	164,537
Undistributed net realized gain	66,048	79,916	148,930	217,172	91,558	—
Net unrealized appreciation of investments	4,390,129	2,231,878	5,064,566	5,998,732	2,992,945	4,797,210
Net Assets	$85,707,492	$31,850,282	$76,999,191	$109,282,249	$55,831,737	$82,895,312
Net Assets:
Class A	$84,658,535	$31,347,332	$69,563,152	$107,586,630	$53,108,673	$75,441,829
Class C	$286,549	$141,302	$4,994,295	$922,134	$1,281,553	$4,938,680
Class D	$762,408	$361,648	$2,441,744	$773,485	$1,441,511	$2,514,803
Shares of Capital Stock Outstanding:
Class A	10,930,576	3,997,327	8,422,698	13,426,106	6,751,759	9,209,880
Class C	36,986	18,014	603,823	114,407	163,056	603,142
Class D	98,384	46,102	295,231	95,953	183,420	307,093
Net Asset Value Per Share:
Class A	$7.75	$7.84	$8.26	$8.01	$7.87	$8.19
Class C	$7.75	$7.84	$8.27	$8.06	$7.86	$8.19
Class D	$7.75	$7.84	$8.27	$8.06	$7.86	$8.19

* Cost of total investments:	$80,318,230	$29,082,888	$71,037,896	$101,933,835	$52,096,518	$77,023,018
** Includes restricted cash as follows:	$16,000	$5,000	$7,000	$13,000	$3,000	$5,000

See Notes to Financial Statements.

Statements of Operations
For the Year Ended September 30, 2005

	National Series	Colorado Series	Georgia Series	Louisiana Series	Maryland Series	Massachusetts Series	Michigan Series
Investment Income:
Interest	$3,973,629	$1,813,951	$1,663,098	$2,123,186	$2,060,651	$3,813,651	$5,404,263
Expenses:
Management fees	379,359	180,764	169,338	207,391	213,060	381,196	539,228
Shareholder account services	130,560	60,773	61,312	68,986	78,746	131,704	189,266
Distribution and service fees	120,704	38,416	51,659	52,482	64,188	106,876	136,664
Registration	45,430	12,714	13,099	14,359	16,132	20,679	22,342
Auditing and legal fees	34,930	29,231	24,232	29,877	28,707	38,044	45,887
Custody and related services	23,755	12,209	12,253	14,520	14,044	23,762	33,265
Directors’ fees and expenses	9,162	7,863	7,758	8,018	8,050	9,085	9,964
Shareholder reports and communications	5,689	3,696	4,397	4,453	4,205	6,703	8,803
Miscellaneous	8,270	5,307	4,808	5,312	5,516	8,334	11,128
Total Expenses	757,859	350,973	348,856	405,398	432,648	726,383	996,547
Net Investment Income	3,215,770	1,462,978	1,314,242	1,717,788	1,628,003	3,087,268	4,407,716
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	31,757	4,332	(26,923)	68,400	143,191	212,407	326,603
Net change in unrealized appreciation of investments	(874,558)	(79,672)	(234,765)	(733,986)	(269,600)	(1,169,135)	(1,988,278)
Net Loss on Investments	(842,801)	(75,340)	(261,688)	(665,586)	(126,409)	(956,728)	(1,661,675)
Increase in Net Assets from Operations	$2,372,969	$1,387,638	$1,052,554	$1,052,202	$1,501,594	$2,130,540	$2,746,041

	Minnesota Series	Missouri Series	New York Series	Ohio Series	Oregon Series	South Carolina Series
Investment Income:
Interest	$4,380,859	$1,633,727	$3,873,495	$5,417,786	$2,832,423	$4,049,762
Expenses:
Management fees	448,917	166,096	393,365	563,167	289,738	421,325
Shareholder account services	164,979	59,199	128,767	191,530	92,556	153,052
Distribution and service fees	102,616	37,777	148,196	129,141	85,215	157,691
Registration	16,448	12,560	18,609	19,800	14,061	16,563
Auditing and legal fees	48,065	22,260	35,649	48,177	38,260	42,357
Custody and related services	27,693	11,683	26,698	35,150	20,898	26,113
Directors’ fees and expenses	9,464	7,783	9,169	10,110	8,438	9,178
Shareholder reports and communications	9,752	3,411	6,351	9,032	5,388	6,829
Miscellaneous	9,942	5,228	8,830	11,920	6,668	9,156
Total Expenses	837,876	325,997	775,634	1,018,027	561,222	842,264
Net Investment Income	3,542,983	1,307,730	3,097,861	4,399,759	2,271,201	3,207,498
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	245,398	68,577	141,864	198,583	55,614	—
Net change in unrealized appreciation of investments	(1,328,509)	(252,742)	(279,395)	(1,114,450)	(355,937)	243,340
Net Gain (Loss) on Investments	(1,083,111)	(184,165)	(137,531)	(915,867)	(300,323)	243,340
Increase in Net Assets from Operations	$2,459,872	$1,123,565	$2,960,330	$3,483,892	$1,970,878	$3,450,838

See Notes to Financial Statements.

Statements of Changes in Net Assets

	National Series		Colorado Series		Georgia Series
	Year Ended September 30,		Year Ended September 30,		Year Ended September 30,
	2005	2004	2005	2004	2005	2004
Operations:
Net investment income	$3,215,770	$3,608,930	$1,462,978	$1,514,542	$1,314,242	$1,473,734
Net realized gain (loss) on investments	31,757	(24,435)	4,332	40,697	(26,923)	(913,298)
Net change in unrealized appreciation of investments	(874,558)	(102,948)	(79,672)	77,279	(234,765)	194,277
Increase in Net Assets from Operations	2,372,969	3,481,547	1,387,638	1,632,518	1,052,554	754,713
Distributions to Shareholders:
Net investment income:
Class A	(3,026,126)	(3,342,955)	(1,432,681)	(1,487,402)	(1,248,198)	(1,402,247)
Class C	(110,415)	(154,163)	(3,461)	(5,267)	(18,349)	(20,418)
Class D	(58,100)	(88,190)	(4,372)	(7,519)	(40,711)	(50,451)
Total	(3,194,641)	(3,585,308)	(1,440,514)	(1,500,188)	(1,307,258)	(1,473,116)
Net realized long-term gain on investments:
Class A	—	—	—	—	—	(39,319)
Class C	—	—	—	—	—	(697)
Class D	—	—	—	—	—	(1,824)
Total	—	—	—	—	—	(41,840)
Decrease in Net Assets from Distributions	(3,194,641)	(3,585,308)	(1,440,514)	(1,500,188)	(1,307,258)	(1,514,956)
Capital Share Transactions:
Net proceeds from sales of shares	1,126,851	2,164,109	922,501	1,300,537	462,335	772,826
Investment of dividends	1,927,578	2,243,922	813,065	856,794	861,057	973,229
Exchanged from associated funds	1,007,771	928,124	82,143	30,442	188,537	225,353
Shares issued in payment of gain distributions	—	—	—	—	—	34,438
Total	4,062,200	5,336,155	1,817,709	2,187,773	1,511,929	2,005,846
Cost of shares repurchased	(9,864,302)	(19,626,761)	(2,704,747)	(4,922,909)	(3,992,044)	(3,446,424)
Exchanged into associated funds	(189,170)	(1,627,314)	(28,322)	(154,946)	(161,379)	(117,380)
Total	(10,053,472)	(21,254,075)	(2,733,069)	(5,077,855)	(4,153,423)	(3,563,804)
Decrease in Net Assets from Capital Share Transactions	(5,991,272)	(15,917,920)	(915,360)	(2,890,082)	(2,641,494)	(1,557,958)
Decrease in Net Assets	(6,812,944)	(16,021,681)	(968,236)	(2,757,752)	(2,896,198)	(2,318,201)
Net Assets:
Beginning of year	79,271,761	95,293,442	36,283,757	39,041,509	35,045,339	37,363,540
End of Year*	$72,458,817	$79,271,761	$35,315,521	$36,283,757	$32,149,141	$35,045,339

* Including undistributed net investment income as follows:	$129,973	$134,119	$108,982	$89,760	$44,117	$36,495

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Louisiana Series		Maryland Series		Massachusetts Series
	Year Ended September 30,		Year Ended September 30,		Year Ended September 30,
	2005	2004	2005	2004	2005	2004
Operations:
Net investment income	$1,717,788	$1,825,866	$1,628,003	$1,759,569	$3,087,268	$3,303,253
Net realized gain on investments	68,400	142,018	143,191	141,701	212,407	260,402
Net change in unrealized appreciation of investments	(733,986)	(388,123)	(269,600)	(148,751)	(1,169,135)	(1,019,214)
Increase in Net Assets from Operations	1,052,202	1,579,761	1,501,594	1,752,519	2,130,540	2,544,441
Distributions to Shareholders:
Net investment income:
Class A	(1,658,151)	(1,760,542)	(1,566,872)	(1,689,284)	(2,935,287)	(3,128,664)
Class C	(23,228)	(22,036)	(11,890)	(13,239)	(89,046)	(102,594)
Class D	(15,912)	(22,335)	(60,861)	(65,321)	(20,777)	(29,591)
Total	(1,697,291)	(1,804,913)	(1,639,623)	(1,767,844)	(3,045,110)	(3,260,849)
Net realized short-term gain on investments:
Class A	—	(94,953)	—	—	—	—
Class C	—	(1,497)	—	—	—	—
Class D	—	(1,838)	—	—	—	—
Total	—	(98,288)	—	—	—	—
Net realized long-term gain on investments:
Class A	(149,267)	—	(208,218)	(95,418)	(219,815)	(39,621)
Class C	(2,469)	—	(2,140)	(954)	(8,698)	(1,605)
Class D	(1,641)	—	(10,324)	(4,810)	(2,235)	(594)
Total	(153,377)	—	(220,682)	(101,182)	(230,748)	(41,820)
Decrease in Net Assets from Distributions	(1,850,668)	(1,903,201)	(1,860,305)	(1,869,026)	(3,275,858)	(3,302,669)
Capital Share Transactions:
Net proceeds from sales of shares	2,402,151	1,602,218	791,686	766,871	1,596,434	1,881,780
Investment of dividends	993,243	1,036,602	1,012,560	1,121,190	1,843,868	1,973,809
Exchanged from associated funds	849	—	77,790	296,834	176,409	20,087
Shares issued in payment of gain distributions	112,517	72,819	171,438	79,134	177,112	30,855
Total	3,508,760	2,711,639	2,053,474	2,264,029	3,793,823	3,906,531
Cost of shares repurchased	(6,456,112)	(6,973,621)	(3,654,578)	(6,382,437)	(9,680,183)	(10,893,995)
Exchanged into associated funds	—	(4,165)	(55,651)	(222,335)	(190,840)	(254,572)
Total	(6,456,112)	(6,977,786)	(3,710,229)	(6,604,772)	(9,871,023)	(11,148,567)
Decrease in Net Assets from Capital Share Transactions	(2,947,352)	(4,266,147)	(1,656,755)	(4,340,743)	(6,077,200)	(7,242,036)
Decrease in Net Assets	(3,745,818)	(4,589,587)	(2,015,466)	(4,457,250)	(7,222,518)	(8,000,264)
Net Assets:
Beginning of year	43,121,567	47,711,154	43,516,551	47,973,801	79,954,915	87,955,179
End of Year*	$39,375,749	$43,121,567	$41,501,085	$43,516,551	$72,732,397	$79,954,915

* Including undistributed net investment income as follows:	$155,614	$150,846	$22,995	$62,296	$261,705	$261,040

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Michigan Series		Minnesota Series		Missouri Series
	Year Ended September 30,		Year Ended September 30,		Year Ended September 30,
	2005	2004	2005	2004	2005	2004
Operations:
Net investment income	$4,407,716	$4,677,684	$3,542,983	$3,732,598	$1,307,730	$1,351,274
Net realized gain (loss) on investments	326,603	13,260	245,398	(97,379)	68,577	25,736
Net change in unrealized appreciation of investments	(1,988,278)	(822,699)	(1,328,509)	(398,260)	(252,742)	(242,265)
Increase in Net Assets from Operations	2,746,041	3,868,245	2,459,872	3,236,959	1,123,565	1,134,745
Distributions to Shareholders:
Net investment income:
Class A	(4,238,185)	(4,524,759)	(3,437,657)	(3,602,904)	(1,275,006)	(1,320,769)
Class C	(28,808)	(25,236)	(8,499)	(13,097)	(4,643)	(3,093)
Class D	(71,734)	(66,438)	(33,698)	(39,968)	(11,176)	(11,199)
Total	(4,338,727)	(4,616,433)	(3,479,854)	(3,655,969)	(1,290,825)	(1,335,061)
Net realized long-term gain on investments:
Class A	(12,579)	(282,878)	—	—	(25,460)	(63,404)
Class C	(103)	(1,802)	—	—	(106)	(156)
Class D	(284)	(4,929)	—	—	(263)	(797)
Total	(12,966)	(289,609)	—	—	(25,829)	(64,357)
Decrease in Net Assets from Distributions	(4,351,693)	(4,906,042)	(3,479,854)	(3,655,969)	(1,316,654)	(1,399,418)
Capital Share Transactions:
Net proceeds from sales of shares	1,893,714	3,677,674	1,112,211	1,840,551	413,148	461,294
Investment of dividends	2,747,519	2,950,900	2,367,511	2,452,630	744,256	746,936
Exchanged from associated funds	253,798	332,058	128,860	120,414	119,537	113,539
Shares issued in payment of gain distributions	10,090	226,576	—	—	18,648	45,520
Total	4,905,121	7,187,208	3,608,582	4,413,595	1,295,589	1,367,289
Cost of shares repurchased	(11,907,628)	(12,673,968)	(9,498,252)	(9,274,693)	(3,525,582)	(3,407,851)
Exchanged into associated funds	(583,074)	(557,476)	(110,018)	(92,777)	(110,279)	(319,533)
Total	(12,490,702)	(13,231,444)	(9,608,270)	(9,367,470)	(3,635,861)	(3,727,384)
Decrease in Net Assets from Capital Share Transactions	(7,585,581)	(6,044,236)	(5,999,688)	(4,953,875)	(2,340,272)	(2,360,095)
Decrease in Net Assets	(9,191,233)	(7,082,033)	(7,019,670)	(5,372,885)	(2,533,361)	(2,624,768)
Net Assets:
Beginning of year	112,226,247	119,308,280	92,727,162	98,100,047	34,383,643	37,008,411
End of Year*	$103,035,014	$112,226,247	$85,707,492	$92,727,162	$31,850,282	$34,383,643

* Including undistributed net investment income as follows:	$282,086	$246,087	$266,635	$396,199	$106,525	$102,582

See Notes to Financial Statements.

Statements of Changes in Net Assets

	New York Series		Ohio Series		Oregon Series
	Year Ended September 30,		Year Ended September 30,		Year Ended September 30,
	2005	2004	2005	2004	2005	2004
Operations:
Net investment income	$3,097,861	$3,489,419	$4,399,759	$4,678,708	$2,271,201	$2,300,523
Net realized gain (loss) on investments	141,864	(5,692)	198,583	273,280	55,614	28,886
Net change in unrealized appreciation of investments	(279,395)	(634,360)	(1,114,450)	(630,731)	(355,937)	(210,328)
Increase in Net Assets from Operations	2,960,330	2,849,367	3,483,892	4,321,257	1,970,878	2,119,081
Distributions to Shareholders:
Net investment income:
Class A	(2,831,243)	(3,143,716)	(4,274,269)	(4,618,124)	(2,143,398)	(2,172,396)
Class C	(162,887)	(221,534)	(27,777)	(34,611)	(44,570)	(54,407)
Class D	(76,685)	(80,325)	(25,612)	(35,307)	(46,314)	(50,203)
Total	(3,070,815)	(3,445,575)	(4,327,658)	(4,688,042)	(2,234,282)	(2,277,006)
Net realized long-term gain on investments:
Class A	(17,322)	(201,999)	(348,611)	(284,953)	(42,399)	(49,559)
Class C	(1,323)	(18,449)	(3,099)	(3,102)	(1,250)	(1,628)
Class D	(592)	(6,712)	(3,061)	(3,118)	(1,160)	(1,546)
Total	(19,237)	(227,160)	(354,771)	(291,173)	(44,809)	(52,733)
Decrease in Net Assets from Distributions	(3,090,052)	(3,672,735)	(4,682,429)	(4,979,215)	(2,279,091)	(2,329,739)
Capital Share Transactions:
Net proceeds from sales of shares	2,467,591	3,257,996	1,041,390	2,518,624	2,029,051	4,921,736
Investment of dividends	1,995,878	2,271,779	2,770,523	3,012,051	1,401,848	1,514,585
Exchanged from associated Funds	307,955	1,639,711	47,963	147,263	144,342	456,877
Shares issued in payment of gain distributions	15,203	186,414	277,438	225,321	35,841	42,098
Total	4,786,627	7,355,900	4,137,314	5,903,259	3,611,082	6,935,296
Cost of shares repurchased	(7,496,328)	(12,412,158)	(9,778,573)	(13,706,666)	(6,409,119)	(6,653,231)
Exchanged into associated Funds	(28,128)	(4,653,742)	(438,526)	(449,214)	(402,208)	(711,008)
Total	(7,524,456)	(17,065,900)	(10,217,099)	(14,155,880)	(6,811,327)	(7,364,239)
Decrease in Net Assets from Capital Share Transactions	(2,737,829)	(9,710,000)	(6,079,785)	(8,252,621)	(3,200,245)	(428,943)
Decrease in Net Assets	(2,867,551)	(10,533,368)	(7,278,322)	(8,910,579)	(3,508,458)	(639,601)
Net Assets:
Beginning of year	79,866,742	90,400,110	116,560,571	125,471,150	59,340,195	59,979,796
End of Year*	$76,999,191	$79,866,742	$109,282,249	$116,560,571	$55,831,737	$59,340,195

* Including undistributed net investment income as follows:	$107,818	$88,233	$237,425	$186,727	$188,503	$188,428

See Notes to Financial Statements.

Statements of Changes in Net Assets

	South Carolina Series
	Year Ended September 30,
	2005	2004
Operations:
Net investment income	$3,207,498	$3,226,699
Net realized gain on investments	—	124,971
Net change in unrealized appreciation of investments	243,340	321,194
Increase in Net Assets from Operations	3,450,838	3,672,864
Distributions to Shareholders:
Net investment income:
Class A	(2,928,027)	(2,937,656)
Class C	(156,873)	(158,532)
Class D	(84,022)	(102,188)
Total	(3,168,922)	(3,198,376)
Net realized short-term gain on investments:
Class A	—	(48,996)
Class C	—	(3,362)
Class D	—	(2,314)
Total	—	(54,672)
Net realized long-term gain on investments:
Class A	(140,952)	(989,715)
Class C	(9,594)	(67,911)
Class D	(5,455)	(46,746)
Total	(156,001)	(1,104,372)
Decrease in Net Assets from Distributions	(3,324,923)	(4,357,420)
Capital Share Transactions:
Net proceeds from sales of shares	5,034,629	4,873,498
Investment of dividends	2,106,158	2,134,606
Exchanged from associated funds	71,901	422,675
Shares issued in payment of gain distributions	131,879	961,564
Total	7,344,567	8,392,343
Cost of shares repurchased	(8,765,158)	(10,959,571)
Exchanged into associated funds	(957,133)	(494,485)
Total	(9,722,291)	(11,454,056)
Decrease in Net Assets from Capital Share Transactions	(2,377,724)	(3,061,713)
Decrease in Net Assets	(2,251,809)	(3,746,269)
Net Assets:
Beginning of year	85,147,121	88,893,390
End of Year*	$82,895,312	$85,147,121

* Including undistributed net investment income as follows:	$164,537	$125,961

See Notes to Financial Statements.

Notes to Financial Statements

1.  Multiple Classes of Shares — Seligman Municipal Fund Series, Inc. (the “Fund”) consists of 13 separate series: the “National Series,” the “Colorado Series,” the “Georgia Series,” the “Louisiana Series,” the “Maryland Series,” the “Massachusetts Series,” the “Michigan Series,” the “Minnesota Series,” the “Missouri Series,” the “New York Series,” the “Ohio Series,” the “Oregon Series,” and the “South Carolina Series.”

Each Series of the Fund offers the following three classes of shares:

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase.

Class C shares are sold primarily with an initial sales charge of up to 1%, and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Class C shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

All classes of shares for each Series represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.  Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. The following summarizes the significant accounting policies of the Fund:

a.  Security Valuation  — Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

b.  Federal Taxes — There is no provision for federal income tax. Each Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c.  Security Transactions and Related Investment Income —  Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. The Fund amortizes discounts and premiums paid on purchases of portfolio securities for financial reporting purposes.

Short-term holdings include securities with stated or effective maturity dates of less than one year.

Variable rate demand notes (VRDN) purchased by the Fund may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At September 30, 2005, the interest rates paid on these notes ranged from 2.61% to 2.95%.

d.  Multiple Class Allocations — Each Series’ income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares of that Series based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the year ended September 30, 2005, distribution and service fees were the only class-specific expenses.

e.  Distributions to Shareholders — Dividends are declared daily and paid monthly. Other distributions paid by the Fund are recorded on the ex-dividend date.

f.  Restricted Cash — Restricted cash represents deposits that are being held as collateral for letters of credit issued by banks in connection with the Fund’s insurance policies.

3.  Management Fee, Distribution Services, and Other Transactions —
The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager’s fee, calculated daily and payable monthly, is equal to 0.50% per annum of each Series’ average daily net assets.

Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Fund’s shares and an affiliate of the Manager, received the following concessions after commissions were paid to dealers for sales of Class A and Class C shares:

Series	Distributor Concessions	Dealer Commissions
National	$3,709	$26,612
Colorado	3,445	23,429
Georgia	1,342	9,945
Louisiana	8,027	56,557
Maryland	3,055	22,713
Massachusetts	3,746	26,659
Michigan	6,655	48,642
Minnesota	3,552	25,882
Missouri	1,396	9,729
New York	4,416	33,328
Ohio	3,282	23,999
Oregon	8,962	62,094
South Carolina	11,780	82,030

Notes to Financial Statements

The Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan. For the year ended September 30, 2005, fees incurred under the Plan, equivalent to 0.10% per annum of the average daily net assets of Class A shares, were as follows:

Series		Series
National	$ 70,689	Minnesota	$ 88,380
Colorado	35,886	Missouri	32,501
Georgia	31,949	New York	70,569
Louisiana	40,325	Ohio	110,948
Maryland	39,884	Oregon	54,986
Massachusetts	71,755	South Carolina	75,982
Michigan	104,739

Under the Plan, with respect to Class C and Class D shares, service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class C and Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan. For the year ended September 30, 2005, fees incurred under the Plan equivalent to 1% per annum of the average daily net assets of Class C and Class D shares were as follows:

Series	Class C	Class D	Series	Class C	Class D
National	$32,760	$17,255	Minnesota	$2,868	$11,368
Colorado	1,119	1,411	Missouri	1,551	3,725
Georgia	6,118	13,592	New York	52,789	24,838
Louisiana	7,217	4,940	Ohio	9,469	8,724
Maryland	3,975	20,329	Oregon	14,854	15,375
Massachusetts	28,481	6,640	South Carolina	53,195	28,514
Michigan	9,147	22,778

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C, and Class D shares. For the year ended September 30, 2005, such charges were as follows:

Series		Series
National	$ 125	Minnesota	$ 5
Colorado	47	Missouri	2
Georgia	245	New York	828
Louisiana	52	Ohio	2
Maryland	2,662	Oregon	143
Massachusetts	606	South Carolina	950
Michigan	116

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund, as well as distribution and service fees pursuant to the Plan. For the year ended September 30, 2005, Seligman Services, Inc. received commissions from the sale of shares of each Series and distribution and service fees pursuant to the Plan, as follows:

Series	Commissions	Distribution and Service Fees
National	$2,027	$ 8,851
Colorado	1,521	3,019
Georgia	—	1,410
Louisiana	4	1,472
Maryland	1,837	1,600
Massachusetts	1,492	2,146
Michigan	100	3,264
Minnesota	62	2,442
Missouri	765	1,493
New York	4,814	14,957
Ohio	1,876	5,444
Oregon	175	3,135
South Carolina	758	3,081

Seligman Data Corp., which is owned by certain associated investment companies, charged each Series at cost for shareholder account services in accordance with a methodology approved by the Fund’s directors as follows:

Series		Series
National	$130,560	Minnesota	$164,979
Colorado	60,773	Missouri	59,199
Georgia	61,312	New York	128,767
Louisiana	68,986	Ohio	191,530
Maryland	78,746	Oregon	92,556
Massachusetts	131,704	South Carolina	153,052
Michigan	189,266

Costs of Seligman Data Corp. directly attributable to a Series were charged to that Series. The remaining charges were allocated to each Series by Seligman Data Corp. pursuant to a formula based on each Series’ net assets, shareholder transaction volume and number of shareholder accounts.

The Fund and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Fund to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Fund’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the most recent calendar quarter. As of September 30, 2005, the Fund’s potential obligation under the Guaranties is $266,900. As of September 30, 2005, no event has occurred which would result in the Fund becoming liable to make any payment under a Guaranty. Each Series would bear a portion of any payments made by the Fund under the Guaranties. A portion of rent paid by Seligman Data Corp. is charged to the Series as part of Seligman Data Corp.’s shareholder account services cost.

Notes to Financial Statements

Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Fund has a compensation agreement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of selected Series of the Fund or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid. The cost of such fees and earnings/loss accrued thereon is included in directors’ fees and expenses, and the accumulated balances thereof at September 30, 2005, are included in accrued expenses and other liabilities as follows:

Series		Series
National	$7,254	Minnesota	$6,762
Colorado	5,363	Missouri	5,370
Georgia	5,230	New York	6,565
Louisiana	5,650	Ohio	7,019
Maryland	5,645	Oregon	5,463
Massachusetts	6,648	South Carolina	5,669
Michigan	6,842

4.  Committed Line of Credit — The Fund is a participant in a joint $400 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The directors have currently limited each Series’ borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each Series incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2006, but is renewable annually with the consent of the participating banks. There were no borrowings during the year ended September 30, 2005.

5.  Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the year ended September 30, 2005, were as follows:

Series	Purchases	Sales
National	$3,219,570	$8,169,325
Colorado	—	2,337,700
Georgia	3,670,440	2,709,320
Louisiana	977,049	3,920,000
Maryland	3,822,145	4,259,605
Massachusetts	3,219,570	5,550,000
Michigan	8,854,055	12,300,986
Minnesota	6,807,450	13,075,000
Missouri	—	2,340,000
New York	7,563,453	8,262,600
Ohio	4,692,293	8,355,000
Oregon	2,539,585	3,395,000
South Carolina	—	560,000

6.  Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

At September 30, 2005, each Series’ tax basis cost was less than the cost for financial reporting purposes, primarily due to the amortization of market discounts for financial reporting purposes. The tax basis cost was as follows:

Series	Tax Basis Cost
National	$68,122,935
Colorado	32,499,458
Georgia	29,710,691
Louisiana	36,954,789
Maryland	38,941,762
Massachusetts	65,651,912
Michigan	95,263,741
Minnesota	80,051,595
Missouri	28,976,363
New York	70,930,078
Ohio	101,696,410
Oregon	51,908,015
South Carolina	76,858,481

Notes to Financial Statements

At September 30, 2005, the tax basis components of accumulated earnings were as follows:

	National	Colorado	Georgia	Louisiana	Maryland
Gross unrealized appreciation of portfolio securities	$3,603,026	$2,468,027	$2,028,759	$1,863,021	$2,075,122
Gross unrealized depreciation of portfolio securities	(34,613)	—	(6,135)	(29,576)	(146,602)
Net unrealized appreciation of portfolio securities	3,568,413	2,468,027	2,022,624	1,833,445	1,928,520
Undistributed tax-exempt income	107,382	45,455	42,669	62,091	61,160
Capital loss carryforward	(1,754,628)	(47,288)	(921,017)	—	—
Undistributed net realized gain	—	—	—	82,802	111,718
Timing differences (post-October losses)	—	—	(27,561)	—	—
Total accumulated earnings	$1,921,167	$2,466,194	$1,116,715	$1,978,338	$2,101,398

	Massachusetts	Michigan	Minnesota	Missouri	New York
Gross unrealized appreciation of portfolio securities	$6,458,808	$6,074,664	$4,664,571	$2,338,403	$5,199,674
Gross unrealized depreciation of portfolio securities	(36,327)	(744)	(7,807)	—	(27,290)
Net unrealized appreciation of portfolio securities	6,422,481	6,073,920	4,656,764	2,338,403	5,172,384
Undistributed tax-exempt income	93,661	154,263	111,383	48,668	112,583
Undistributed net realized gain	254,019	347,022	66,048	79,916	148,930
Total accumulated earnings	$6,770,161	$6,575,205	$4,834,195	$2,466,987	$5,433,897

	Ohio	Oregon	South Carolina
Gross unrealized appreciation of portfolio securities	$6,503,690	$3,187,815	$4,961,747
Gross unrealized depreciation of portfolio securities	(267,533)	(6,367)	—
Net unrealized appreciation of portfolio securities	6,236,157	3,181,448	4,961,747
Undistributed tax-exempt income	136,873	83,018	119,815
Undistributed net realized gain	217,172	91,558	—
Total accumulated earnings	$6,590,202	$3,356,024	$5,081,562

The tax characterization of distributions paid was as follows:

	Year Ended September 30,			Year Ended September 30,
	2005	2004		2005	2004
Tax-exempt income:
National	$3,194,641	$3,585,308	Minnesota	$3,479,854	$3,655,969
Colorado	1,440,514	1,500,188	Missouri	1,290,825	1,335,061
Georgia	1,307,258	1,473,116	New York	3,070,815	3,445,575
Louisiana	1,697,291	1,804,913	Ohio	4,327,658	4,688,042
Maryland	1,639,623	1,767,844	Oregon	2,234,282	2,277,006
Massachusetts	3,045,110	3,260,849	South Carolina	3,177,143	3,198,376
Michigan	4,338,727	4,616,433
Ordinary income:
Louisiana	—	98,288
South Carolina	—	54,672
Long-term capital gains:
National	—	—	Minnesota	—	—
Colorado	—	—	Missouri	25,829	64,357
Georgia	—	41,840	New York	19,237	227,160
Louisiana	153,377	—	Ohio	354,771	291,173
Maryland	220,682	101,182	Oregon	44,809	52,733
Massachusetts	230,748	41,820	South Carolina	147,780	1,104,372
Michigan	12,966	289,609

At September 30, 2005, the National, Colorado and Georgia Series had net capital loss carryforwards for federal income tax purposes of $1,754,628, $47,288 and $921,017, respectively, which are available for offset against future taxable net capital gains. Of the loss carryforward for the National Series, $1,749,874 expires in 2011 and $4,754 expires in 2012. For the Colorado Series, $47,288 expires in 2012. For the Georgia Series, $921,017 expires in 2013. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Series until net capital gains have been realized in excess of the available capital loss carryforwards.

In addition, the Georgia Series elected to defer to the fiscal year ending September 30, 2006, the recognition for tax purposes of net losses of $27,561 realized on the sale of investments after October 31, 2004. These losses will be available to offset future taxable net gains.

Notes to Financial Statements

7.  Capital Share Transactions — The Fund has 1,300,000,000 shares of Capital Stock authorized. At September 30, 2005, 100,000,000 shares were authorized for each Series of the Fund. Transactions in shares of Capital Stock were as follows:

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2005		2004		2005		2004
National Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	129,653	$1,028,984	185,301	$1,478,096	12,280	$97,678	57,840	$463,993
Investment of dividends	226,909	1,801,460	258,281	2,056,942	10,589	84,120	14,484	115,410
Exchanged from associated Funds	103,379	821,033	85,154	681,378	20,580	163,561	24,772	201,347
Total	459,941	3,651,477	528,736	4,216,416	43,449	345,359	97,096	780,750
Cost of shares repurchased	(1,116,111)	(8,858,744)	(2,009,686)	(16,092,867)	(98,379)	(782,264)	(273,751)	(2,175,801)
Exchanged into associated Funds	(16,675)	(132,188)	(125,105)	(1,001,098)	(4,323)	(34,347)	(66,046)	(520,759)
Total	(1,132,786)	(8,990,932)	(2,134,791)	(17,093,965)	(102,702)	(816,611)	(339,797)	(2,696,560)
Decrease	(672,845)	$(5,339,455)	(1,606,055)	$(12,877,549)	(59,253)	$(471,252)	(242,701)	$(1,915,810)

	Class D
	Year Ended September 30,
	2005		2004
National Series	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	24	$189	27,497	$222,020
Investment of dividends	5,290	41,998	8,987	71,570
Exchanged from associated Funds	2,911	23,177	5,714	45,399
Total	8,225	65,364	42,198	338,989
Cost of shares repurchased	(28,110)	(223,294)	(171,847)	(1,358,093)
Exchanged into associated Funds	(2,855)	(22,635)	(13,185)	(105,457)
Total	(30,965)	(245,929)	(185,032)	(1,463,550)
Decrease	(22,740)	$(180,565)	(142,834)	$(1,124,561)

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2005		2004		2005		2004
Colorado Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	118,626	$911,422	166,371	$1,265,188	—	—	4,484	$34,141
Investment of dividends	105,148	807,890	111,231	846,937	105	$804	362	2,771
Exchanged from associated Funds	10,670	82,143	3,995	30,442	—	—	—	—
Total	234,444	1,801,455	281,597	2,142,567	105	804	4,846	36,912
Cost of shares repurchased	(350,412)	(2,688,103)	(611,875)	(4,656,040)	(2,154)	(16,447)	(16,062)	(121,563)
Exchanged into associated Funds	(3,677)	(28,322)	(20,271)	(154,946)	—	—	—	—
Total	(354,089)	(2,716,425)	(632,146)	(4,810,986)	(2,154)	(16,447)	(16,062)	(121,563)
Decrease	(119,645)	$(914,970)	(350,549)	$(2,668,419)	(2,049)	$(15,643)	(11,216)	$(84,651)

	Class D
	Year Ended September 30,
	2005		2004
Colorado Series	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	1,443	$11,079	159	$1,208
Investment of dividends	570	4,371	932	7,086
Total	2,013	15,450	1,091	8,294
Cost of shares repurchased	(26)	(197)	(19,271)	(145,306)
Total	(26)	(197)	(19,271)	(145,306)
Increase (decrease)	1,987	$15,253	(18,180)	$(137,012)

Notes to Financial Statements

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2005		2004		2005		2004
Georgia Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	37,812	$296,435	84,298	$670,002	10,184	$80,027	7,259	$58,231
Investment of dividends	104,617	820,081	117,022	925,296	1,850	14,542	1,738	13,775
Exchanged from associated Funds	21,806	171,083	29,027	225,353	—	—	—	—
Shares issued in payment of gain distributions	—	—	4,058	32,494	—	—	74	592
Total	164,235	1,287,599	234,405	1,853,145	12,034	94,569	9,071	72,598
Cost of shares repurchased	(429,163)	(3,360,854)	(402,302)	(3,179,593)	(18,192)	(143,583)	(4,988)	(38,562)
Exchanged into associated Funds	(19,937)	(155,357)	(14,883)	(117,380)	—	—	—	—
Total	(449,100)	(3,516,211)	(417,185)	(3,296,973)	(18,192)	(143,583)	(4,988)	(38,562)
Increase (decrease)	(284,865)	$(2,228,612)	(182,780)	$(1,443,828)	(6,158)	$(49,014)	4,083	$34,036

	Class D
	Year Ended September 30,
	2005		2004
Georgia Series	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	10,903	$85,873	5,572	$44,593
Investment of dividends	3,363	26,434	4,306	34,158
Exchanged from associated Funds	2,226	17,454	—	—
Shares issued in payment of gain distributions	—	—	168	1,352
Total	16,492	129,761	10,046	80,103
Cost of shares repurchased	(61,946)	(487,607)	(28,556)	(228,269)
Exchanged into associated Funds	(770)	(6,022)	—	—
Total	(62,716)	(493,629)	(28,556)	(228,269)
Decrease	(46,224)	$(363,868)	(18,510)	$(148,166)

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2005		2004		2005		2004
Louisiana Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	269,049	$2,196,673	193,334	$1,584,223	10,415	$85,289	2,162	$17,955
Investment of dividends	117,932	962,069	122,897	1,007,949	2,546	20,763	2,350	19,264
Exchanged from associated Funds	104	849	—	—	—	—	—	—
Shares issued in payment of gain distributions	13,387	109,223	8,485	69,899	276	2,251	177	1,454
Total	400,472	3,268,814	324,716	2,662,071	13,237	108,303	4,689	38,673
Cost of shares repurchased	(787,646)	(6,419,185)	(803,846)	(6,577,293)	(3,919)	(31,672)	(2,396)	(19,865)
Exchanged into associated Funds	—	—	—	—	—	—	(507)	(4,165)
Total	(787,646)	(6,419,185)	(803,846)	(6,577,293)	(3,919)	(31,672)	(2,903)	(24,030)
Increase (decrease)	(387,174)	$(3,150,371)	(479,130)	$(3,915,222)	9,318	$76,631	1,786	$14,643

	Class D
	Year Ended September 30,
	2005		2004
Louisiana Series	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	14,722	$120,189	5	$40
Investment of dividends	1,276	10,411	1,145	9,389
Shares issued in payment of gain distributions	128	1,043	178	1,466
Total	16,126	131,643	1,328	10,895
Cost of shares repurchased	(646)	(5,255)	(46,820)	(376,463)
Total	(646)	(5,255)	(46,820)	(376,463)
Increase (decrease)	15,480	$126,388	(45,492)	$(365,568)

Notes to Financial Statements

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2005		2004		2005		2004
Maryland Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	81,520	$654,314	92,327	$738,918	5,040	$40,521	1,988	$15,923
Investment of dividends	118,231	948,592	131,551	1,052,881	1,316	10,576	1,515	12,139
Exchanged from associated Funds	7,860	63,290	37,733	296,834	373	3,000	—	—
Shares issued in payment of gain distributions	19,964	159,702	9,185	73,740	267	2,140	116	928
Total	227,575	1,825,898	270,796	2,162,373	6,996	56,237	3,619	28,990
Cost of shares repurchased	(419,525)	(3,365,715)	(751,051)	(5,994,135)	(6,262)	(50,374)	(6,026)	(48,435)
Exchanged into associated Funds	(6,953)	(55,651)	(27,043)	(217,135)	—	—	(652)	(5,200)
Total	(426,478)	(3,421,366)	(778,094)	(6,211,270)	(6,262)	(50,374)	(6,678)	(53,635)
Increase (decrease)	(198,903)	$(1,595,468)	(507,298)	$(4,048,897)	734	$5,863	(3,059)	$(24,645)

	Class D
	Year Ended September 30,
	2005		2004
Maryland Series	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	12,032	$96,851	1,491	$12,030
Investment of dividends	6,645	53,392	7,010	56,170
Exchanged from associated Funds	1,432	11,500	—	—
Shares issued in payment of gain distributions	1,198	9,596	556	4,466
Total	21,307	171,339	9,057	72,666
Cost of shares repurchased	(29,683)	(238,489)	(42,691)	(339,867)
Total	(29,683)	(238,489)	(42,691)	(339,867)
Decrease	(8,376)	$(67,150)	(33,634)	$(267,201)

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2005		2004		2005		2004
Massachusetts Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	182,978	$1,500,836	153,014	$1,266,674	11,646	$95,409	71,284	$594,496
Investment of dividends	217,174	1,783,738	229,446	1,899,404	5,805	47,733	7,498	62,153
Exchanged from associated Funds	17,216	141,709	46	381	4,186	34,700	—	—
Shares issued in payment of gain distributions	20,703	170,177	3,511	29,317	695	5,717	133	1,115
Total	438,071	3,596,460	386,017	3,195,776	22,332	183,559	78,915	657,764
Cost of shares repurchased	(1,075,721)	(8,840,303)	(1,164,749)	(9,619,506)	(81,027)	(665,860)	(87,544)	(714,220)
Exchanged into associated Funds	(22,248)	(182,659)	(14,605)	(120,843)	—	—	(16,172)	(133,729)
Total	(1,097,969)	(9,022,962)	(1,179,354)	(9,740,349)	(81,027)	(665,860)	(103,716)	(847,949)
Decrease	(659,898)	$(5,426,502)	(793,337)	$(6,544,573)	(58,695)	$(482,301)	(24,801)	$(190,185)

	Class D
	Year Ended September 30,
	2005		2004
Massachusetts Series	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	23	$189	2,342	$20,610
Investment of dividends	1,509	12,397	1,479	12,252
Exchanged from associated Funds	—	—	2,377	19,706
Shares issued in payment of gain distributions	148	1,218	51	423
Total	1,680	13,804	6,249	52,991
Cost of shares repurchased	(21,129)	(174,020)	(66,258)	(560,269)
Exchanged into associated Funds	(994)	(8,181)	—	—
Total	(22,123)	(182,201)	(66,258)	(560,269)
Decrease	(20,443)	$(168,397)	(60,009)	$(507,278)

Notes to Financial Statements

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2005		2004		2005		2004
Michigan Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	191,939	$1,634,971	300,078	$2,568,441	16,306	$139,403	18,737	$162,035
Investment of dividends	316,895	2,698,540	337,610	2,889,551	2,912	24,765	2,674	22,845
Exchanged from associated Funds	26,419	224,955	27,963	238,999	—	—	—	—
Shares issued in payment of gain distributions	1,155	9,863	25,607	220,965	12	102	207	1,784
Total	536,408	4,568,329	691,258	5,917,956	19,230	164,270	21,618	186,664
Cost of shares repurchased	(1,320,215)	(11,226,086)	(1,415,061)	(12,077,750)	(9,835)	(83,331)	(6,511)	(55,558)
Exchanged into associated Funds	(65,776)	(559,571)	(60,589)	(518,850)	—	—	—	—
Total	(1,385,991)	(11,785,657)	(1,475,650)	(12,596,600)	(9,835)	(83,331)	(6,511)	(55,558)
Increase (decrease)	(849,583)	$(7,217,328)	(784,392)	$(6,678,644)	9,395	$80,939	15,107	$131,106

	Class D
	Year Ended September 30,
	2005		2004
Michigan Series	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	14,068	$119,340	111,743	$947,198
Investment of dividends	2,845	24,214	4,502	38,504
Exchanged from associated Funds	3,381	28,843	10,729	93,059
Shares issued in payment of gain distributions	14	125	445	3,827
Total	20,308	172,522	127,419	1,082,588
Cost of shares repurchased	(70,266)	(598,211)	(63,412)	(540,660)
Exchanged into associated Funds	(2,736)	(23,503)	(4,584)	(38,626)
Total	(73,002)	(621,714)	(67,996)	(579,286)
Increase (decrease)	(52,694)	$(449,192)	59,423	$503,302

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2005		2004		2005		2004
Minnesota Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	135,817	$1,061,542	221,987	$1,739,903	6,100	$47,480	8,156	$64,191
Investment of dividends	299,998	2,339,254	309,006	2,420,208	715	5,575	724	5,673
Exchanged from associated Funds	16,195	125,881	15,252	120,414	382	2,979	—	—
Total	452,010	3,526,677	546,245	4,280,525	7,197	56,034	8,880	69,864
Cost of shares repurchased	(1,126,809)	(8,776,163)	(1,142,824)	(8,955,117)	(20,028)	(156,214)	(26,409)	(207,108)
Exchanged into associated Funds	(14,136)	(110,018)	(8,557)	(67,934)	—	—	(3,141)	(24,843)
Total	(1,140,945)	(8,886,181)	(1,151,381)	(9,023,051)	(20,028)	(156,214)	(29,550)	(231,951)
Decrease	(688,935)	$(5,359,504)	(605,136)	$(4,742,526)	(12,831)	$(100,180)	(20,670)	$(162,087)

	Class D
	Year Ended September 30,
	2005		2004
Minnesota Series	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	408	$3,189	4,600	$36,457
Investment of dividends	2,906	22,682	3,415	26,749
Total	3,314	25,871	8,015	63,206
Cost of shares repurchased	(72,720)	(565,875)	(14,392)	(112,468)
Total	(72,720)	(565,875)	(14,392)	(112,468)
Decrease	(69,406)	$(540,004)	(6,377)	$(49,262)

Notes to Financial Statements

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2005		2004		2005		2004
Missouri Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	49,046	$386,661	52,027	$408,377	2,557	$20,096	6,564	$50,495
Investment of dividends	92,736	731,462	93,400	735,417	346	2,728	194	1,522
Exchanged from associated Funds	10,859	86,150	14,272	113,539	—	—	—	—
Shares issued in payment of gain distributions	2,331	18,347	5,635	44,682	8	66	13	106
Total	154,972	1,222,620	165,334	1,302,015	2,911	22,890	6,771	52,123
Cost of shares repurchased	(440,946)	(3,474,171)	(409,856)	(3,228,095)	(2,541)	(20,000)	(241)	(1,853)
Exchanged into associated Funds	(13,974)	(110,279)	(41,151)	(319,533)	—	—	—	—
Total	(454,920)	(3,584,450)	(451,007)	(3,547,628)	(2,541)	(20,000)	(241)	(1,853)
Increase (decrease)	(299,948)	$(2,361,830)	(285,673)	$(2,245,613)	370	$2,890	6,530	$50,270

	Class D
	Year Ended September 30,
	2005		2004
Missouri Series	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	814	$6,391	308	$2,422
Investment of dividends	1,276	10,066	1,269	9,997
Exchanged from associated Funds	4,237	33,387	—	—
Shares issued in payment of gain distributions	30	235	92	732
Total	6,357	50,079	1,669	13,151
Cost of shares repurchased	(3,992)	(31,411)	(22,299)	(177,903)
Total	(3,992)	(31,411)	(22,299)	(177,903)
Increase (decrease)	2,365	$18,668	(20,630)	$(164,752)

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2005		2004		2005		2004
New York Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	256,199	$2,122,873	331,056	$2,757,038	30,543	$254,234	47,411	$397,052
Investment of dividends	220,263	1,827,028	247,982	2,056,658	13,141	109,131	18,488	153,507
Exchanged from associated Funds	31,808	264,568	175,774	1,465,070	4,547	37,823	7,508	63,365
Shares issued in payment of gain distributions	1,649	13,607	19,734	165,161	133	1,098	1,849	15,513
Total	509,919	4,228,076	774,546	6,443,927	48,364	402,286	75,256	629,437
Cost of shares repurchased	(751,065)	(6,227,862)	(1,198,490)	(9,910,365)	(134,701)	(1,120,874)	(246,606)	(2,035,330)
Exchanged into associated Funds	(1,777)	(14,681)	(552,478)	(4,564,587)	(1,626)	(13,447)	(10,016)	(81,449)
Total	(752,842)	(6,242,543)	(1,750,968)	(14,474,952)	(136,327)	(1,134,321)	(256,622)	(2,116,779)
Decrease	(242,923)	$(2,014,467)	(976,422)	$(8,031,025)	(87,963)	$(732,035)	(181,366)	$(1,487,342)

	Class D
	Year Ended September 30,
	2005		2004
New York Series	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	10,883	$90,484	12,392	$103,906
Investment of dividends	7,191	59,719	7,424	61,614
Exchanged from associated Funds	674	5,564	13,268	111,276
Shares issued in payment of gain distributions	60	498	685	5,740
Total	18,808	156,265	33,769	282,536
Cost of shares repurchased	(17,749)	(147,592)	(56,219)	(466,463)
Exchanged into associated Funds	—	—	(913)	(7,706)
Total	(17,749)	(147,592)	(57,132)	(474,169)
Increase (decrease)	1,059	$8,673	(23,363)	$(191,633)

Notes to Financial Statements

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2005		2004		2005		2004
Ohio Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	121,396	$980,305	302,335	$2,448,371	7,492	$60,896	8,567	$70,213
Investment of dividends	338,155	2,728,436	366,259	2,961,281	2,380	19,316	3,036	24,684
Exchanged from associated Funds	5,937	47,963	18,292	147,263	—	—	—	—
Shares issued in payment of gain distributions	33,717	272,081	27,175	220,605	317	2,571	303	2,470
Total	499,205	4,028,785	714,061	5,777,520	10,189	82,783	11,906	97,367
Cost of shares repurchased	(1,161,613)	(9,371,394)	(1,595,920)	(12,845,014)	(19,220)	(157,029)	(52,195)	(421,513)
Exchanged into associated Funds	(53,789)	(434,311)	(54,436)	(441,732)	—	—	—	—
Total	(1,215,402)	(9,805,705)	(1,650,356)	(13,286,746)	(19,220)	(157,029)	(52,195)	(421,513)
Decrease	(716,197)	$(5,776,920)	(936,295)	$(7,509,226)	(9,031)	$(74,246)	(40,289)	$(324,146)

	Class D
	Year Ended September 30,
	2005		2004
Ohio Series	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	23	$189	5	$40
Investment of dividends	2,805	22,771	3,209	26,086
Shares issued in payment of gain distributions	344	2,786	276	2,246
Total	3,172	25,746	3,490	28,372
Cost of shares repurchased	(30,876)	(250,150)	(54,402)	(440,139)
Exchanged into associated Funds	(520)	(4,215)	(910)	(7,482)
Total	(31,396)	(254,365)	(55,312)	(447,621)
Decrease	(28,224)	$(228,619)	(51,822)	$(419,249)

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2005		2004		2005		2004
Oregon Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	243,583	$1,923,752	591,030	$4,673,196	2,428	$19,152	17,663	$139,093
Investment of dividends	167,256	1,322,052	180,360	1,423,658	5,618	44,385	6,696	52,808
Exchanged from associated Funds	7,933	62,750	30,446	242,410	—	—	5,816	45,711
Shares issued in payment of gain distributions	4,259	33,600	4,955	39,288	157	1,242	192	1,523
Total	423,031	3,342,154	806,791	6,378,552	8,203	64,779	30,367	239,135
Cost of shares repurchased	(732,883)	(5,795,280)	(732,779)	(5,783,416)	(52,134)	(411,299)	(38,235)	(300,794)
Exchanged into associated Funds	(41,623)	(327,589)	(73,319)	(586,630)	(626)	(4,925)	(7,336)	(57,677)
Total	(774,506)	(6,122,869)	(806,098)	(6,370,046)	(52,760)	(416,224)	(45,571)	(358,471)
Increase (decrease)	(351,475)	$(2,780,715)	693	$8,506	(44,557)	$(351,445)	(15,204)	$(119,336)

	Class D
	Year Ended September 30,
	2005		2004
Oregon Series	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	10,909	$86,147	13,844	$109,447
Investment of dividends	4,482	35,411	4,834	38,119
Exchanged from associated Funds	10,394	81,592	20,943	168,756
Shares issued in payment of gain distributions	126	999	163	1,287
Total	25,911	204,149	39,784	317,609
Cost of shares repurchased	(25,661)	(202,540)	(72,276)	(569,021)
Exchanged into associated Funds	(8,793)	(69,694)	(8,551)	(66,701)
Total	(34,454)	(272,234)	(80,827)	(635,722)
Decrease	(8,543)	$(68,085)	(41,043)	$(318,113)

Notes to Financial Statements

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2005		2004		2005		2004
South Carolina Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	482,206	$3,971,024	555,131	$4,528,396	100,520	$824,374	34,780	$284,560
Investment of dividends	238,161	1,957,038	239,866	1,951,522	11,408	93,724	13,539	110,142
Exchanged from associated Funds	8,760	71,901	4,237	34,105	—	—	48,270	388,570
Shares issued in payment of gain distributions	14,593	119,074	105,593	859,291	1,014	8,276	7,525	61,257
Total	743,720	6,119,037	904,827	7,373,314	112,942	926,374	104,114	844,529
Cost of shares repurchased	(819,635)	(6,738,671)	(1,102,940)	(8,932,723)	(145,752)	(1,198,560)	(132,136)	(1,060,292)
Exchanged into associated Funds	(117,464)	(957,133)	(49,879)	(397,268)	—	—	(2,241)	(17,745)
Total	(937,099)	(7,695,804)	(1,152,819)	(9,329,991)	(145,752)	(1,198,560)	(134,377)	(1,078,037)
Decrease	(193,379)	$(1,576,767)	(247,992)	$(1,956,677)	(32,810)	$(272,186)	(30,263)	$(233,508)

	Class D
	Year Ended September 30,
	2005		2004
South Carolina Series	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	29,099	$239,231	7,440	$60,542
Investment of dividends	6,742	55,396	8,967	72,942
Shares issued in payment of gain distributions	555	4,529	5,042	41,016
Total	36,396	299,156	21,449	174,500
Cost of shares repurchased	(100,449)	(827,927)	(119,841)	(966,556)
Exchanged into associated Funds	—	—	(9,971)	(79,472)
Total	(100,449)	(827,927)	(129,812)	(1,046,028)
Decrease	(64,053)	$(528,771)	(108,363)	$(871,528)

8.  Other Matters — In the fall of 2003, the Manager conducted an extensive internal review relating to market timing. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman registered investment companies (“Seligman Funds”). This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002.

The results of the Manager’s internal review were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, the Manager, in May 2004, made payments to three funds and agreed to waive a portion of its management fee with respect to another fund. Neither the Seligman Municipal Fund Series, Inc. nor any of its Series was adversely affected by these circumstances and, accordingly, did not receive any payments from the Manager.

Since February 2004, the Manager has been in discussions with the New York staff of the Securities and Exchange Commission (“SEC”) and the Office of the New York Attorney General (“Attorney General”) in connection with their review of frequent trading in certain of the Seligman mutual funds. No late trading is involved. This review was apparently stimulated by the Manager’s voluntary public disclosure of the foregoing arrangements in January 2004. In March 2005, negotiations to settle the matter were initiated by the New York staff of the SEC. After several months of negotiations, tentative agreement was reached, both with the New York staff of the SEC and the Attorney General, on the financial terms of a settlement. However, settlement discussions with the Attorney General ended when the Attorney General sought to impose operating conditions on the Manager that were unacceptable to the Manager, would have applied in perpetuity and were not requested or required by the SEC. Subsequently, the New York staff of the SEC indicated that, in lieu of moving forward under the terms of the tentative financial settlement, the staff was considering recommending to the Commissioners of the SEC the instituting of a formal action against the Manager and the Distributor (together, “Seligman”). Seligman believes that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

Immediately after settlement discussions with the Attorney General ended, the Attorney General issued subpoenas to certain of the Seligman Funds and their directors. The subpoenas seek various Board materials and information relating to the deliberations of the Independent Directors as to the advisory fees paid by the Seligman mutual funds to the Manager. The Manager has objected to the Attorney General’s seeking of such information and, on September 6, 2005, filed suit in federal district court seeking to enjoin the Attorney General from pursuing a fee inquiry.

Seligman believes that the Attorney General’s inquiry is improper because Congress has vested exclusive regulatory oversight of investment company advisory fees in the SEC.

Notes to Financial Statements

At the end of September 2005, the Attorney General indicated that it intends to file an action at some time in the future alleging, in substance, that the Manager permitted other persons to engage in frequent trading other than the arrangements described above and, as a result, the prospectus disclosure of the Seligman Funds is and has been misleading. Seligman believes any such action would be without merit.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties, injunctions regarding Seligman, restitution to mutual fund shareholders or changes in procedures. Any penalties or restitution will be paid by Seligman and not by the Seligman Funds.

Seligman does not believe that the foregoing possible actions or any threatened legal actions should have a material adverse impact on the Manager, the Distributor or the Seligman Funds; however, there can be no assurance of this or that these matters and any related publicity will not result in reduced demand for shares of the Seligman Funds or other adverse consequences.

Financial Highlights

The tables below are intended to help you understand the financial performance of each Class of each Series for the periods presented. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. “Total return” shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any sales charges or taxes investors may incur on distributions or on the redemption of shares.

National Series

CLASS A
	Year Ended September 30,
Per Share Data:	2005	2004	2003	2002øø	2001
Net Asset Value, Beginning of Year	$7.97	$7.98	$8.05	$7.98	$7.65
Income from Investment Operations:
Net investment income	0.34	0.34	0.33	0.37	0.37
Net realized and unrealized gain (loss) on investments	(0.09)	(0.01)	(0.07)	0.06	0.33
Total from Investment Operations	0.25	0.33	0.26	0.43	0.70
Less Distributions:
Dividends from net investment income	(0.34)	(0.34)	(0.33)	(0.36)	(0.37)
Total Distributions	(0.34)	(0.34)	(0.33)	(0.36)	(0.37)
Net Asset Value, End of Year	$7.88	$7.97	$7.98	$8.05	$7.98
Total Return	3.18%	4.16%	3.29%	5.62%	9.36%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$67,861	$73,970	$86,905	$89,243	$89,117
Ratio of expenses to average net assets	0.94%	0.91%	0.95%	0.89%	0.91%
Ratio of net investment income to average net assets	4.29%	4.22%	4.14%	4.64%	4.74%
Portfolio turnover rate	4.55%	—	7.04%	6.97%	20.58%

CLASS C
	Year Ended September 30,
Per Share Data:	2005	2004	2003	2002øø	2001
Net Asset Value, Beginning of Year	$7.97	$7.98	$8.05	$7.98	$7.65
Income from Investment Operations:
Net investment income	0.27	0.26	0.26	0.30	0.30
Net realized and unrealized gain (loss) on investments	(0.09)	(0.01)	(0.07)	0.06	0.33
Total from Investment Operations	0.18	0.25	0.19	0.36	0.63
Less Distributions:
Dividends from net investment income	(0.27)	(0.26)	(0.26)	(0.29)	(0.30)
Total Distributions	(0.27)	(0.26)	(0.26)	(0.29)	(0.30)
Net Asset Value, End of Year	$7.88	$7.97	$7.98	$8.05	$7.98
Total Return	2.25%	3.23%	2.36%	4.67%	8.38%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$2,998	$3,503	$5,446	$5,903	$3,029
Ratio of expenses to average net assets	1.84%	1.81%	1.85%	1.79%	1.81%
Ratio of net investment income to average net assets	3.39%	3.32%	3.24%	3.74%	3.84%
Portfolio turnover rate	4.55%	—	7.04%	6.97%	20.58%

See footnotes on page 73.

Financial Highlights

National Series (continued)

CLASS D
	Year Ended September 30,
Per Share Data:	2005	2004	2003	2002øø	2001
Net Asset Value, Beginning of Year	$7.97	$7.98	$8.05	$7.98	$7.65
Income from Investment Operations:
Net investment income	0.27	0.26	0.26	0.30	0.30
Net realized and unrealized gain (loss) on investments	(0.09)	(0.01)	(0.07)	0.06	0.33
Total from Investment Operations	0.18	0.25	0.19	0.36	0.63
Less Distributions:
Dividends from net investment income	(0.27)	(0.26)	(0.26)	(0.29)	(0.30)
Total Distributions	(0.27)	(0.26)	(0.26)	(0.29)	(0.30)
Net Asset Value, End of Year	$7.88	$7.97	$7.98	$8.05	$7.98
Total Return	2.25%	3.23%	2.36%	4.67%	8.38%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$1,600	$1,799	$2,942	$4,059	$3,547
Ratio of expenses to average net assets	1.84%	1.81%	1.85%	1.79%	1.81%
Ratio of net investment income to average net assets	3.39%	3.32%	3.24%	3.74%	3.84%
Portfolio turnover rate	4.55%	—	7.04%	6.97%	20.58%

Colorado Series

CLASS A
	Year Ended September 30,
Per Share Data:	2005	2004	2003	2002øø	2001
Net Asset Value, Beginning of Year	$7.66	$7.63	$7.69	$7.47	$7.02
Income from Investment Operations:
Net investment income	0.31	0.31	0.31	0.32	0.34
Net realized and unrealized gain (loss) on investments	(0.01)	0.03	(0.06)	0.23	0.45
Total from Investment Operations	0.30	0.34	0.25	0.55	0.79
Less Distributions:
Dividends from net investment income	(0.31)	(0.31)	(0.30)	(0.32)	(0.34)
Distributions from net realized capital gain	—	—	(0.01)	(0.01)	—
Total Distributions	(0.31)	(0.31)	(0.31)	(0.33)	(0.34)
Net Asset Value, End of Year	$7.65	$7.66	$7.63	$7.69	$7.47
Total Return	3.93%	4.49%	3.38%	7.60%	11.44%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$35,058	$36,025	$38,560	$39,155	$37,429
Ratio of expenses to average net assets	0.96%	0.94%	0.99%	0.96%	0.94%
Ratio of net investment income to average net assets	4.05%	4.05%	4.05%	4.31%	4.63%
Portfolio turnover rate	—	5.04%	4.10%	9.45%	11.31%

See footnotes on page 73.

Financial Highlights

Colorado Series (continued)

CLASS C
	Year Ended September 30,
Per Share Data:	2005	2004	2003	2002øø	2001
Net Asset Value, Beginning of Year	$7.65	$7.62	$7.68	$7.46	$7.02
Income from Investment Operations:
Net investment income	0.24	0.24	0.24	0.25	0.28
Net realized and unrealized gain (loss) on investments	(0.01)	0.03	(0.05)	0.23	0.44
Total from Investment Operations	0.23	0.27	0.19	0.48	0.72
Less Distributions:
Dividends from net investment income	(0.24)	(0.24)	(0.24)	(0.25)	(0.28)
Distributions from net realized capital gain	—	—	(0.01)	(0.01)	—
Total Distributions	(0.24)	(0.24)	(0.25)	(0.26)	(0.28)
Net Asset Value, End of Year	$7.64	$7.65	$7.62	$7.68	$7.46
Total Return	3.00%	3.56%	2.46%	6.59%	10.39%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$105	$121	$205	$169	$96
Ratio of expenses to average net assets	1.86%	1.84%	1.89%	1.86%	1.84%
Ratio of net investment income to average net assets	3.15%	3.15%	3.15%	3.41%	3.73%
Portfolio turnover rate	—	5.04%	4.10%	9.45%	11.31%

CLASS D
	Year Ended September 30,
Per Share Data:	2005	2004	2003	2002øø	2001
Net Asset Value, Beginning of Year	$7.65	$7.62	$7.68	$7.46	$7.02
Income from Investment Operations:
Net investment income	0.24	0.24	0.24	0.25	0.28
Net realized and unrealized gain (loss) on investments	(0.01)	0.03	(0.05)	0.23	0.44
Total from Investment Operations	0.23	0.27	0.19	0.48	0.72
Less Distributions:
Dividends from net investment income	(0.24)	(0.24)	(0.24)	(0.25)	(0.28)
Distributions from net realized capital gain	—	—	(0.01)	(0.01)	—
Total Distributions	(0.24)	(0.24)	(0.25)	(0.26)	(0.28)
Net Asset Value, End of Year	$7.64	$7.65	$7.62	$7.68	$7.46
Total Return	3.00%	3.56%	2.46%	6.59%	10.39%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$153	$138	$276	$461	$609
Ratio of expenses to average net assets	1.86%	1.84%	1.89%	1.86%	1.84%
Ratio of net investment income to average net assets	3.15%	3.15%	3.15%	3.41%	3.73%
Portfolio turnover rate	—	5.04%	4.10%	9.45%	11.31%

See footnotes on page 73.

Financial Highlights

Georgia Series

CLASS A
	Year Ended September 30,
Per Share Data:	2005	2004	2003	2002øø	2001
Net Asset Value, Beginning of Year	$7.84	$8.01	$8.10	$7.89	$7.64
Income from Investment Operations:
Net investment income	0.31	0.32	0.33	0.35	0.36
Net realized and unrealized gain (loss) on investments	(0.06)	(0.16)	(0.06)	0.22	0.29
Total from Investment Operations	0.25	0.16	0.27	0.57	0.65
Less Distributions:
Dividends from net investment income	(0.31)	(0.32)	(0.33)	(0.35)	(0.36)
Distributions from net realized capital gain	—	(0.01)	(0.03)	(0.01)	(0.04)
Total Distributions	(0.31)	(0.33)	(0.36)	(0.36)	(0.40)
Net Asset Value, End of Year	$7.78	$7.84	$8.01	$8.10	$7.89
Total Return	3.19%	2.09%	3.48%	7.47%	8.68%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$30,456	$32,928	$35,086	$38,306	$38,355
Ratio of expenses to average net assets	0.98%	0.94%	0.97%	0.89%	0.95%
Ratio of net investment income to average net assets	3.93%	4.11%	4.16%	4.44%	4.56%
Portfolio turnover rate	8.59%	20.43%	—	13.66%	—

CLASS C
	Year Ended September 30,
Per Share Data:	2005	2004	2003	2002øø	2001
Net Asset Value, Beginning of Year	$7.86	$8.02	$8.12	$7.91	$7.66
Income from Investment Operations:
Net investment income	0.24	0.25	0.26	0.28	0.29
Net realized and unrealized gain (loss) on investments	(0.06)	(0.15)	(0.07)	0.22	0.29
Total from Investment Operations	0.18	0.10	0.19	0.50	0.58
Less Distributions:
Dividends from net investment income	(0.24)	(0.25)	(0.26)	(0.28)	(0.29)
Distributions from net realized capital gain	—	(0.01)	(0.03)	(0.01)	(0.04)
Total Distributions	(0.24)	(0.26)	(0.29)	(0.29)	(0.33)
Net Asset Value, End of Year	$7.80	$7.86	$8.02	$8.12	$7.91
Total Return	2.26%	1.30%	2.42%	6.49%	7.71%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$586	$639	$620	$600	$383
Ratio of expenses to average net assets	1.88%	1.84%	1.87%	1.79%	1.85%
Ratio of net investment income to average net assets	3.03%	3.21%	3.26%	3.54%	3.66%
Portfolio turnover rate	8.59%	20.43%	—	13.66%	—

See footnotes on page 73.

Financial Highlights

Georgia Series (continued)

CLASS D
	Year Ended September 30,
Per Share Data:	2005	2004	2003	2002øø	2001
Net Asset Value, Beginning of Year	$7.86	$8.03	$8.12	$7.91	$7.66
Income from Investment Operations:
Net investment income	0.24	0.25	0.26	0.28	0.29
Net realized and unrealized gain (loss) on investments	(0.06)	(0.16)	(0.06)	0.22	0.29
Total from Investment Operations	0.18	0.09	0.20	0.50	0.58
Less Distributions:
Dividends from net investment income	(0.24)	(0.25)	(0.26)	(0.28)	(0.29)
Distributions from net realized capital gain	—	(0.01)	(0.03)	(0.01)	(0.04)
Total Distributions	(0.24)	(0.26)	(0.29)	(0.29)	(0.33)
Net Asset Value, End of Year	$7.80	$7.86	$8.03	$8.12	$7.91
Total Return	2.26%	1.17%	2.55%	6.49%	7.71%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$1,107	$1,479	$1,658	$2,010	$1,991
Ratio of expenses to average net assets	1.88%	1.84%	1.87%	1.79%	1.85%
Ratio of net investment income to average net assets	3.03%	3.21%	3.26%	3.54%	3.66%
Portfolio turnover rate	8.59%	20.43%	—	13.66%	—

Louisiana Series

CLASS A
	Year Ended September 30,
Per Share Data:	2005	2004	2003	2002øø	2001
Net Asset Value, Beginning of Year	$8.22	$8.27	$8.41	$8.15	$7.80
Income from Investment Operations:
Net investment income	0.34	0.34	0.36	0.37	0.38
Net realized and unrealized gain (loss) on investments	(0.13)	(0.03)	(0.12)	0.26	0.37
Total from Investment Operations	0.21	0.31	0.24	0.63	0.75
Less Distributions:
Dividends from net investment income	(0.34)	(0.34)	(0.35)	(0.37)	(0.38)
Distributions from net realized capital gain	(0.03)	(0.02)	(0.03)	—	(0.02)
Total Distributions	(0.37)	(0.36)	(0.38)	(0.37)	(0.40)
Net Asset Value, End of Year	$8.06	$8.22	$8.27	$8.41	$8.15
Total Return	2.53%	3.77%	3.03%	7.94%	9.77%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$38,036	$41,960	$46,181	$49,356	$49,267
Ratio of expenses to average net assets	0.95%	0.91%	0.94%	0.87%	0.89%
Ratio of net investment income to average net assets	4.16%	4.14%	4.33%	4.56%	4.71%
Portfolio turnover rate	2.54%	2.51%	—	11.19%	4.99%

See footnotes on page 73.

Financial Highlights

Louisiana Series (continued)

CLASS C
	Year Ended September 30,
Per Share Data:	2005	2004	2003	2002øø	2001
Net Asset Value, Beginning of Year	$8.22	$8.27	$8.41	$8.15	$7.80
Income from Investment Operations:
Net investment income	0.27	0.27	0.28	0.30	0.30
Net realized and unrealized gain (loss) on investments	(0.14)	(0.04)	(0.11)	0.25	0.37
Total from Investment Operations	0.13	0.23	0.17	0.55	0.67
Less Distributions:
Dividends from net investment income	(0.26)	(0.26)	(0.28)	(0.29)	(0.30)
Distributions from net realized capital gain	(0.03)	(0.02)	(0.03)	—	(0.02)
Total Distributions	(0.29)	(0.28)	(0.31)	(0.29)	(0.32)
Net Asset Value, End of Year	$8.06	$8.22	$8.27	$8.41	$8.15
Total Return	1.62%	2.84%	2.11%	6.98%	8.78%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$759	$698	$687	$769	$873
Ratio of expenses to average net assets	1.85%	1.81%	1.84%	1.77%	1.79%
Ratio of net investment income to average net assets	3.27%	3.24%	3.43%	3.66%	3.81%
Portfolio turnover rate	2.54%	2.51%	—	11.19%	4.99%

CLASS D
	Year Ended September 30,
Per Share Data:	2005	2004	2003	2002øø	2001
Net Asset Value, Beginning of Year	$8.22	$8.27	$8.41	$8.15	$7.80
Income from Investment Operations:
Net investment income	0.27	0.27	0.28	0.30	0.30
Net realized and unrealized gain (loss) on investments	(0.14)	(0.04)	(0.11)	0.25	0.37
Total from Investment Operations	0.13	0.23	0.17	0.55	0.67
Less Distributions:
Dividends from net investment income	(0.26)	(0.26)	(0.28)	(0.29)	(0.30)
Distributions from net realized capital gain	(0.03)	(0.02)	(0.03)	—	(0.02)
Total Distributions	(0.29)	(0.28)	(0.31)	(0.29)	(0.32)
Net Asset Value, End of Year	$8.06	$8.22	$8.27	$8.41	$8.15
Total Return	1.61%	2.84%	2.11%	6.98%	8.78%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$580	$464	$843	$1,123	$970
Ratio of expenses to average net assets	1.85%	1.81%	1.84%	1.77%	1.79%
Ratio of net investment income to average net assets	3.27%	3.24%	3.43%	3.66%	3.81%
Portfolio turnover rate	2.54%	2.51%	—	11.19%	4.99%

See footnotes on page 73.

Financial Highlights

Maryland Series

CLASS A
	Year Ended September 30,
Per Share Data:	2005	2004	2003	2002øø	2001
Net Asset Value, Beginning of Year	$8.03	$8.05	$8.27	$8.08	$7.79
Income from Investment Operations:
Net investment income	0.31	0.31	0.32	0.36	0.39
Net realized and unrealized gain (loss) on investments	(0.02)	—	(0.14)	0.22	0.29
Total from Investment Operations	0.29	0.31	0.18	0.58	0.68
Less Distributions:
Dividends from net investment income	(0.31)	(0.31)	(0.31)	(0.36)	(0.39)
Distributions from net realized capital gain	(0.04)	(0.02)	(0.09)	(0.03)	—
Total Distributions	(0.35)	(0.33)	(0.40)	(0.39)	(0.39)
Net Asset Value, End of Year	$7.97	$8.03	$8.05	$8.27	$8.08
Total Return	3.72%	3.94%	2.29%	7.33%	8.83%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$39,148	$41,082	$45,239	$47,787	$46,234
Ratio of expenses to average net assets	0.96%	0.93%	0.96%	0.90%	0.91%
Ratio of net investment income to average net assets	3.87%	3.89%	3.92%	4.47%	4.82%
Portfolio turnover rate	9.77%	5.66%	10.98%	19.30%	—

CLASS C
	Year Ended September 30,
Per Share Data:	2005	2004	2003	2002øø	2001
Net Asset Value, Beginning of Year	$8.05	$8.06	$8.29	$8.09	$7.80
Income from Investment Operations:
Net investment income	0.24	0.24	0.24	0.29	0.32
Net realized and unrealized gain (loss) on investments	(0.03)	0.01	(0.14)	0.23	0.29
Total from Investment Operations	0.21	0.25	0.10	0.52	0.61
Less Distributions:
Dividends from net investment income	(0.24)	(0.24)	(0.24)	(0.29)	(0.32)
Distributions from net realized capital gain	(0.04)	(0.02)	(0.09)	(0.03)	—
Total Distributions	(0.28)	(0.26)	(0.33)	(0.32)	(0.32)
Net Asset Value, End of Year	$7.98	$8.05	$8.06	$8.29	$8.09
Total Return	2.66%	3.13%	1.25%	6.49%	7.86%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$421	$419	$444	$480	$417
Ratio of expenses to average net assets	1.86%	1.83%	1.86%	1.80%	1.81%
Ratio of net investment income to average net assets	2.97%	2.99%	3.02%	3.57%	3.92%
Portfolio turnover rate	9.77%	5.66%	10.98%	19.30%	—

See footnotes on page 73.

Financial Highlights

Maryland Series (continued)

CLASS D
	Year Ended September 30,
Per Share Data:	2005	2004	2003	2002øø	2001
Net Asset Value, Beginning of Year	$8.05	$8.06	$8.29	$8.09	$7.80
Income from Investment Operations:
Net investment income	0.24	0.23	0.24	0.29	0.32
Net realized and unrealized gain (loss) on investments	(0.03)	0.02	(0.14)	0.23	0.29
Total from Investment Operations	0.21	0.25	0.10	0.52	0.61
Less Distributions:
Dividends from net investment income	(0.24)	(0.24)	(0.24)	(0.29)	(0.32)
Distributions from net realized capital gain	(0.04)	(0.02)	(0.09)	(0.03)	—
Total Distributions	(0.28)	(0.26)	(0.33)	(0.32)	(0.32)
Net Asset Value, End of Year	$7.98	$8.05	$8.06	$8.29	$8.09
Total Return	2.66%	3.13%	1.25%	6.49%	7.86%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$1,932	$2,016	$2,291	$2,352	$2,216
Ratio of expenses to average net assets	1.86%	1.83%	1.86%	1.80%	1.81%
Ratio of net investment income to average net assets	2.97%	2.99%	3.02%	3.57%	3.92%
Portfolio turnover rate	9.77%	5.66%	10.98%	19.30%	—

Massachusetts Series

CLASS A
	Year Ended September 30,
Per Share Data:	2005	2004	2003	2002øø	2001
Net Asset Value, Beginning of Year	$8.27	$8.34	$8.38	$8.01	$7.48
Income from Investment Operations:
Net investment income	0.34	0.33	0.33	0.35	0.35
Net realized and unrealized gain (loss) on investments	(0.11)	(0.07)	(0.05)	0.37	0.53
Total from Investment Operations	0.23	0.26	0.28	0.72	0.88
Less Distributions:
Dividends from net investment income	(0.33)	(0.33)	(0.32)	(0.35)	(0.35)
Distributions from net realized capital gain	(0.02)	‡	—	—	—
Total Distributions	(0.35)	(0.33)	(0.32)	(0.35)	(0.35)
Net Asset Value, End of Year	$8.15	$8.27	$8.34	$8.38	$8.01
Total Return	2.90%	3.18%	3.48%	9.28%	12.01%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$69,598	$76,118	$83,379	$87,225	$85,336
Ratio of expenses to average net assets	0.91%	0.89%	0.92%	0.86%	0.89%
Ratio of net investment income to average net assets	4.09%	3.98%	3.96%	4.42%	4.52%
Portfolio turnover rate	4.55%	1.97%	2.42%	5.74%	5.09%

See footnotes on page 73.

Financial Highlights

Massachusetts Series (continued)

CLASS C
	Year Ended September 30,
Per Share Data:	2005	2004	2003	2002øø	2001
Net Asset Value, Beginning of Year	$8.27	$8.34	$8.37	$8.01	$7.48
Income from Investment Operations:
Net investment income	0.26	0.26	0.25	0.28	0.28
Net realized and unrealized gain (loss) on investments	(0.10)	(0.08)	(0.03)	0.36	0.53
Total from Investment Operations	0.16	0.18	0.22	0.64	0.81
Less Distributions:
Dividends from net investment income	(0.26)	(0.25)	(0.25)	(0.28)	(0.28)
Distributions from net realized capital gain	(0.02)	‡	—	—	—
Total Distributions	(0.28)	(0.25)	(0.25)	(0.28)	(0.28)
Net Asset Value, End of Year	$8.15	$8.27	$8.34	$8.37	$8.01
Total Return	1.98%	2.25%	2.68%	8.17%	11.00%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$2,527	$3,052	$3,284	$1,513	$1,009
Ratio of expenses to average net assets	1.81%	1.79%	1.82%	1.76%	1.79%
Ratio of net investment income to average net assets	3.19%	3.08%	3.06%	3.52%	3.62%
Portfolio turnover rate	4.55%	1.97%	2.42%	5.74%	5.09%

CLASS D
	Year Ended September 30,
Per Share Data:	2005	2004	2003	2002øø	2001
Net Asset Value, Beginning of Year	$8.27	$8.34	$8.37	$8.01	$7.48
Income from Investment Operations:
Net investment income	0.26	0.26	0.25	0.28	0.28
Net realized and unrealized gain (loss) on investments	(0.10)	(0.08)	(0.03)	0.36	0.53
Total from Investment Operations	0.16	0.18	0.22	0.64	0.81
Less Distributions:
Dividends from net investment income	(0.26)	(0.25)	(0.25)	(0.28)	(0.28)
Distributions from net realized capital gain	(0.02)	‡	—	—	—
Total Distributions	(0.28)	(0.25)	(0.25)	(0.28)	(0.28)
Net Asset Value, End of Year	$8.15	$8.27	$8.34	$8.37	$8.01
Total Return	1.98%	2.25%	2.68%	8.17%	11.00%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$607	$785	$1,293	$1,725	$1,721
Ratio of expenses to average net assets	1.81%	1.79%	1.82%	1.76%	1.79%
Ratio of net investment income to average net assets	3.19%	3.08%	3.06%	3.52%	3.62%
Portfolio turnover rate	4.55%	1.97%	2.42%	5.74%	5.09%

See footnotes on page 73.

Financial Highlights

Michigan Series

CLASS A
	Year Ended September 30,
Per Share Data:	2005	2004	2003	2002øø	2001
Net Asset Value, Beginning of Year	$8.57	$8.64	$8.64	$8.47	$8.11
Income from Investment Operations:
Net investment income	0.35	0.35	0.32	0.38	0.40
Net realized and unrealized gain (loss) on investments	(0.14)	(0.06)	0.04	0.21	0.39
Total from Investment Operations	0.21	0.29	0.36	0.59	0.79
Less Distributions:
Dividends from net investment income	(0.34)	(0.34)	(0.32)	(0.38)	(0.40)
Distributions from net realized capital gain	**	(0.02)	(0.04)	(0.04)	(0.03)
Total Distributions	(0.34)	(0.36)	(0.36)	(0.42)	(0.43)
Net Asset Value, End of Year	$8.44	$8.57	$8.64	$8.64	$8.47
Total Return	2.56%	3.51%	4.24%	7.23%	9.98%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$100,016	$108,791	$116,487	$123,283	$122,978
Ratio of expenses to average net assets	0.90%	0.87%	0.91%	0.86%	0.70%
Ratio of net investment income to average net assets	4.11%	4.08%	3.79%	4.51%	4.85%
Portfolio turnover rate	8.64%	—	6.10%	1.66%	11.63%
Without expense reimbursement:*
Ratio of expenses to average net assets					0.85%
Ratio of net investment income to average net assets					4.70%

CLASS C
	Year Ended September 30,
Per Share Data:	2005	2004	2003	2002øø	2001
Net Asset Value, Beginning of Year	$8.56	$8.63	$8.63	$8.46	$8.10
Income from Investment Operations:
Net investment income	0.27	0.27	0.25	0.30	0.33
Net realized and unrealized gain (loss) on investments	(0.13)	(0.05)	0.03	0.21	0.39
Total from Investment Operations	0.14	0.22	0.28	0.51	0.72
Less Distributions:
Dividends from net investment income	(0.27)	(0.27)	(0.24)	(0.30)	(0.33)
Distributions from net realized capital gain	**	(0.02)	(0.04)	(0.04)	(0.03)
Total Distributions	(0.27)	(0.29)	(0.28)	(0.34)	(0.36)
Net Asset Value, End of Year	$8.43	$8.56	$8.63	$8.63	$8.46
Total Return	1.64%	2.59%	3.32%	6.28%	8.99%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$918	$851	$728	$1,169	$899
Ratio of expenses to average net assets	1.80%	1.77%	1.81%	1.76%	1.60%
Ratio of net investment income to average net assets	3.21%	3.18%	2.89%	3.61%	3.95%
Portfolio turnover rate	8.64%	—	6.10%	1.66%	11.63%
Without expense reimbursement:*
Ratio of expenses to average net assets					1.75%
Ratio of net investment income to average net assets					3.80%

See footnotes on page 73.

Financial Highlights

Michigan Series (continued)

CLASS D
	Year Ended September 30,
Per Share Data:	2005	2004	2003	2002øø	2001
Net Asset Value, Beginning of Year	$8.56	$8.63	$8.63	$8.46	$8.10
Income from Investment Operations:
Net investment income	0.27	0.27	0.25	0.30	0.33
Net realized and unrealized gain (loss) on investments	(0.13)	(0.05)	0.03	0.21	0.39
Total from Investment Operations	0.14	0.22	0.28	0.51	0.72
Less Distributions:
Dividends from net investment income	(0.27)	(0.27)	(0.24)	(0.30)	(0.33)
Distributions from net realized capital gain	**	(0.02)	(0.04)	(0.04)	(0.03)
Total Distributions	(0.27)	(0.29)	(0.28)	(0.34)	(0.36)
Net Asset Value, End of Year	$8.43	$8.56	$8.63	$8.63	$8.46
Total Return	1.64%	2.59%	3.32%	6.28%	8.99%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$2,101	$2,583	$2,093	$1,977	$2,015
Ratio of expenses to average net assets	1.80%	1.77%	1.81%	1.76%	1.60%
Ratio of net investment income to average net assets	3.21%	3.18%	2.89%	3.61%	3.95%
Portfolio turnover rate	8.64%	—	6.10%	1.66%	11.63%
Without expense reimbursement:*
Ratio of expenses to average net assets					1.75%
Ratio of net investment income to average net assets					3.80%

Minnesota Series

CLASS A
	Year Ended September 30,
Per Share Data:	2005	2004	2003	2002øø	2001
Net Asset Value, Beginning of Year	$7.83	$7.87	$7.92	$7.72	$7.34
Income from Investment Operations:
Net investment income	0.31	0.31	0.29	0.35	0.34
Net realized and unrealized gain (loss) on investments	(0.09)	(0.05)	(0.06)	0.19	0.38
Total from Investment Operations	0.22	0.26	0.23	0.54	0.72
Less Distributions:
Dividends from net investment income	(0.30)	(0.30)	(0.28)	(0.34)	(0.34)
Total Distributions	(0.30)	(0.30)	(0.28)	(0.34)	(0.34)
Net Asset Value, End of Year	$7.75	$7.83	$7.87	$7.92	$7.72
Total Return	2.90%	3.41%	3.02%	7.20%	10.02%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$84,659	$91,022	$96,175	$99,368	$98,452
Ratio of expenses to average net assets	0.92%	0.88%	0.93%	0.85%	0.89%
Ratio of net investment income to average net assets	3.96%	3.95%	3.69%	4.49%	4.52%
Portfolio turnover rate	8.09%	1.85%	9.37%	8.09%	1.02%

See footnotes on page 73.

Financial Highlights

Minnesota Series (continued)

CLASS C
	Year Ended September 30,
Per Share Data:	2005	2004	2003	2002øø	2001
Net Asset Value, Beginning of Year	$7.83	$7.87	$7.93	$7.72	$7.34
Income from Investment Operations:
Net investment income	0.24	0.24	0.22	0.28	0.28
Net realized and unrealized gain (loss) on investments	(0.09)	(0.05)	(0.07)	0.20	0.38
Total from Investment Operations	0.15	0.19	0.15	0.48	0.66
Less Distributions:
Dividends from net investment income	(0.23)	(0.23)	(0.21)	(0.27)	(0.28)
Total Distributions	(0.23)	(0.23)	(0.21)	(0.27)	(0.28)
Net Asset Value, End of Year	$7.75	$7.83	$7.87	$7.93	$7.72
Total Return	1.95%	2.49%	1.97%	6.38%	9.04%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$287	$390	$555	$432	$275
Ratio of expenses to average net assets	1.82%	1.78%	1.83%	1.75%	1.79%
Ratio of net investment income to average net assets	3.06%	3.05%	2.79%	3.59%	3.62%
Portfolio turnover rate	8.09%	1.85%	9.37%	8.09%	1.02%

CLASS D
	Year Ended September 30,
Per Share Data:	2005	2004	2003	2002øø	2001
Net Asset Value, Beginning of Year	$7.83	$7.87	$7.93	$7.72	$7.34
Income from Investment Operations:
Net investment income	0.24	0.24	0.22	0.28	0.28
Net realized and unrealized gain (loss) on investments	(0.09)	(0.05)	(0.07)	0.20	0.38
Total from Investment Operations	0.15	0.19	0.15	0.48	0.66
Less Distributions:
Dividends from net investment income	(0.23)	(0.23)	(0.21)	(0.27)	(0.28)
Total Distributions	(0.23)	(0.23)	(0.21)	(0.27)	(0.28)
Net Asset Value, End of Year	$7.75	$7.83	$7.87	$7.93	$7.72
Total Return	1.95%	2.49%	1.97%	6.38%	9.04%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$762	$1,315	$1,370	$1,779	$1,575
Ratio of expenses to average net assets	1.82%	1.78%	1.83%	1.75%	1.79%
Ratio of net investment income to average net assets	3.06%	3.05%	2.79%	3.59%	3.62%
Portfolio turnover rate	8.09%	1.85%	9.37%	8.09%	1.02%

See footnotes on page 73.

Financial Highlights

Missouri Series

CLASS A
	Year Ended September 30,
Per Share Data:	2005	2004	2003	2002øø	2001
Net Asset Value, Beginning of Year	$7.89	$7.94	$8.02	$7.81	$7.37
Income from Investment Operations:
Net investment income	0.31	0.30	0.30	0.34	0.34
Net realized and unrealized gain (loss) on investments	(0.04)	(0.04)	(0.06)	0.26	0.47
Total from Investment Operations	0.27	0.26	0.24	0.60	0.81
Less Distributions:
Dividends from net investment income	(0.31)	(0.30)	(0.30)	(0.34)	(0.34)
Distributions from net realized capital gain	(0.01)	(0.01)	(0.02)	(0.05)	(0.03)
Total Distributions	(0.32)	(0.31)	(0.32)	(0.39)	(0.37)
Net Asset Value, End of Year	$7.84	$7.89	$7.94	$8.02	$7.81
Total Return	3.39%	3.38%	2.98%	7.89%	11.26%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$31,347	$33,899	$36,409	$38,519	$37,879
Ratio of expenses to average net assets	0.97%	0.94%	0.97%	0.90%	0.94%
Ratio of net investment income to average net assets	3.95%	3.83%	3.79%	4.37%	4.44%
Portfolio turnover rate	—	3.99%	2.95%	4.04%	5.70%

CLASS C
	Year Ended September 30,
Per Share Data:	2005	2004	2003	2002øø	2001
Net Asset Value, Beginning of Year	$7.89	$7.95	$8.02	$7.81	$7.37
Income from Investment Operations:
Net investment income	0.24	0.23	0.23	0.27	0.27
Net realized and unrealized gain (loss) on investments	(0.04)	(0.05)	(0.05)	0.26	0.47
Total from Investment Operations	0.20	0.18	0.18	0.53	0.74
Less Distributions:
Dividends from net investment income	(0.24)	(0.23)	(0.23)	(0.27)	(0.27)
Distributions from net realized capital gain	(0.01)	(0.01)	(0.02)	(0.05)	(0.03)
Total Distributions	(0.25)	(0.24)	(0.25)	(0.32)	(0.30)
Net Asset Value, End of Year	$7.84	$7.89	$7.95	$8.02	$7.81
Total Return	2.46%	2.33%	2.18%	6.92%	10.27%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$141	$139	$88	$82	$75
Ratio of expenses to average net assets	1.87%	1.84%	1.87%	1.80%	1.84%
Ratio of net investment income to average net assets	3.05%	2.93%	2.90%	3.47%	3.54%
Portfolio turnover rate	—	3.99%	2.95%	4.04%	5.70%

See footnotes on page 73.

Financial Highlights

Missouri Series (continued)

CLASS D
	Year Ended September 30,
Per Share Data:	2005	2004	2003	2002øø	2001
Net Asset Value, Beginning of Year	$7.89	$7.95	$8.02	$7.81	$7.37
Income from Investment Operations:
Net investment income	0.24	0.23	0.23	0.27	0.27
Net realized and unrealized gain (loss) on investments	(0.04)	(0.05)	(0.05)	0.26	0.47
Total from Investment Operations	0.20	0.18	0.18	0.53	0.74
Less Distributions:
Dividends from net investment income	(0.24)	(0.23)	(0.23)	(0.27)	(0.27)
Distributions from net realized capital gain	(0.01)	(0.01)	(0.02)	(0.05)	(0.03)
Total Distributions	(0.25)	(0.24)	(0.25)	(0.32)	(0.30)
Net Asset Value, End of Year	$7.84	$7.89	$7.95	$8.02	$7.81
Total Return	2.46%	2.33%	2.18%	6.92%	10.27%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$362	$345	$511	$600	$575
Ratio of expenses to average net assets	1.87%	1.84%	1.86%	1.80%	1.84%
Ratio of net investment income to average net assets	3.05%	2.93%	2.90%	3.47%	3.54%
Portfolio turnover rate	—	3.99%	2.95%	4.04%	5.70%

New York Series

CLASS A
	Year Ended September 30,
Per Share Data:	2005	2004	2003	2002øø	2001
Net Asset Value, Beginning of Year	$8.27	$8.34	$8.43	$8.16	$7.77
Income from Investment Operations:
Net investment income	0.33	0.35	0.34	0.36	0.38
Net realized and unrealized gain (loss) on investments	(0.01)	(0.06)	(0.07)	0.27	0.45
Total from Investment Operations	0.32	0.29	0.27	0.63	0.83
Less Distributions:
Dividends from net investment income	(0.33)	(0.34)	(0.34)	(0.36)	(0.38)
Distributions from net realized capital gain	ø	(0.02)	(0.02)	—	(0.06)
Total Distributions	(0.33)	(0.36)	(0.36)	(0.36)	(0.44)
Net Asset Value, End of Year	$8.26	$8.27	$8.34	$8.43	$8.16
Total Return	3.96%	3.60%	3.24%	7.94%	10.90%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$69,563	$71,698	$80,452	$83,723	$82,482
Ratio of expenses to average net assets	0.90%	0.88%	0.91%	0.87%	0.70%
Ratio of net investment income to average net assets	4.03%	4.18%	4.11%	4.43%	4.70%
Portfolio turnover rate	10.47%	—	6.35%	19.43%	8.15%
Without expense reimbursement:*
Ratio of expenses to average net assets					0.83%
Ratio of net investment income to average net assets					4.57%

See footnotes on page 73.

Financial Highlights

New York Series (continued)

CLASS C
	Year Ended September 30,
Per Share Data:	2005	2004	2003	2002øø	2001
Net Asset Value, Beginning of Year	$8.29	$8.35	$8.44	$8.17	$7.78
Income from Investment Operations:
Net investment income	0.26	0.27	0.27	0.29	0.30
Net realized and unrealized gain (loss) on investments	(0.02)	(0.04)	(0.07)	0.27	0.45
Total from Investment Operations	0.24	0.23	0.20	0.56	0.75
Less Distributions:
Dividends from net investment income	(0.26)	(0.27)	(0.27)	(0.29)	(0.30)
Distributions from net realized capital gain	ø	(0.02)	(0.02)	—	(0.06)
Total Distributions	(0.26)	(0.29)	(0.29)	(0.29)	(0.36)
Net Asset Value, End of Year	$8.27	$8.29	$8.35	$8.44	$8.17
Total Return	2.91%	2.79%	2.32%	6.98%	9.88%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$4,994	$5,732	$7,295	$7,005	$3,624
Ratio of expenses to average net assets	1.80%	1.78%	1.81%	1.77%	1.60%
Ratio of net investment income to average net assets	3.13%	3.28%	3.21%	3.53%	3.80%
Portfolio turnover rate	10.47%	—	6.35%	19.43%	8.15%
Without expense reimbursement:*
Ratio of expenses to average net assets					1.73%
Ratio of net investment income to average net assets					3.67%

CLASS D
	Year Ended September 30,
Per Share Data:	2005	2004	2003	2002øø	2001
Net Asset Value, Beginning of Year	$8.29	$8.35	$8.44	$8.17	$7.78
Income from Investment Operations:
Net investment income	0.26	0.27	0.27	0.29	0.30
Net realized and unrealized gain (loss) on investments	(0.02)	(0.04)	(0.07)	0.27	0.45
Total from Investment Operations	0.24	0.23	0.20	0.56	0.75
Less Distributions:
Dividends from net investment income	(0.26)	(0.27)	(0.27)	(0.29)	(0.30)
Distributions from net realized capital gain	ø	(0.02)	(0.02)	—	(0.06)
Total Distributions	(0.26)	(0.29)	(0.29)	(0.29)	(0.36)
Net Asset Value, End of Year	$8.27	$8.29	$8.35	$8.44	$8.17
Total Return	2.91%	2.79%	2.32%	6.98%	9.88%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$2,442	$2,437	$2,653	$3,521	$3,297
Ratio of expenses to average net assets	1.80%	1.78%	1.81%	1.77%	1.60%
Ratio of net investment income to average net assets	3.13%	3.28%	3.21%	3.53%	3.80%
Portfolio turnover rate	10.47%	—	6.35%	19.43%	8.15%
Without expense reimbursement:*
Ratio of expenses to average net assets					1.73%
Ratio of net investment income to average net assets					3.67%

See footnotes on page 73.

Financial Highlights

Ohio Series

CLASS A
	Year Ended September 30,
Per Share Data:	2005	2004	2003	2002øø	2001
Net Asset Value, Beginning of Year	$8.10	$8.14	$8.26	$8.03	$7.64
Income from Investment Operations:
Net investment income	0.32	0.31	0.32	0.36	0.38
Net realized and unrealized gain (loss) on investments	(0.07)	(0.02)	(0.11)	0.23	0.39
Total from Investment Operations	0.25	0.29	0.21	0.59	0.77
Less Distributions:
Dividends from net investment income	(0.31)	(0.31)	(0.32)	(0.36)	(0.38)
Distributions from net realized capital gain	(0.03)	(0.02)	(0.01)	ø	ø
Total Distributions	(0.34)	(0.33)	(0.33)	(0.36)	(0.38)
Net Asset Value, End of Year	$8.01	$8.10	$8.14	$8.26	$8.03
Total Return	3.09%	3.69%	2.63%	7.59%	10.30%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$107,587	$114,544	$122,692	$129,662	$128,433
Ratio of expenses to average net assets	0.89%	0.87%	0.91%	0.85%	0.70%
Ratio of net investment income to average net assets	3.92%	3.88%	3.97%	4.51%	4.81%
Portfolio turnover rate	4.57%	—	6.79%	0.79%	7.57%
Without expense reimbursement:*
Ratio of expenses to average net assets					0.84%
Ratio of net investment income to average net assets					4.67%

CLASS C
	Year Ended September 30,
Per Share Data:	2005	2004	2003	2002øø	2001
Net Asset Value, Beginning of Year	$8.15	$8.18	$8.31	$8.08	$7.69
Income from Investment Operations:
Net investment income	0.24	0.24	0.25	0.29	0.31
Net realized and unrealized gain (loss) on investments	(0.06)	(0.01)	(0.12)	0.23	0.39
Total from Investment Operations	0.18	0.23	0.13	0.52	0.70
Less Distributions:
Dividends from net investment income	(0.24)	(0.24)	(0.25)	(0.29)	(0.31)
Distributions from net realized capital gain	(0.03)	(0.02)	(0.01)	ø	ø
Total Distributions	(0.27)	(0.26)	(0.26)	(0.29)	(0.31)
Net Asset Value, End of Year	$8.06	$8.15	$8.18	$8.31	$8.08
Total Return	2.15%	2.87%	1.58%	6.61%	9.26%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$922	$1,005	$1,339	$1,331	$812
Ratio of expenses to average net assets	1.79%	1.77%	1.81%	1.75%	1.60%
Ratio of net investment income to average net assets	3.02%	2.98%	3.07%	3.61%	3.91%
Portfolio turnover rate	4.57%	—	6.79%	0.79%	7.57%
Without expense reimbursement:*
Ratio of expenses to average net assets					1.74%
Ratio of net investment income to average net assets					3.77%

See footnotes on page 73.

Financial Highlights

Ohio Series (continued)

CLASS D
	Year Ended September 30,
Per Share Data:	2005	2004	2003	2002øø	2001
Net Asset Value, Beginning of Year	$8.15	$8.18	$8.31	$8.08	$7.69
Income from Investment Operations:
Net investment income	0.24	0.24	0.25	0.29	0.31
Net realized and unrealized gain (loss) on investments	(0.06)	(0.01)	(0.12)	0.23	0.39
Total from Investment Operations	0.18	0.23	0.13	0.52	0.70
Less Distributions:
Dividends from net investment income	(0.24)	(0.24)	(0.25)	(0.29)	(0.31)
Distributions from net realized capital gain	(0.03)	(0.02)	(0.01)	ø	ø
Total Distributions	(0.27)	(0.26)	(0.26)	(0.29)	(0.31)
Net Asset Value, End of Year	$8.06	$8.15	$8.18	$8.31	$8.08
Total Return	2.15%	2.87%	1.58%	6.61%	9.26%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$773	$1,012	$1,440	$1,683	$1,583
Ratio of expenses to average net assets	1.79%	1.77%	1.81%	1.75%	1.60%
Ratio of net investment income to average net assets	3.02%	2.98%	3.07%	3.61%	3.91%
Portfolio turnover rate	4.57%	—	6.79%	0.79%	7.57%
Without expense reimbursement:*
Ratio of expenses to average net assets					1.74%
Ratio of net investment income to average net assets					3.77%

Oregon Series

CLASS A
	Year Ended September 30,
Per Share Data:	2005	2004	2003	2002øø	2001
Net Asset Value, Beginning of Year	$7.91	$7.94	$8.03	$7.85	$7.47
Income from Investment Operations:
Net investment income	0.31	0.32	0.31	0.34	0.35
Net realized and unrealized gain (loss) on investments	(0.03)	(0.03)	(0.07)	0.23	0.42
Total from Investment Operations	0.28	0.29	0.24	0.57	0.77
Less Distributions:
Dividends from net investment income	(0.31)	(0.31)	(0.30)	(0.34)	(0.35)
Distributions from net realized capital gain	(0.01)	(0.01)	(0.03)	(0.05)	(0.04)
Total Distributions	(0.32)	(0.32)	(0.33)	(0.39)	(0.39)
Net Asset Value, End of Year	$7.87	$7.91	$7.94	$8.03	$7.85
Total Return	3.53%	3.73%	3.10%	7.41%	10.52%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$53,109	$56,182	$56,365	$60,143	$54,994
Ratio of expenses to average net assets	0.92%	0.91%	0.95%	0.90%	0.88%
Ratio of net investment income to average net assets	3.97%	4.00%	3.87%	4.34%	4.57%
Portfolio turnover rate	4.88%	1.92%	3.56%	6.06%	14.58%

See footnotes on page 73.

Financial Highlights

Oregon Series (continued)

CLASS C
	Year Ended September 30,
Per Share Data:	2005	2004	2003	2002øø	2001
Net Asset Value, Beginning of Year	$7.90	$7.93	$8.03	$7.85	$7.47
Income from Investment Operations:
Net investment income	0.24	0.24	0.24	0.27	0.28
Net realized and unrealized gain (loss) on investments	(0.03)	(0.02)	(0.08)	0.23	0.42
Total from Investment Operations	0.21	0.22	0.16	0.50	0.70
Less Distributions:
Dividends from net investment income	(0.24)	(0.24)	(0.23)	(0.27)	(0.28)
Distributions from net realized capital gain	(0.01)	(0.01)	(0.03)	(0.05)	(0.04)
Total Distributions	(0.25)	(0.25)	(0.26)	(0.32)	(0.32)
Net Asset Value, End of Year	$7.86	$7.90	$7.93	$8.03	$7.85
Total Return	2.60%	2.81%	2.05%	6.45%	9.53%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$1,282	$1,641	$1,767	$1,511	$1,166
Ratio of expenses to average net assets	1.82%	1.81%	1.85%	1.80%	1.78%
Ratio of net investment income to average net assets	3.07%	3.10%	2.97%	3.44%	3.67%
Portfolio turnover rate	4.88%	1.92%	3.56%	6.06%	14.58%

CLASS D
	Year Ended September 30,
Per Share Data:	2005	2004	2003	2002øø	2001
Net Asset Value, Beginning of Year	$7.90	$7.93	$8.03	$7.85	$7.47
Income from Investment Operations:
Net investment income	0.24	0.24	0.24	0.27	0.28
Net realized and unrealized gain (loss) on investments	(0.03)	(0.02)	(0.08)	0.23	0.42
Total from Investment Operations	0.21	0.22	0.16	0.50	0.70
Less Distributions:
Dividends from net investment income	(0.24)	(0.24)	(0.23)	(0.27)	(0.28)
Distributions from net realized capital gain	(0.01)	(0.01)	(0.03)	(0.05)	(0.04)
Total Distributions	(0.25)	(0.25)	(0.26)	(0.32)	(0.32)
Net Asset Value, End of Year	$7.86	$7.90	$7.93	$8.03	$7.85
Total Return	2.60%	2.81%	2.05%	6.45%	9.53%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$1,442	$1,517	$1,848	$2,688	$2,345
Ratio of expenses to average net assets	1.82%	1.81%	1.85%	1.80%	1.78%
Ratio of net investment income to average net assets	3.07%	3.10%	2.97%	3.44%	3.67%
Portfolio turnover rate	4.88%	1.92%	3.56%	6.06%	14.58%

See footnotes on page 73.

Financial Highlights

South Carolina Series

CLASS A
	Year Ended September 30,
Per Share Data:	2005	2004	2003	2002øø	2001
Net Asset Value, Beginning of Year	$8.18	$8.23	$8.25	$8.07	$7.66
Income from Investment Operations:
Net investment income	0.32	0.31	0.31	0.36	0.37
Net realized and unrealized gain on investments	0.03	0.05	—	0.19	0.41
Total from Investment Operations	0.35	0.36	0.31	0.55	0.78
Less Distributions:
Dividends from net investment income	(0.32)	(0.30)	(0.31)	(0.36)	(0.37)
Distributions from net realized capital gain	(0.02)	(0.11)	(0.02)	(0.01)	—
Total Distributions	(0.34)	(0.41)	(0.33)	(0.37)	(0.37)
Net Asset Value, End of Year	$8.19	$8.18	$8.23	$8.25	$8.07
Total Return	4.23%	4.51%	3.91%	7.00%	10.28%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$75,442	$76,913	$79,463	$81,410	$84,109
Ratio of expenses to average net assets	0.91%	0.91%	0.92%	0.87%	0.88%
Ratio of net investment income to average net assets	3.89%	3.77%	3.83%	4.54%	4.59%
Portfolio turnover rate	—	—	34.81%	—	2.80%

CLASS C
	Year Ended September 30,
Per Share Data:	2005	2004	2003	2002øø	2001
Net Asset Value, Beginning of Year	$8.18	$8.23	$8.24	$8.06	$7.65
Income from Investment Operations:
Net investment income	0.25	0.23	0.24	0.29	0.29
Net realized and unrealized gain on investments	0.02	0.06	0.01	0.19	0.41
Total from Investment Operations	0.27	0.29	0.25	0.48	0.70
Less Distributions:
Dividends from net investment income	(0.24)	(0.23)	(0.24)	(0.29)	(0.29)
Distributions from net realized capital gain	(0.02)	(0.11)	(0.02)	(0.01)	—
Total Distributions	(0.26)	(0.34)	(0.26)	(0.30)	(0.29)
Net Asset Value, End of Year	$8.19	$8.18	$8.23	$8.24	$8.06
Total Return	3.30%	3.58%	3.11%	6.04%	9.30%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$4,939	$5,200	$5,483	$3,279	$1,589
Ratio of expenses to average net assets	1.81%	1.81%	1.82%	1.77%	1.78%
Ratio of net investment income to average net assets	2.99%	2.87%	2.93%	3.64%	3.69%
Portfolio turnover rate	—	—	34.81%	—	2.80%

See footnotes on page 73.

Financial Highlights

South Carolina Series (continued)

CLASS D
	Year Ended September 30,
Per Share Data:	2005	2004	2003	2002øø	2001
Net Asset Value, Beginning of Year	$8.18	$8.23	$8.24	$8.06	$7.65
Income from Investment Operations:
Net investment income	0.25	0.23	0.24	0.29	0.29
Net realized and unrealized gain on investments	0.02	0.06	0.01	0.19	0.41
Total from Investment Operations	0.27	0.29	0.25	0.48	0.70
Less Distributions:
Dividends from net investment income	(0.24)	(0.23)	(0.24)	(0.29)	(0.29)
Distributions from net realized capital gain	(0.02)	(0.11)	(0.02)	(0.01)	—
Total Distributions	(0.26)	(0.34)	(0.26)	(0.30)	(0.29)
Net Asset Value, End of Year	$8.19	$8.18	$8.23	$8.24	$8.06
Total Return	3.30%	3.58%	3.11%	6.04%	9.30%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$2,515	$3,035	$3,947	$4,815	$4,378
Ratio of expenses to average net assets	1.81%	1.81%	1.82%	1.77%	1.78%
Ratio of net investment income to average net assets	2.99%	2.87%	2.93%	3.64%	3.69%
Portfolio turnover rate	—	—	34.81%	—	2.80%

*	During the periods stated, the Manager, at its discretion, reimbursed expenses for the Michigan, New York and Ohio Series. Absent such reimbursements, returns would have been lower.

**	Capital gain of $0.001 per share was paid.

‡	Capital gain of $0.004 per share was paid.

ø	Capital gain of $0.002 per share was paid.

øø	As required, effective October 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discounts on purchases of portfolio securities for financial reporting purposes. The effects of this change for the year ended September 30, 2002, were to increase net investment income and decrease net realized and unrealized gain on investments per share by $0.01 for the National and Minnesota Series Classes A, C and D, and the Louisiana, Maryland and Oregon Series Classes C and D; and to increase the ratios of net investment income to average net assets of each share class for the Georgia, Michigan, New York and Ohio Series by 0.03%; the National, Colorado, Maryland and Missouri Series by 0.04%; the Louisiana, Massachusetts, and Oregon Series by 0.05%; the South Carolina Series by 0.06%; and the Minnesota Series by 0.09%. The per share data and ratios for periods prior to October 1, 2001, have not been restated.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
Seligman Municipal Fund Series, Inc.:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Seligman Municipal Fund Series, Inc. (the “Funds”) comprising, the National, Colorado, Georgia, Louisiana, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New York, Ohio, Oregon, and South Carolina Series as of September 30, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Series constituting the Seligman Municipal Fund Series, Inc. as of September 30, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
November 23, 2005

Directors and Officers
Information pertaining to the Directors and Officers of Seligman Municipal Fund Series is set forth below:

Independent Directors

Name, (Age), Position(s) held with Fundø	Principal Occupation(s) During Past Five Years, Directorships and Other Information
Robert B. Catell (68)[2,3] • Director: 2003 to Date • Oversees 57 Portfolios in Fund Complex
Chairman, Chief Executive Officer and Director, KeySpan Corporation (diversified energy, gas and electric company); Director or Trustee of each of the investment companies of the Seligman Group of Funds† (except Seligman Cash Management Fund, Inc.); Director or Trustee, Alberta Northeast Gas, Ltd., Boundary Gas Inc., The Houston Exploration Company (oil and gas exploration, development and production companies), Edison Electric Institute, Keyera Facilities Income Fund (natural gas gathering and processing company), New York State Energy Research and Development Authority, Independence Community Bank, Business Council of New York State, Inc., New York City Partnership, and the Long Island Association (business and civic organizations).

John R. Galvin (76)[1,3] • Director: 1995 to Date • Oversees 58 Portfolios in Fund Complex
Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University; Director or Trustee of each of the investment companies of the Seligman Group of Funds†; and Chairman Emeritus, American Council on Germany. Formerly, Governor of the Center for Creative Leadership; and Director, Raytheon Co. (defense and commercial electronics) and USLIFE Corporation (life insurance). From June 1987 to June 1992, Mr. Galvin was the Supreme Allied Commander, NATO, and the Commander-in-Chief, United States European Command.

Alice S. Ilchman (70)[2,3] • Director: 1991 to Date • Oversees 58 Portfolios in Fund Complex
President Emerita, Sarah Lawrence College; Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Director, Jeannette K. Watson Summer Fellowship (summer internships for college students); Trustee, Committee for Economic Development; Governor, Court of Governors, London School of Economics; and Director, Public Broadcasting Service (PBS). Formerly, Chairman, The Rockefeller Foundation (charitable foundation); Trustee, Save the Children (nonprofit child assistance organization); and Director, New York Telephone Company.

Frank A. McPherson (72)[2,3] • Director: 1995 to Date • Oversees 58 Portfolios in Fund Complex
Retired Chairman of the Board and Chief Executive Officer of Kerr-McGee Corporation (diversified energy and chemical company); Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Director, ConocoPhillips (integrated international oil corporation), Integris Health (owner of various hospitals), Oklahoma Chapter of the Nature Conservancy, Oklahoma Medical Research Foundation, Boys and Girls Clubs of Oklahoma, Oklahoma City Public Schools Foundation, and Oklahoma Foundation for Excellence in Education. Formerly, Director, Kimberly-Clark Corporation (consumer products), BOK Financial (bank holding company), and the Federal Reserve System’s Kansas City Reserve Bank.

Betsy S. Michel (63)[1,3] • Director: 1984 to Date • Oversees 58 Portfolios in Fund Complex
Attorney; Director or Trustee of each of the investment companies of the Seligman Group of Funds†; and Trustee, The Geraldine R. Dodge Foundation (charitable foundation). Formerly, Chairman of the Board of Trustees of St. George’s School (Newport, RI) and Trustee, World Learning, Inc. (international educational training).

Leroy C. Richie (64)[1,3] • Director: 2000 to Date • Oversees 57 Portfolios in Fund Complex
Chairman and Chief Executive Officer, Q Standards Worldwide, Inc. (library of technical standards); Director or Trustee of each of the investment companies of the Seligman Group of Funds† (with the exception of Seligman Cash Management Fund, Inc.); Director, Kerr-McGee Corporation (diversified energy and chemical company) and Infinity, Inc. (oil and gas services and exploration); and Director and Chairman, Highland Park Michigan Economic Development Corp. Formerly, Trustee, New York University Law Center Foundation; Vice Chairman, Detroit Medical Center; and Chairman and Chief Executive Officer, Capital Coating Technologies, Inc. (applied coating technologies); and Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation.

Robert L. Shafer (73)[2,3] • Director: 1983 to Date • Oversees 58 Portfolios in Fund Complex
Ambassador and Permanent Observer of the Sovereign Military Order of Malta to the United Nations; and Director or Trustee of each of the investment companies of the Seligman Group of Funds†. Formerly, Director, USLIFE Corporation (life insurance); and Vice President, Pfizer Inc. (pharmaceuticals).

James N. Whitson (70)[1,3] • Director: 1993 to Date • Oversees 58 Portfolios in Fund Complex
Director or Trustee of each of the investment companies of the Seligman Group of Funds†; and Director, CommScope, Inc. (manufacturer of coaxial cable). Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc. (a diversified holding company). Formerly, Director and Consultant, Sammons Enterprises, Inc. and Director, C-SPAN (cable television network).

See footnotes on page 77.

Directors and Officers

Interested Directors and Principal Officers

Name, (Age), Position(s) held with Fundø	Principal Occupation(s) During Past Five Years, Directorships and Other Information
William C. Morris (67)* • Director and Chairman of the Board: 1988 to Date • Oversees 58 Portfolios in Fund Complex
Chairman, J. & W. Seligman & Co. Incorporated; Chairman of the Board, and Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Chairman, Seligman Advisors, Inc., Seligman Services, Inc. and Carbo Ceramics Inc. (manufacturer of ceramic proppants for oil and gas industry); Director, Seligman Data Corp.; and President and Chief Executive Officer of The Metropolitan Opera Association. Formerly, Director, Kerr-McGee Corporation (diversified energy and chemical company) and Chief Executive Officer of each of the investment companies of the Seligman Group of Funds.

Brian T. Zino (53)* • Director: 1993 to Date • President: 1995 to Date • Chief Executive Officer: 2002 to Date • Oversees 58 Portfolios in Fund Complex
Director and President, J. & W. Seligman & Co. Incorporated; President, Chief Executive Officer and Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Director, Seligman Advisors, Inc. and Seligman Services, Inc.; Chairman, Seligman Data Corp.; Member of the Board of Governors of the Investment Company Institute; and Director (formerly Vice Chairman), ICI Mutual Insurance Company.

Thomas G. Moles (63) • Vice President and Portfolio Manager: 1983 to Date
Director and Managing Director, J. & W. Seligman & Co. Incorporated; Vice President and Co-Portfolio Manager, Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., and Seligman Pennsylvania Municipal Fund Series; Executive Vice President and Co-Portfolio Manager, Seligman Quality Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc. (closed-end investment companies); and Director, Seligman Advisors, Inc. and Seligman Services, Inc.

Eileen A. Comerford (47) • Vice President and Co-Portfolio Manager: 2003 to Date
Senior Vice President and Investment Officer, J. & W. Seligman & Co. Incorporated; Vice President and Co-Portfolio Manager, Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Quality Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc.

Eleanor T.M. Hoagland (54) • Vice President and Chief Compliance Officer: 2004 to Date
Managing Director, J. & W. Seligman & Co. Incorporated; Vice President and Chief Compliance Officer for each of the investment companies of the Seligman Group of Funds†. Formerly, Managing Director, Partner and Chief Portfolio Strategist, AMT Capital Management.

Thomas G. Rose (47) • Vice President: 2000 to Date
Chief Financial Officer, Senior Vice President, Finance, and Treasurer, J. & W. Seligman & Co. Incorporated; Senior Vice President, Finance, Seligman Advisors, Inc. and Seligman Data Corp.; Vice President of each of the investment companies of the Seligman Group of Funds†, Seligman Services, Inc. and Seligman International, Inc. Formerly, Treasurer of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.

Lawrence P. Vogel (49) • Vice President: 1992 to Date • Treasurer: 2000 to Date
Senior Vice President and Treasurer, Investment Companies, J. & W. Seligman & Co. Incorporated; Vice President and Treasurer of each of the investment companies of the Seligman Group of Funds†; and Treasurer of Seligman Data Corp. Formerly, Senior Vice President, Finance, J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc., Seligman International, Inc. and Seligman Data Corp.; Vice President, Seligman Services, Inc.; and Treasurer, Seligman International, Inc.

Frank J. Nasta (41) • Secretary: 1994 to Date
Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds†; and Corporate Secretary, Seligman Advisors, Inc., Seligman Services, Inc., Seligman International, Inc., and Seligman Data Corp.

See footnotes on page 77.

Directors and Officers

The Fund’s Statement of Additional Information (SAI) includes additional information about Fund directors and is available, without charge, upon request. You may call toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US to request a copy of the SAI, to request other information about the Fund, or to make shareholder inquiries.

ø	The address for each of the directors and officers is 100 Park Avenue, 8th floor, New York, NY 10017. Each Director serves for an indefinite term, until the election and qualification of a successor or until his or her earlier death, resignation or removal. Each officer is elected annually by the Board of Directors.

†	The Seligman Group of Funds consists of 24 registered investment companies.

*	Mr. Morris and Mr. Zino are considered “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended, by virtue of their positions with J. & W. Seligman & Co. Incorporated and its affiliates.

Member:	1 Audit Committee 2 Director Nominating Committee 3 Board Operations Committee

ITEM 2. CODE OF ETHICS.

As of September 30, 2005, the registrant has adopted a code of ethics that applies to its principal executive and principal financial officers.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of directors has determined that Mr. James N. Whitson, a member of its audit committee, is an audit committee financial expert. Mr. Whitson is “independent” as such term is defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2005	2004
Audit Fees	$270,055	$257,235
Audit-Related Fees	–	–
Tax Fees	30,550	28,600
All Other Fees	1,931	–

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for services related to the assessment of procedures for compliance with anti-money laundering regulations by the registrant and certain other associated investment companies.

Aggregate fees billed by the registrant’s principal accountant for the last two fiscal years for non-audit services provided to the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registered investment company, where the engagement relates directly to the operations and financial reporting of the registrant, were as follows:

	2005	2004
Audit-Related Fees	$120,630	$114,980
Tax Fees	13,903	7,800
All Other Fees	–	43,000

Audit-related fees include amounts for (i) attestation services for the registrant’s shareholder service agent and (ii) performance of certain agreed-upon procedures relating to certain services performed by the registrant’s distributor. Tax fees include amounts related to tax compliance, tax planning, and tax advice for and an evaluation of certain tax reporting procedures of the registrant’s shareholder service agent. Other fees relates to electronic communication processing services performed on behalf of outside counsel of the investment adviser.

(e) (1) The Audit Committee is required to preapprove audit and non-audit services performed for the registrant by the principal accountant in order to assure that the provision of such services does not impair the principal accountant’s independence. The Audit Committee also is required to preapprove certain non-audit services performed by the registrant’s principal accountant for the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and certain of the adviser’s affiliates that provide services directly related to the operations and financial reporting of the registrant. Unless a type of service to be provided by the principal accountant has received preapproval, it will require specific preapproval by the Audit Committee.

The Audit Committee may delegate preapproval authority to one or more of its members. The member or members to whom such authority is delegated shall report any preapproval decisions to the Audit Committee at its next scheduled meeting.

Notwithstanding the foregoing, under certain circumstances, preapproval of non-audit services of a de minimis amount is not required.

(2) No services included in (b) – (d) above were approved pursuant to the waiver provisions of paragraphs (c)(7)(i)(C) or (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $167,014 and $194,380, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, the audit committee considered whether these services were compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included in Item 1 above.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR

CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the “Committee”) may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independant Directors of the Registrant occurs and if, based on the Board’s then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Code of Ethics for Principal Executive and Principal Financial Officers.
(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN MUNICIPAL FUND SERIES, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	June 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	June 19, 2006

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	June 19, 2006

SELIGMAN MUNICIPAL FUND SERIES, INC.

EXHIBIT INDEX

(a)(1)	Code of Ethics for Principal Executive and Principal Financial Officers.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.